As filed with the Securities and Exchange Commission on December 22, 2000
                                                Securities Act File No. 333-2265
                                        Investment Company Act File No. 811-7587
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No.                       [ ]
                         Post-Effective Amendment No. 8                      [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                 Amendment No. 9                             [X]
                        (Check appropriate box or boxes)


                    PILGRIM TROIKA DIALOG RUSSIA FUND, INC.
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

                             James M. Hennessy, Esq.
                          ING Pilgrim Investments, Inc.
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006


It is proposed that this filing will become  effective  (check appropriate box):

             [ ] Immediately upon filing pursuant to paragraph (b)
             [ ] on (date) pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [X] on March 1, 2001 pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

             [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

March 1, 2001
Classes A, B, C and M

                                       INTERNATIONAL EQUITY FUNDS

                                       ING Pilgrim Worldwide Growth
                                       ING Pilgrim Global Corporate Leaders
                                       ING Pilgrim International Value
                                       ING Pilgrim International
                                       ING Pilgrim International Core Growth
                                       ING Pilgrim International SmallCap Growth
                                       ING Pilgrim Emerging Markets Value
                                       ING Pilgrim Emerging Countries
                                       ING Pilgrim Worldwide Emerging Markets
                                       ING Pilgrim Global Technology
                                       ING Pilgrim Global Communications
                                       ING Pilgrim Global Information Technology
                                       ING Pilgrim Asia-Pacific Equity
                                       ING Pilgrim SmallCap Asia Growth
                                       ING Pilgrim European Equity
                                       ING Pilgrim Troika Dialog Russia
                                       Precious Metals Funds
                                       ING Pilgrim Gold
                                       ING Pilgrim Silver
                                       International Income Fund
                                       ING Pilgrim Global Income

This prospectus contains important information about investing in the ING Pilgrim Funds. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Funds will achieve their objectives. As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                                 WHAT'S INSIDE
--------------------------------------------------------------------------------
OBJECTIVE
These pages contain a description of each of our Funds included in this prospectus, including its objective, investment strategy and risks.

INVESTMENT STRATEGY

You'll also find:

RISKS

HOW THE FUND HAS PERFORMED

How the Fund has performed. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

What you pay to invest. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

An Introduction to the ING Pilgrim Funds                               1
Funds At A Glance                                                      2

INTERNATIONAL EQUITY FUNDS
ING Pilgrim Worldwide Growth                                           6
ING Pilgrim Global Corporate Leaders                                   8
ING Pilgrim International Value                                       10
ING Pilgrim International                                             12
ING Pilgrim International Core Growth                                 14
ING Pilgrim International SmallCap Growth                             16
ING Pilgrim Emerging Markets Value                                    18
ING Pilgrim Emerging Countries                                        20
ING Pilgrim Worldwide Emerging Markets                                22
ING Pilgrim Global Technology                                         24
ING Pilgrim Global Communications                                     26
ING Pilgrim Global Information Technology                             28
ING Pilgrim Asia-Pacific Equity                                       30
ING Pilgrim SmallCap Asia Growth                                      32
ING Pilgrim European Equity                                           34
ING Pilgrim Troika Dialog Russia                                      36

PRECIOUS METALS FUNDS
ING Pilgrim Gold                                                      38
ING Pilgrim Silver                                                    40

INTERNATIONAL INCOME FUND
ING Pilgrim Global Income                                             42

What You Pay to Invest                                                44
Shareholder Guide                                                     48
Management of the Funds                                               55
Dividends, Distributions and Taxes                                    59
More Information About Risks                                          60
Financial Highlights                                                  64
Where To Go For More Information                              Back cover

                                           INTRODUCTION TO THE ING PILGRIM FUNDS
--------------------------------------------------------------------------------
Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

If you have any questions about the ING Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.


This prospectus is designed to help you make informed decisions about your investments.

INTERNATIONAL EQUITY FUNDS

     ING Pilgrim offers International Equity Funds that emphasize a growth approach to international investing, as well as International Equity Funds that apply the technique of "value investing". These Funds focus on long-term growth by investing primarily in foreign equities.

     They may suit you if you:
     *    are investing for the long-term -- at least several years
     *    are looking for exposure to international markets
     *    are willing to accept higher risk in exchange for long-term growth.

PRECIOUS METALS FUNDS

     ING Pilgrim's Precious Metals Funds seek long-term growth.

     They may suit you if you:
     *    are investing for the long-term -- at least several years
     *    are looking for exposure to international markets and precious metals
     *    are willing to accept higher risk in exchange for long-term growth.

INTERNATIONAL INCOME FUND

     ING Pilgrim's Global Income Fund seeks high current income.

     It may suit you if you:
     *    want a regular stream of income
     *    want greater growth potential than a money market fund
     *    are willing to accept more risk than a money market fund.

                          If you have any questions, please call 1-800-992-0180.

Funds At A Glance

This table is a summary of the objectives, main investments and risks of each ING Pilgrim Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 6.

                   FUND                                                  INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
   International   Worldwide Growth Fund                                 Long-term capital appreciation
   Equity Funds    Adviser: ING Pilgrim Investments, Inc.

                   Global Corporate Leaders Fund                         Long-term growth of capital
                   Adviser: ING Pilgrim Investments, Inc.

                   International Value Fund                              Long-term capital appreciation
                   Adviser: ING Pilgrim Investments, Inc.
                   Sub-Adviser: Brandes
                   Investment Partners, L.P.

                   International Fund                                    Long-term growth of capital
                   Adviser: ING Pilgrim Investments, Inc.

                   International Core Growth Fund                        Long-term capital appreciation
                   Adviser: ING Pilgrim Investments, Inc.

                   International SmallCap Growth Fund                    Long-term capital appreciation
                   Adviser: ING Pilgrim Investments, Inc.
                   Sub-Adviser: Nicholas-Applegate Capital Mgt.

                   Emerging Markets Value Fund                           Long-term capital appreciation
                   Adviser: ING Pilgrim Investments, Inc.
                   Sub-Adviser: Brandes Investment
                   Partners, L.P.

                   Emerging Countries Fund                               Long-term capital appreciation
                   Adviser: ING Pilgrim Investments, Inc.

                   Worldwide Emerging Markets Fund                       Long-term growth of capital
                   Adviser: ING Pilgrim Investments, Inc.

                   Global Technology Fund                                Long-term growth of capital
                   Adviser: ING Pilgrim Investments, Inc.

                   ING Global Communications Fund                        Long-term capital appreciation
                   Adviser: ING Mutual Funds Management Co. LLC
                   Sub-Adviser: ING Investment Management Advisors B.V.

                   ING Global Information Technology Fund                Long-term capital appreciation
                   Adviser: ING Mutual Funds Management Co. LLC
                   Sub-Adviser: ING Investment Management Advisors B.V.

                   Asia-Pacific Equity Fund                              Long-term capital appreciation
                   Adviser: ING Pilgrim Investments, Inc.

2

MAIN INVESTMENTS                             MAIN RISKS
--------------------------------------------------------------------------------
Equity securities of companies               Price volatility and other risks
located in countries around the              that accompany an investment in
world, which may include the U.S.,           growth-oriented foreign equities.
believed to have growth potential.           Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities and equity                 Price volatility and other risks
equivalents of foreign and U.S.              that accompany an investment in
companies.                                   [growth-oriented] foreign equities.
                                             Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities of issuers                 Price volatility and other risks
located in countries outside the             that accompany an investment in
U.S., believed to have prices below          foreign equities. Sensitive to
their long-term value.                       currency exchange rates,
                                             international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities and equity                 Price volatility and other risks
equivalents of companies outside of          that accompany an investment in
the U.S.                                     [growth-oriented] foreign equities.
                                             Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities of larger                  Price volatility and other risks
companies in countries around the            that accompany an investment in
world, which may include the U.S.,           growth-oriented foreign equities.
believed to have growth potential.           Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities of small-sized             Price volatility, liquidity and
companies in countries around the            other risks that accompany an
world, which may include the U.S.,           investment in equity securities of
believed to have growth potential.           foreign, small-sized companies.
                                             Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities of issuers                 Price volatility, liquidity and
located in countries with emerging           other risks that accompany an
securities markets believed to have          investment in equities from
prices below their long-term value.          emerging countries. Sensitive to
                                             currency exchange rates,
                                             international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities of issuers                 Price volatility, liquidity and
located in countries with emerging           other risks that accompany an
securities markets believed to have          investment in equities from
growth potential.                            emerging countries. Sensitive to
                                             currency exchange rates,
                                             international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities and equity                 Price volatility, liquidity and
equivalents of emerging market               other risks that accompany an
companies.                                   investment in equities from
                                             emerging countries. Sensitive to
                                             currency exchange rates,
                                             international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities or equity                  Price volatility due to
equivalents of technology or                 non-diversification and
information infrastructure related           concentration in stocks in the
companies.                                   technology sector. May be sensitive
                                             to currency exchange rates,
                                             international, political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities of communications          Price volatility and risks related
companies located throughout the             to investments in equity
world, including the United States.          securities. Sensitive to currency
                                             exchange rates, international,
                                             political and economic conditions
                                             and other risks that affect foreign
                                             securities. Products and services
                                             of companies engaged in the
                                             communications sector are subject
                                             to relatively high risks of rapid
                                             obsolescence caused by scientific
                                             and technological advances.

Equity securities of information             Price volatility and risks related
technology companies located                 to investments in equity
throughout the world, including the          securities. Products and services
United States.                               of companies engaged in the
                                             information technology sector are
                                             subject to relatively high risks of
                                             rapid obsolescence caused by
                                             scientific and technological
                                             advances.

Equity securities of companies               Price volatility and other risks
based in the Asia-Pacific region,            that accompany an investment in
excluding Australia and Japan.               foreign equities and in securities
                                             of issuers in a single region.
                                             Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Funds At A Glance

FUND                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
International      SmallCap Asia Growth Fund                             Long-term capital appreciation
Equity Funds       Adviser: ING Pilgrim Investments, Inc.

                   ING European Equity Fund                              Long-term capital appreciation
                   Advisor: ING Mutual Funds Management Co. LLC
                   Sub-Adviser: ING Investment Management Advisors B.V.

                   Troika Dialog Russia Fund                             Long-term capital appreciation
                   Adviser: ING Pilgrim Investments, Inc.

Precious Metals    Gold Fund                                             Capital appreciation and a hedge against the loss of
Funds              Adviser: ING Pilgrim Investments, Inc.                buying power of the U.S. Dollar

                   Silver Fund                                           Maximum total return from long-term growth of capital
                   Adviser: ING Pilgrim Investments, Inc.                and income

International      Global Income Fund                                    High current income, with capital appreciation as a
Income Fund        Adviser: ING Pilgrim Investments, Inc.                secondary objective

4

 MAIN INVESTMENTS                            MAIN RISKS
--------------------------------------------------------------------------------
Equity securities and equity                 Price volatility, liquidity and
equivalents of companies in the              other risks that accompany an
Asia region having market                    investment in equity securities of
capitalizations of less than $1              issuers in a single region.
billion.                                     Sensitive to currency exchange
                                             rates, international political and
                                             economic conditions and other risks
                                             that affect foreign securities.

Equity securities of issuers which           Price volatility and risks related
are principally traded in the                to investments in equity
European capital markets, or that            securities. Sensitive to currency
derive a majority of their total             exchange rates, international,
revenues from either goods produced          political and economic conditions
or services rendered within Europe,          and other risks that affect foreign
or that are organized under the              securities of companies in a single
laws of and have a principal office          region.
in a European country.

Equity securities of Russian                 Risk due to extremely volatile and
companies.                                   often illiquid nature of the
                                             Russian securities markets, and
                                             volatility due to
                                             non-diversification of investments.
                                             Particularly sensitive to Russian
                                             political and economic conditions,
                                             currency exchange rates, and other
                                             risks that affect funds investing
                                             in securities of a single country.
                                             Potential for expropri- ation,
                                             dilution, devaluation, default or
                                             excessive taxation by the Russian
                                             government.

Gold and securities of companies             Price volatility due to
engaged in mining or processing              non-diversification and
gold throughout the world.                   concentration in the gold/precious
                                             metals industry. The market for
                                             gold and other precious metals is
                                             widely unregulated and is located
                                             in foreign countries that have the
                                             potential for instability. Precious
                                             metals earn no income, have higher
                                             transaction/storage costs, and
                                             realize gain only with an increase
                                             in market price.

Securities of companies which are            Price volatility due to
engaged in the exploration, mining,          non-diversification and
processing, fabrication or                   concentration in stocks in the
distribution of silver and in                silver industry. The market for
silver bullion.                              silver is limited and widely
                                             unregulated and is located in
                                             foreign countries that have the
                                             potential for instability. Precious
                                             metals earn no income, have higher
                                             transaction/storage costs, and
                                             realize gain only with an increase
                                             in market price.

Foreign and domestic high yield,             Credit, liquidity, interest rate
lower rated or unrated debt                  and other risks that accompany an
securities.                                  investment in lower-quality debt
                                             securities. Particularly sensitive
                                             to credit risk during economic
                                             downturns. May also present price
                                             volatility from foreign securities.
                                             May be sensitive to currency
                                             exchange rates, international
                                             political and economic conditions,
                                             and other risks.

International
Equity Funds
-------------
                                                               Adviser
                                                               ING Pilgrim
ING PILGRIM WORLDWIDE GROWTH FUND                              Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
The Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY
Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in at least three countries, one of which may be the U.S. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities.

International Component. The portfolio managers primarily use a "bottom-up" fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. The portfolio managers will invest at least 65% of the Fund in assets of companies which, based upon a fundamental analysis of a company's earning prospects, they believe will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and the cash flow return on capital. They also use a "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks.

U.S. Component. The Fund normally invests in equity securities of large U.S. companies that the portfolio managers feel have above-average prospects for growth. The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the S&P 500 Index. As of December 31, 2000 this meant market capitalizations in the range of $ billion to $ billion. Capitalization of companies in the S&P 500 Index will change with market conditions.

The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expections. The portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure.

From time to time, the Adviser reviews the allocation between U.S. stocks and non-U.S. stocks in the portfolio, and may rebalance the portfolio using factors that the Adviser deems appropriate.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
--------------------------------------------------------------------------------
RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potenial for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Inability to Sell Securities -- securities of foreign companies may trade in lower volume and may be less liquid than securities of U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

6         ING Pilgrim Worldwide Growth Fund

                                              ING PILGRIM WORLDWIDE GROWTH FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991
                    1992
                    1993
                    1994      2.45
                    1995     14.74
                    1996     17.92
                    1997     17.28
                    1998     37.34
                    1999     83.52
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %
   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International World Index (MSCI World Index).


Average Annual Total Returns

                                                                          MSCI
                                                                         World
                              Class A(3)    Class B(4)    Class C(5)   Index(6)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000     %

 Five years, ended
 December 31, 2000     %

 Since inception of
 Classes A and C(7)    %                        N/A

 Since inception
 of Class B(7)         %         N/A                           N/A

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) ING Pilgrim Investments, Inc. has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

(3)  Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 1%, respectively, for 1 year and since inception returns.

(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(7) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.

                          If you have any questions, please call 1-800-992-0180.

                                      ING Pilgrim Worldwide Growth Fund        7

International
Equity Funds
                                                               Adviser
                                                               ING Pilgrim
ING PILGRIM GLOBAL CORPORATE LEADERS FUND                      Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of foreign and U.S. companies.

INVESTMENT STRATEGY
The Fund normally invests at least 65% of its total assets in a diversified portfolio of blue chip securities (including common and preferred stock, warrants and convertible securities) that the portfolio managers believe represents "corporate leaders" in their respective industries. The portfolio managers consider whether these companies have a sustainable competitive edge.

The Fund may invest in the securities of companies and governments of the following regions:

*    Asia Region (including Japan);

*    Europe;

*    Latin America;

*    Africa;

*    North America (including U.S. and Canada); and

*    Other areas and countries as the Adviser may decide from time to time.

The Fund will normally invest in at least three different countries. The Fund intends to select the countries, currencies and companies that provide the greatest potential for long-term growth.

The Fund may invest 35% of its total assets in:

* securities of smaller capitalization companies;

* debt securities; and

* other investments.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into ING Pilgrim Worldwide Growth Fund. You could therefore ultimately hold shares of that Fund.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

8         ING Pilgrim Global Corporate Leaders Fund

                                      ING PILGRIM GLOBAL CORPORATE LEADERS FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991     15.55
                    1992     -3.55
                    1993     31.88
                    1994      1.84
                    1995     10.69
                    1996     16.43
                    1997      6.90
                    1998     19.06
                    1999     39.06
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International World Index (MSCI World Index).

Average Annual Total Returns

                                               MSCI
                                              World
                              Class A(3)     Index(4)
                             ------------   ---------
 One year, ended
 December 31, 2000     %

 Five years, ended
 December 31, 2000     %

 Ten years, ended
 December 31, 2000     %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3)  Reflects deduction of sales charge of 5.75%.

(4) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East.

                          If you have any questions, please call 1-800-992-0180.

                              ING Pilgrim Global Corporate Leaders Fund        9

International Equity Funds
                                                              Adviser
                                                              ING Pilgrim
                                                              Investments, Inc.
                                                              Sub-Adviser
                                                              Brandes Investment
                                                              Partners, L.P.
ING PILGRIM INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

OBJECTIVE

The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY
The Fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund holds common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities.

Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S. The Fund may invest up to the greater of:

*    20% of its assets in any one country or industry, or,

* 150% of the weighting of the country or industry in the Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

10        ING Pilgrim International Value Fund

                                           ING PILGRIM INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Return (%)(1)

                    1991
                    1992
                    1993
                    1994
                    1995
                    1996     15.23
                    1997     17.86
                    1998     13.46
                    1999     51.49
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE Index).

Average Annual Total Returns
                                                                           MSCI
                                                                           EAFE
                           Class A(2)     Class B(3)     Class C(4)     Index(5)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000      %

 Five years ended
 December 31, 2000      %                     N/A

 Since inception of
 Classes A and C(6)     %                     N/A

 Since inception
 of Class B(6)          %      N/A                           N/A

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2)  Reflects deduction of sales charge of 5.75%

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(6) Classes A and C commenced operations on March 6, 1995. Class B commenced operations on April 18, 1997.

                          If you have any questions, please call 1-800-992-0180.

                                 ING Pilgrim International Value Fund         11

International Equity Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM INTERNATIONAL FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund's investment objective is to seek long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the U.S.

INVESTMENT STRATEGY
Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in countries outside of the U.S. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities. The Fund also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.

The portfolio managers primarily use "bottom-up" fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. They also use "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the securities in which the Fund invests.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

Inability to Sell Securities -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

12        ING Pilgrim International Fund

                                                 ING PILGRIM INTERNATIONAL FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991
                    1992
                    1993
                    1994      5.87
                    1995      5.77
                    1996     13.57
                    1997      1.61
                    1998     19.02
                    1999     47.58
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE Index).

Average Annual Total Returns
                                                  MSCI
                                                  EAFE
                              Class A(3)(4)     Index(5)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000     %

 Five years, ended
 December 31, 2000     %

 Since inception of
 Class A(6)            %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3) This table shows the performance of the Class A shares of the Fund. Class B and Class C shares of the Fund did not have a full year's performance during the period ended December 31, 2000.

(4)  Reflects deduction of sales charge of 5.75%.

(5) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia, and the Far East.

(6)  Class A commenced operations on January 3, 1994.

                          If you have any questions, please call 1-800-992-0180.

                                        ING Pilgrim International Fund        13

International Equity Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM INTERNATIONAL CORE GROWTH FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY
Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in countries outside the U.S. The Fund generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the portfolio managers believe they present attractive investment opportunities. The Fund may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.

In pursuing the Fund's investment strategy, the portfolio managers primarily use a "bottom-up" fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry, sector or region. The portfolio managers will invest 65% of the Fund in asset of companies which, based upon a fundamental analysis of a company's earnings prospects, they believe will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry. In conducting its fundamental analysis, the portfolio managers focus on various factors, including valuation of the companies, potential catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital. They also use a "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in large companies, which sometimes have more stable prices than smaller companies.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or smaller company stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

14        ING Pilgrim International Core Growth Fund

                                     ING PILGRIM INTERNATIONAL CORE GROWTH FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991
                    1992
                    1993
                    1994
                    1995
                    1996
                    1997
                    1998     20.92
                    1999     66.69
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE Index).

Average Annual Total Returns
                                                                           MSCI
                                                                           EAFE
                           Class A(3)     Class B(4)     Class C(5)     Index(6)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000      %

 Since inception(7)     %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) ING Pilgrim Investments, Inc. has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a Sub-Adviser.

(3)  Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.

(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(7)  The Fund commenced operations on February 28, 1997.

                          If you have any questions, please call 1-800-992-0180.

                           ING Pilgrim International Core Growth Fund         15

International Equity Funds
                                                              Adviser
                                                              ING Pilgrim
                                                              Investments, Inc.
                                                              Sub-Adviser
                                                              Nicholas-Applegate
                                                              Capital Management
ING PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY
Under normal conditions, the Fund invests at least 65% of its total assets in securities of small companies located outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.

The Fund invests primarily in smaller-capitalized companies ("small cap stocks") located worldwide. In the opinion of the Fund's Sub-Adviser, small cap stocks are those whose stock market capitalizations are predominantly in the bottom 25% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' small cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

The Fund normally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Fund's Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Inability to Sell Securities -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

16        ING Pilgrim International SmallCap Growth Fund

                                 ING PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991
                    1992
                    1993
                    1994
                    1995      5.51
                    1996     17.58
                    1997     13.46
                    1998     35.57
                    1999    121.93
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Salomon Europe Pacific, Australia and Composite Market Index (Salomon EPAC EM Index).

Average Annual Total Returns
                                                                         Salomon
                                                                           EPAC
                                                                            EM
                           Class A(3)     Class B(4)     Class C(5)     Index(6)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000      %

 Five years, ended
 December 31, 2000      %

 Since inception of
 Classes A and C(7)     %                    N/A

 Since inception
 of Class B(7)          %      N/A                           N/A

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than Sub-Adviser, to the Fund.

(3)  Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 1%, respectively, for 1 year and since inception returns.

(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The Salomon EPAC EM Index is an unmanaged index that measures the performance of securities of smaller-capitalization companies in 22 countries excluding the U.S. and Canada.

(7) Classes A and C commenced operations on August 31, 1994. Class B commenced operations on May 31, 1995.

                          If you have any questions, please call 1-800-992-0180.

                       ING Pilgrim International SmallCap Growth Fund         17

International Equity Funds
                                                              Adviser
                                                              ING Pilgrim
                                                              Investments, Inc.
                                                              Sub-Adviser
                                                              Brandes Investment
                                                              Partners, L.P.
ING PILGRIM EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

OBJECTIVE

The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY
The Fund invests primarily in companies located in countries with emerging markets, including companies that may be smaller and lesser-known.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund may invest in common stocks, preferred stocks, American, European and Global depositary receipts, as well as convertible securities.

Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of companies located in countries with emerging markets. Countries with emerging markets include those countries that are generally considered to be emerging market countries by the international financial community. The Fund may invest up to the greater of:

*    20% of its assets in any one country or industry, or,

* 150% of the weighting of the country or industry in the Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Trustees has approved the reorganization of the Fund into ING Pilgrim Emerging Countries Fund. You could therefore ultimately hold shares of that Fund.

--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. For emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

Inability to Sell Securities -- securities of smaller and emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

18        ING Pilgrim Emerging Markets Value Fund

                                        ING PILGRIM EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Return (%)(1)

                    1991
                    1992
                    1993
                    1994
                    1995
                    1996
                    1997
                    1998    -22.58
                    1999     67.11
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index).

Average Annual Total Return
                                                                           MSCI
                                                                           EMF
                           Class A(2)     Class B(3)     Class C(4)     Index(5)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000      %

 Since Inception(6)     %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2)  Reflects deduction of sales charge of 5.75%

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The MSCI EMF Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

(6)  The Fund commenced operations on January 1, 1998.

                          If you have any questions, please call 1-800-992-0180.

                              ING Pilgrim Emerging Markets Value Fund         19

International Equity Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY
The Fund invests at least 65% of its net assets in securities of issuers located in at least three countries with emerging securities markets. Countries with emerging securities markets are those countries which generally are considered to be emerging market countries by the international financial community.

The Fund may invest up to 35% of its total assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities.

In selecting securities located in emerging market countries, the Adviser uses a "bottom-up" fundamental analysis to identify companies which it believes have good earnings growth prospects and that can be bought at a price which seems reasonable. To help in this process, the Adviser scores the emerging markets stocks on a wide range of quantitive and qualitative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Adviser seeks securities of emerging market issuers which are relatively liquid and covered by professional securities analysts.

In selecting stocks in developed markets, the portfolio managers seek the most attractive opportunities in such markets. For such securities, the portfolio managers use "bottom-up" analysis to choose companies which offer good value relative to their peers in the same industry, sector or region. They also use "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting their fundamental analysis, the portfolio managers focus on various matters, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Inability to Sell Securities -- securities of emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

20        ING Pilgrim Emerging Countries Fund

                                            ING PILGRIM EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991
                    1992
                    1993
                    1994
                    1995      6.34
                    1996     27.50
                    1997      9.44
                    1998    -22.19
                    1999     75.80
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index).

Average Annual Total Returns
                                                                           MSCI
                                                                           EMF
                           Class A(3)     Class B(4)     Class C(5)     Index(6)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000      %

 Five years, ended
 December 31, 2000      %

 Since inception of
 Classes A and C(7)     %                     N/A

 Since inception
 of Class B(7)          %      N/A                           N/A

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) ING Pilgrim Investments, Inc. has been the Fund's investment adviser since May 24, 1999; however, prior to October 1, 2000, the Fund was advised by a sub-adviser.

(3)  Reflects deduction of sales charge of 5.75%.

(4) Reflects deduction of deferred sales charge of 5% and 1%, respectively, for 1 year and since inception returns.

(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(6) The MSCI EMF Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

(7) Classes A and C commenced operations on November 28, 1994. Class B commenced operations on May 31, 1995.

                          If you have any questions, please call 1-800-992-0180.

                                  ING Pilgrim Emerging Countries Fund         21

International Equity Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------

OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital primarily through investment in equity securities and equity equivalents of emerging market companies.

INVESTMENT STRATEGY
The Fund will invest at least 65% of its total assets according to its investment objective. The Fund's definition of emerging markets includes, but is not limited to, the following:

Africa -- Botswana, Egypt, Ghana, Ivory Coast, Kenya, Mauritius, Morocco, Namibia, South Africa, Swaziland, Tunisia, Zambia and Zimbabwe;

Asia: -- Bahrain, Bangladesh, China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand;

Europe -- Croatia, Cyprus, Czech Republic, Estonia, Finland, Greece, Hungary, Latvia, Lithuania, Poland, Portugal, Romania, Russia, Slovakia and Slovenia;

The Middle East -- Israel, Jordan, Lebanon, Oman and Turkey;

Latin America -- Argentina, Bolivia, Brazil, Chile, Colombia, Ecuador, Mexico, Nicaragua, Peru and Venezuela.

The Adviser considers an emerging markets company to be any company domiciled in an emerging market country, or any company that derives 50% or more of its total revenue from either goods or services produced or sold in countries with emerging markets.

The Fund may invest the remaining 35% of its assets in equity securities without regard to whether the issuer qualifies as an emerging market company, investment-grade debt securities denominated in the currency of an emerging market country or issued or guaranteed by an emerging market company or the government of an emerging market country or short-term or medium-term investment grade debt securities.

The Fund's investment approach is to focus on positive returns through long-term capital gains. The investment strategy is based on a "top-down" approach that compares macro trends, such as economics, politics, industry trends, and commodity trends on a relative basis. Countries are grouped regionally and globally and ranked based on their macro scores. Once specific countries are identified as relative outperformers, specific companies are selected as investments. The selection process for selecting individual companies is based on fundamental research, industry themes, and identifying specific catalysts for growth.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into ING Pilgrim Emerging Countries Fund. You could therefore ultimately hold shares of that Fund.

--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the securities in which the Fund invests, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Inability to Sell Securities -- securities of emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

22        ING Pilgrim Worldwide Emerging Markets Fund

                                    ING PILGRIM WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)(3)


                    1991     24.19
                    1992      3.77
                    1993     63.37
                    1994    -13.81
                    1995     -5.93
                    1996      7.38
                    1997    -11.40
                    1998    -29.06
                    1999    112.58
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that two broad measures of market performance -- The Morgan Stanley Capital International Emerging Markets Free Index (MSCI Emerging Markets Free Index) and the MSCI EAFE Index.

Average Annual Total Returns
                                               MSCI         MSCI
                                                EMF         EAFE
                              Class A(4)     Index(5)     Index(6)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000     %

 Five years, ended
 December 31, 2000     %

 Ten years, ended
 December 31, 2000     %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund. Lexington Management Corporation engaged a sub-adviser to manage the Fund until June 7, 2000. Prior to July 26, 2000, the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3) Prior to June 17, 1991, the Fund operated under a different investment objective.

(4)  Reflects deduction of sales charge of 5.75%.

(5) The MSCI EMF Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

(6) The Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia, and the Far East.

                          If you have any questions, please call 1-800-992-0180.

                           ING Pilgrim Worldwide Emerging Markets Fund        23

International Equity Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund's investment objective is to seek long term growth of capital. This objective may not be changed without the approval of shareholders, and there is no assurance that the Fund will achieve its objective.

INVESTMENT STRATEGY
The Fund seeks to achieve its objective by investing at least 80% of its total assets in equity securities or equity equivalents (including common and preferred stocks, warrants and convertible securities) of technology or information infrastructure related companies of any capitalization. The Adviser considers technology or information infrastructure related companies to be in the following industries within the technology or information sectors: biotechnology, broadcasting and media content, computers, electronic components and equipment, electronic commerce and data services, data processing, information systems, internet, medical technology, networking, office automation, on-line services, semiconductors, semiconductor capital equipment, server hardware producers, software companies, telecommunications, telecommunications equipment and services, and companies involved in the distribution, servicing, science and development of these industries.

The Fund expects that such companies will be located within Africa, Asia, Europe, the Middle East and Latin America. However, the Fund is not limited to these countries and may invest in any country so long as it meets the Fund's objective. Many of the regions in which the Fund will invest will include emerging market countries.

The Fund's portfolio managers use a "bottom-up" approach in stock selection focusing on those companies that they believe have rising earnings expectations and rising valuations. The Fund seeks growth companies with long-term capital appreciation potential. In selecting individual securities the Adviser looks for companies that it believes display or are expected to display the following characteristics:

*    Robust growth prospects

*    High profit margins or return on capital

*    Attractive valuations relative to expected earnings or cash flow

*    Quality management

*    Unique technological and competitive advantages

The Fund generally sells a stock if the Adviser believes that its target price has been reached, its earnings are disappointing, its revenue growth has slowed or its underlying fundamentals have deteriorated. In addition, the Adviser will overlay a top-down macro economic and political screening process in order to assess country specific risks and enhance returns. The Fund may invest in larger, more established companies or in smaller or unseasoned companies.

The Fund may invest the remaining 20% of its assets in investment-grade debt securities of any maturity denominated in U.S. or foreign currencies.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into ING Pilgrim Global Information Technology Fund. You could therefore ultimately hold shares of that Fund.

--------------------------------------------------------------------------------
RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Risks of Concentration in the Technology Sector -- because the Fund's investments are concentrated in the technology sector, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If the securities of companies in the technology sector fall out of favor, the Fund could underperform funds that focus on other types of companies. In addition, investments in companies in the rapidly changing fields of technology and science face special risks such as competitive pressures and technological obsolescence and may be subject to greater governmental regulation than many other industries.

Non-Diversification Risk -- the Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's total assets may be invested in a single company.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.


24        ING Pilgrim Global Technology Fund

                                             ING PILGRIM GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)


                    1991
                    1992
                    1993
                    1994
                    1995
                    1996
                    1997
                    1998
                    1999
                    2000


Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Pacific Stock Exchange Technology Index (PSE Technology Index).

Average Annual Total Returns

                                           PSE
                                Class    Technology
                                 A(3)      Index(4)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000     %                   21.04

 Since inception       %         --         --
--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to August 1, 2000, Lexington Management Corporation served as the adviser to the Fund. Lexington Management Corporation engaged a sub-adviser to manage the Fund until June 7, 2000. Prior to August 1, 2000, the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3)  Reflects a deduction of sales charge of 5.75%.

(4) The PSE Technology Index is a price-weighted index of the top 100 U.S. technology stocks.

                          If you have any questions, please call 1-800-992-0180.

                                    ING Pilgrim Global Technology Fund        25

International Equity Funds
                                                        Adviser
                                                        ING Mutual Funds
                                                        Management Co. LLC
                                                        Sub-Adviser
                                                        ING Investment
                                                        Management Advisors B.V.
ING PILGRIM GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund seeks to provide investors with long-term capital appreciation.

INVESTMENT STRATEGY
Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of communications companies. This portion of the portfolio will have investments located in at least three different countries, including the United States. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized and small companies.

The Fund considers communications companies to be those that derive at least 50% of their total revenues or earnings from designing, developing, operating, financing, manufacturing or providing the following activities, products and services: communications equipment and service (including equipment and services for both data and voice transmission); electronic components and equipment; broadcast (including television and radio, satellite, microwave and cable television); computer equipment, mobile telecommunications and cellular radio and paging; electronic mail; local and wide area networking and linkage of work and data processing systems (collectivley, "communications activities").

The Sub-Adviser believes that because of rapid advances in communications, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The communications area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

The Sub-Adviser combines broad industry analysis and "bottom-up" company analysis to identify the stocks of companies it believes will become tomorrow's communications leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potenial for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Industry Concentration -- as a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Communications Technology Risk -- communications companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the communications industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

Governmental Regulation -- certain communications industries, such as the telecommunications industry, may be subject to greater governmental regulation than


26        ING Pilgrim Global Communications Fund

                                         ING PILGRIM GLOBAL COMMUNICATIONS FUND
--------------------------------------------------------------------------------

many other industries. Accordingly, such industries may be subject to changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered.
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The Fund does not have a performance history because it has not yet commenced operation.

                          If you have any questions, please call 1-800-992-0180.

                                      ING Pilgrim Global Communications Fund  27

International Equity Funds
                                                        Adviser
                                                        ING Mutual Funds
                                                        Management Co. LLC
                                                        Sub-Adviser
                                                        ING Investment
                                                        Management Advisors B.V.
ING PILGRIM GLOBAL INFORMATION TECHNOLOGY FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund seeks to provide investors with long-term capital appreciation.

INVESTMENT STRATEGY
Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of information technology companies. The Fund defines information technology companies as those companies that derive at least 50% of their total revenues or earnings from information technology, hardware or software, or related consulting and services industries. This portion of the portfolio will have investments located in at least three different countries, including the United States. As a general matter, the Fund expects these investments to be in common stocks of large, mid-sized and small companies.

The Sub-Adviser believes that because of rapid advances in information technology, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The information technology area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

The Sub-Adviser combines broad industry analysis and "bottom-up" company analysis to identify the stocks of companies it believes will become tomorrow's information technology leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potenial for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Industry Concentration -- as a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Information Technology Risk -- information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology industry are subject to relative high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.


28        ING Pilgrim Global Information Technology Fund

                                 ING PILGRIM GLOBAL INFORMATION TECHNOLOGY FUND
--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)

                    1991
                    1992
                    1993
                    1994
                    1995
                    1996
                    1997
                    1998
                    1999    140.15
                    2000

Best and worst quarterly performance during this period:

    quarter   :     %

    quarter   :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- The Goldman Sachs Technology Industry Composite Index.

Average Annual Total Returns
                                                              Goldman
                                                               Sachs
                                                               Tech.
                                                             Industry
                               Class     Class     Class      Comp.
                                A(2)      B(3)      C(4)     Index(5)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000      %       --        --        --         --

 Since inception(6)     %       --        --        --         --
--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2)  Reflects deduction of sales charge of 5.75%

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns..

(4)  Reflects deduction of deferred sales charge of 1% for the 1 year return

(5) The Goldman Sachs Technology Industry Composite Index is a widely recongnized, unmanaged index of technology stocks.

(6)  Classes A, B and C commenced operations on December 15, 1998.

                          If you have any questions, please call 1-800-992-0180.

                        ING Pilgrim Global Information Technology Fund        29

International Equity Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM ASIA-PACIFIC EQUITY FUND
--------------------------------------------------------------------------------

OBJECTIVE

The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY

The Fund normally invests at least 65% of its total assets in equity securities listed on stock exchanges in countries in the Asia-Pacific region or issued by companies based in this region. Asia-Pacific countries in which the Fund invests include, but are not limited to, China, Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand, but do not include Japan and Australia. The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock, warrants, American Depositary Receipts, European Depositary Receipts and other depositary receipts.

The Adviser bases investment decisions on a disciplined approach that takes into consideration the following factors: a macroeconomic overview of the region, specific country analysis, setting target country weightings, evaluation of industry sectors within each country, and selection of specific stocks. In selecting specific securities, the Adviser emphasizes a value approach that seeks growth at a reasonable price. This approach involves analysis of such fundamental factors as absolute rates of change of earnings growth, earnings growth relative to the market and industry, quality of earnings and stability of earnings growth, quality of management and product line, interest rate sensitivity and liquidity of the stock.

The criteria used by the Fund to determine whether an issuer is based in the Asia-Pacific region are: the country in which the issuer was organized; the country in which the principal securities market for that issuer is located; the country in which the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or the country in which at least 50% of the issuer's assets are located.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends -- from time to time, the stock market may not favor the value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Risks of the Asia-Pacific Region -- the Asia-Pacific region includes countries in various stages of economic development, including emerging market countries. In 1997 and 1998, securities markets in Asian countries suffered significant downturns and volatility, and currencies lost value in relation to the U.S. dollar. Currency devaluation in any one country may have a significant effect on the entire region. Increased political or social unrest in some or all Asian countries could cause further economic and market uncertainty.

Risks of Concentration -- because the Fund concentrates on a single region of the world, the Fund's performance may be more volatile than that of a Fund that invests globally. If Asia-Pacific securities fall out of favor, it may cause the Fund to underperform funds that focus on other types of stocks.

Inability to Sell Securities -- securities of emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

30        ING Pilgrim Asia-Pacific Equity Fund

                                           ING PILGRIM ASIA-PACIFIC EQUITY FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)

                    1991
                    1992
                    1993
                    1994
                    1995
                    1996      9.46
                    1997    -43.73
                    1998    -15.51
                    1999     74.41
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Morgan Stanley Capital International Far East Free ex-Japan Index (MSCI Far East ex-Japan Index).

Average Annual Total Returns
                                                                          MSCI
                                                                        Far East
                                                                          Free
                                                                        ex-Japan
                           Class A(2)     Class B(3)     Class M(4)     Index(5)
--------------------------------------------------------------------------------
One year, ended
December 31, 2000      %

Five years, ended
December 31, 2000      %

Since inception(6)     %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2)  Prior to January 2, 2001, the Fund was managed by a sub-adviser.

(2)  Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 1%, respectively, for 1 year and since inception returns.

(4)  Reflects deduction of sales charge of 3.5% for the 1 year return.

(5) The MSCI Far East ex-Japan Index is an unmanaged index that measures the performance of securities listed on exchanges in the Far East markets, excluding Japan.

(6)  The Fund commenced operations on September 1, 1995.

                          If you have any questions, please call 1-800-992-0180.

                                 ING Pilgrim Asia-Pacific Equity Fund         31

International Equity Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM SMALLCAP ASIA GROWTH FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund's investment objective is to seek long-term capital appreciation primarily by investing in equity securities and equity equivalents of companies in the Asia Region having market capitalizations of less than $1 billion.

INVESTMENT STRATEGY
The Fund will normally invest at least 65% of its total assets in equity securities and equity equivalents (including common and preferred stocks, warrants and convertible securities) of smaller companies in the Asia Region. The Fund will primarily invest in listed securities but may also invest in unlisted securities.

The Fund intends to invest primarily in companies which:

*    have proven management;

*    are undervalued and under-researched by the investment community;

*    are within industry sectors with strong growth prospects; and

* which have potential investment returns that are superior to the Asian market as a whole.

The Fund may invest 35% of its total assets in:

*    companies with market capitalizations of $1 billion or more;

*    companies outside the Asia Region (e.g. Australia or New Zealand); and

*    Investment-grade debt securities of any maturity

*    The Fund considers the following countries to be in the Asia Region:
     Bangladesh, China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, The Philippines, Singapore, Sri Lanka, Vietnam, Taiwan and Thailand. The Fund considers a company to be within the Asia Region if its principal securities' trading market is located in the Asia Region. The Fund will normally invest in at least three different countries. The Fund does not intend to invest in Japanese securities.

During times that the Adviser believes that stock of smaller companies presents undue risk, the Fund may adopt a defensive investment posture, and invest in equity securities and equity equivalents of medium and large companies in the Asia region. At a meeting held on December 8, 2000, the Adviser informed the Fund's Board of Directors that the Fund likely will continue to be invested primarily in such securities for the immediate future, and potentially through the reorganization of the Fund with the ING Pilgrim Asia-Pacific Equity Fund, to the extent warranted by market conditions. At times that the Fund is primarily invested in securities of medium and large companies, it will not realize capital appreciation from a primary investment in smaller companies.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into ING Pilgrim Asia-Pacific Equity Fund. You could therefore ultimately hold shares of that Fund.

--------------------------------------------------------------------------------
RISKS

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund invests in small companies, which may be more susceptible to price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the securities in which the Fund invests.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Risks of the Asia Region -- the Asia region includes countries in various stages of economic, development, including emerging market countries. In 1997 and 1998, securities markets in Asian countries suffered significant downturns and volatility, and currencies lost value in relation to the U.S. dollar. Currency devaluation in any one country may have a significant effect on the entire region. Increased political or social unrest in some or all Asian countries could cause further economic and market uncertainty.

Risks of Concentration -- because the Fund concentrates on a single region of the world, the Fund's performance may be more volatile than that of a Fund that invests globally. If Asian securities fall out of favor, it may cause the Fund to underperform funds that focus on other types of stocks.

Inability to Sell Securities -- securities of smaller and emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in intrest rates, usually making them more volatile than debt securities with shorter maturities.

32        ING Pilgrim SmallCap Asia Growth Fund

                                          ING PILGRIM SMALLCAP ASIA GROWTH FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)(3)


                    1991
                    1992
                    1993
                    1994
                    1995
                    1996     25.50
                    1997    -42.32
                    1998    -19.41
                    1999     57.29
                    2000

Best and worst quarterly performance during this period:

    quarter   :     %

    quarter   :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that two broad measures of market performance -- The Morgan Stanley Capital International Far East Free ex Japan Index (MSCI Far East Free ex-Japan Index) and The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE Index).

Average Annual Total Returns
                                                         MSCI             MSCI
                                                    Far East Free         EAFE
                                Class A(4)(5)     ex Japan Index(6)     Index(7)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000          %

 Five years, ended
 December 31, 2000          %

 Since inception of
 Class A(8)                 %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and another firm served as sub-adviser to the Fund. Prior to July 26, 2000, the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3)  Prior to January 2, 2001, the Fund was advised by a sub-adivser.

(4) This table shows the per-formance of the Class A shares of the Fund. Class B shares of the Fund did not have a full year's performance during the period ended December 31, 2000.

(5)  Reflects deduction of sales charge of 5.75%.

(6) The MSCI Far East Free ex Japan Index is an unmanaged index that measures the performance of securities listed on exchanges in the Far East markets except Japan.

(7) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia, and the Far East.

(8)  Class A commenced operations on July 3, 1995.

                          If you have any questions, please call 1-800-992-0180.

                                 ING Pilgrim SmallCap Asia Growth Fund        33

International Equity Funds
                                                        Adviser
                                                        ING Mutual Funds
                                                        Management Co. LLC
                                                        Sub-Adviser
                                                        ING Investment
                                                        Management Adivsors B.V.
ING PILGRIM EUROPEAN EQUITY FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund seeks to provide investors with long-term capital appreciation.

INVESTMENT STRATEGY
Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of European issuers. The Sub-Adviser considers European issuers to be companies whose securities are principally traded in the European capital markets, that derive at least 50% of their total reveues or earnings from either goods produced or services rendered in countries located in Europe, regardless of where the securities of such companies are principally traded, or that are organized under the laws of and have a principal office in a European country. As a general matter, the Fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, five-step investment process that seeks to identify underpriced earnings growth in European companies. The five steps are:

* First, the Sub-Adviser ranks possible investments according to trading volume and liquidity relative to their peers;

* Second, the Sub-Adviser performs additional screens to determine which companies should be further researched;

* Third, the Sub-Adviser performs fundamental analysis of cyclical and non-cyclical market sectors and companies to identify underpriced earnings or cash flow growth.

*    Fourth, the Sub-Adviser determines portfolio weightings within each sector.

* Finally, the Sub-Adviser continuously monitors the portfolio to maintain favorable risk-reward relationships.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the The Fund may be affected by the following risks, among others:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potenial for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many may be dependent on a few key managers.

Market Trends -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

34        ING Pilgrim European Equity Fund

                                               ING PILGRIM EUROPEAN EQUITY FUND
--------------------------------------------------------------------------------


HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)


                    1991
                    1992
                    1993
                    1994
                    1995
                    1996
                    1997
                    1998
                    1999     18.59
                    2000

Best and worst quarterly performance during this period:

    quarter   :     %

    quarter   :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- FT-Europe Index.

Average Annual Total Returns(5)
                                                                      FT-Europe
                          Class A(2)     Class B(3)     Class C(4)     Index(5)
--------------------------------------------------------------------------------

 One year ended
 December 31, 2000    %      --             --             --             --

 Since inception(6)   %      --             --             --             --
--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2)  Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.

(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(5) The FT-Europe Index is widely recognized, unmanaged index of European stock markets.

(6)  Classes A, B and C commenced operations on December 15, 1998.

                          If you have any questions, please call 1-800-992-0180.

                                      ING Pilgrim European Equity Fund        35

International Equity Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM TROIKA DIALOG RUSSIA FUND
--------------------------------------------------------------------------------

OBJECTIVE

The Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of Russian companies.

INVESTMENT STRATEGY
The Fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities (including common and preferred stocks, warrants and convertible securities) of Russian companies. The portfolio manager may invest in companies with any market capitalization. The Fund may invest the other 35% of its total assets in debt securities issued by Russian companies and debt securities issued or guaranteed by the Russian government without any restrictions based on investment quality or maturity of the debt securities. The Fund may also invest in the equity securities of issuers outside of Russia which the Fund believes will experience growth in revenue and profits from participation in the development of the economies of the former Soviet Union.

When the Fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Risks of Investing in Securities of Russian Companies

The following risks apply to all mutual funds that invest in securities of Russian companies including ING Pilgrim Troika Dialog Russia Fund.

Political Risk -- Since the breakup of the Soviet Union in 1991, Russia has experienced and continues to experience dramatic political and social change. Russia is undergoing a rapid transition from a centrally-controlled command system to a more market-oriented democratic model. The Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments.

Market Concentration and Liquidity Risk -- The Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the United States. A few issuers represent a large percentage of market capitalization and trading volume. Due to these factors and despite the Fund's policy on liquidity, it may be difficult for the Fund to buy or sell some securities because of the poor liquidity.

Lack of Reliable Financial Information -- There may not be available reliable financial information which has been prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards.

Unfavorable Actions -- There is the potential for unfavorable action such as expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities.

The Fund's investments will include investments in Russian companies that have characteristics and business relationships common to companies outside of Russia, and as a result, outside economic forces may cause fluctuations in the value of securities held by the Fund.

Settlement and Custody Risk -- Ownership of shares in Russian companies is recorded by the companies themselves and by registrars instead of through a central registration system. It is possible that the Fund's ownership rights could be lost through fraud or negligence. Since the Russian banking institutions and registrars are not guaranteed by the state, the Fund may not be able to pursue claims on behalf of the Fund's shareholders.

Risks of Concentration -- because the Fund concentrates on a single region of the world, the Fund's performance may be more volatile than that of a fund that invests globally. If Russian securities fall out of favor, it may cause the Fund to underperform funds that focus on other types of stocks.

Lower Quality Debt Securities -- Junk bonds are highly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of securities to make principal and interest payments than with higher-grade debt securities.

Non-Diversification Risk -- The Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's total assets may be invested in a single company.

Debt Securities -- The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

36        ING Pilgrim Troika Dialog Russia Fund

                                          ING PILGRIM TROIKA DIALOG RUSSIA FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991
                    1992
                    1993
                    1994
                    1995
                    1996
                    1997     67.50
                    1998    -82.99
                    1999    159.76
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that two broad measures of market performance -- the Moscow Times Index and the Russian Trading System Index.

Average Annual Total Returns
                                                                        Russian
                                                             Moscow     Trading
                                                             Times      System
                                          Class A(3)(4)     Index(5)    Index(6)
-------------------------------------------------------------------------------
 One year, ended
 December 31, 2000                 %

 Since inception of Class A(7)     %

-------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares. Prior to January 2, 2001, the Fund was advised by a sub-adviser.

(3)  This table shows the performance of the Class A shares of the Fund.

(4)  Reflects deduction of sales charge of 5.75%.

(5) The Moscow Times Index is an unmanaged index that measures the performance of 50 Russian stocks considered to represent the most liquid and most highly capitalized Russian stocks.

(6) The Russian Trading System Index is a capitalization-weighted index that is calculated in U.S. dollars. The index is comprised of 100 stocks traded on the Russian Trading System.

(7)  Class A commenced operations on July 3, 1996.

                          If you have any questions, please call 1-800-992-0180.

                                 ING Pilgrim Troika Dialog Russia Fund        37

Precious Metals Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM GOLD FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund's investment objective is to attain capital appreciation and hedge against the loss of buying power of the U.S. Dollar as may be obtained through investment in gold and securities of companies engaged in mining or processing gold throughout the world.

INVESTMENT STRATEGY
The Fund normally invests at least 65% of the value of its total assets in gold bullion and the equity securities of companies engaged in the exploration, mining, processing, fabrication or distribution of gold ("gold-related companies"). The Fund may invest the remaining 35% of its total assets in other precious metal, including silver, platinum, and palladium, and in the equity securities of companies engaged in the exploration, mining, processing, fabrication or distribution of other precious metals or materials. From time to time, the Fund invests to in silver bullion or the common stock of companies engaged in the exploration, mining, processing, fabrication or distribution of silver ("silver-related companies"). The Fund may also invest in other types of securities, including convertible securities, preferred stocks, bonds, notes and warrants, of gold-related companies, silver-related companies, or companies related to other precious metals. The Fund intends to invest less than half of the value of its assets directly in bullion or other direct forms of gold, silver, and other precious metals (as opposed to securities).

The Fund's performance and ability to meet its objective will be largely dependent on the market value of gold, and, to a lesser degree, silver and other precious metals. A substantial portion of the Fund's investment will be in the securities of foreign issuers.
--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Precious Metals Risk -- the Fund's focus on precious metals and precious metal stocks may expose the investor to additional risks. Precious metal prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. The supply and demand for gold may vary widely and may be affected by actions of governments or their agencies or national banks, all of which may affect the price of a precious metal or a related company. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from selling precious metals or any other physical commodity. That law may require the Fund, for example, to hold precious metals when it would rather sell, or to sell other securities when it would rather hold them -- both may cause investment losses or lost opportunities for profit. Direct investments in precious metals such a bullion have the following characteristics: they earn no income; transaction and storage costs may be higher than for securities; and the Fund will realize gain only with an increase in the market price.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging, market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

Non-Diversification Risk -- The Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's total assets may be invested in a single company.

38        ING Pilgrim Gold Fund

                                                          ING PILGRIM GOLD FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991     -6.14
                    1992    -20.51
                    1993     86.96
                    1994     -7.28
                    1995     -1.89
                    1996      7.84
                    1997    -42.98
                    1998     -6.39
                    1999      8.58
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that two broad measures of market performance -- Standard & Poor's 500 Stock Price Index (S&P 500 Index) and Gold Bullion.

Average Annual Total Returns
                                              S&P 500        Gold
                              Class A(3)     Index(4)     Bullion(5)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000     %

 Five years, ended
 December 31, 2000     %

 Ten years, ended
 December 31, 2000     %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3)  Reflects deduction of sales charge of 5.75%.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(5)  Gold Bullion is a commodity traded on the New York Mercantile Exchange.

                          If you have any questions, please call 1-800-992-0180.

                                                 ING Pilgrim Gold Fund        39

Precious Metals Funds
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM SILVER FUND
--------------------------------------------------------------------------------

OBJECTIVE
The Fund's investment objective is to maximize total return on its assets from long-term growth of capital and income principally through investment in a portfolio of securities which are engaged in the exploration, mining, processing, fabrication or distribution of silver ("silver-related companies") and in silver bullion.

INVESTMENT STRATEGY
The Fund will seek to achieve its objective through investment in common stocks of established silver-related companies and in silver bullion which have the potential for long-term growth of capital or income, or both. The common stocks of silver-related companies in which the Fund intends to invest may or may not pay dividends. The Fund may also invest in other types of securities of silver-related companies including convertible securities, preferred stocks, bonds, notes and warrants. The Fund invests primarily in companies with a large market capitalization, but may also invest in mid- and small-size companies. When the Adviser believes that the return on debt securities will equal or exceed the return on common stocks, the Fund may, in pursuing its objective of maximizing growth and income, substantially increase its holding in investment-grade debt securities of any maturity.

The securities in which the Fund invests include issues of established silver-related companies domiciled in the United States, Canada and Mexico as well as other silver producing countries throughout the world. At least 80% of the Fund's assets will be invested in established silver-related companies which have been in business more than three years. Approximately 80% of silver is provided as a by-product or co-product of other mining operations, such as gold mining. The Fund has the ability to significantly increase its exposure to silver by increasing its holding of silver bullion.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into ING Pilgrim Gold Fund. You could therefore ultimately hold shares of that Fund.

--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

Price Volatility -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Precious Metals Risk -- the Fund's focus on precious metals and precious metal stocks may expose the investor to additional risks. The market for silver is relatively limited, the sources of silver are concentrated in countries that have the potential for instability and the market for silver is widely unregulated. As a result, the price of silver, and therefore the Fund, may fluctuate significantly. Precious metal investments have the following characteristics: they earn no income; transaction and storage costs may be higher; and the Fund will realize gain only with an increase in the market price.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging, market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries: It may also be more difficult to buy and sell securities in emerging market countries.

Debt securities -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

Non-Diversification Risk -- The Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's total assets may be invested in a single company.

40        ING Pilgrim Silver Fund

                                                        ING PILGRIM SILVER FUND
--------------------------------------------------------------------------------
HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

                    1991
                    1992    -19.01
                    1993     76.52
                    1994     -8.37
                    1995     12.37
                    1996      2.38
                    1997     -8.05
                    1998    -29.64
                    1999      8.70
                    2000

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that two broad measures of market performance -- Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and Silver Bullion.

Average Annual Total Returns
                                                          S&P 500       Silver
                                          Class A(3)     Index(4)     Bullion(5)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000                 %

 Five years, ended
 December 31, 2000                 %

 Since inception of Class A(6)     %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3)  Reflects deduction of sales charge of 5.75%.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(5)  Silver Bullion is a commodity traded on the New York Mercantile Exchange.

(6)  Class A commenced operations on January 2, 1992.

                          If you have any questions, please call 1-800-992-0180.

                                               ING Pilgrim Silver Fund        41

International Income Fund
                                                               Adviser
                                                               ING Pilgrim
                                                               Investments, Inc.
ING PILGRIM GLOBAL INCOME FUND
--------------------------------------------------------------------------------

OBJECTIVE

The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund invests in a combination of foreign and domestic high-yield, lower rated or unrated debt securities.

INVESTMENT STRATEGY
The Fund invests in a variety of foreign and domestic high yield, lower rated or unrated debt securities.

The Fund, under normal conditions, invests substantially all of its assets in lower rated or unrated debt securities of domestic companies, companies in developed foreign countries, and companies in emerging markets. The credit quality of the foreign debt securities which the Fund intends to buy is generally equal to U.S. corporate debt securities known as "junk bonds". The debt securities in which the Fund invests consist of bonds, notes, debentures and other similar instruments. The Fund may invest in debt securities issued by foreign governments, their agencies and instrumentalities, central banks, commercial banks and other corporate entities. The Fund may invest up to 100% of its total assets in domestic and foreign debt securities that are rated below investment grade or are of comparable quality. The Fund may also invest in securities that are in default as to payment of principal and/or interest, and bank loan participations and assignments.

The Fund's investment strategy stresses diversification to help reduce the Fund's price volatility. Global fixed income securities are divided into four categories. The categories reflect whether the securities are U.S. dollar denominated or not and whether borrowers are in developed markets or emerging markets. The Fund then seeks to select the best values in each of these four segments. The balance the Fund maintains between these sectors attempts to limit the price volatility.

The Fund may invest in debt securities of any maturity, although the portfolio manager expects to invest in long-term debt instruments.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Trustees has approved the reorganization of the Fund into ING Pilgrim Strategic Income Fund. You could therefore ultimately hold shares of that Fund.

--------------------------------------------------------------------------------
RISKS
You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

Credit Risk -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income funds because it invests in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

Changes in Interest Rates -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long term maturities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Inability to Sell Securities -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.

Risks of Foreign Investing -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

42        ING Pilgrim Global Income Fund

                                                 ING PILGRIM GLOBAL INCOME FUND
--------------------------------------------------------------------------------
Non-Diversification Risk -- The Fund is a non-diversified investment company. There is additional risk associated with being non-diversified, since a greater proportion of the Fund's total assets may be invested in a single company.

HOW THE FUND HAS PERFORMED
The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)(3)

                    1990      6.62
                    1991     10.03
                    1992      6.51
                    1993     10.90
                    1994     -6.52
                    1995     20.10
                    1996     13.33
                    1997      5.00
                    1998      8.21
                    1999      -.31

Best and worst quarterly performance during this period:

   quarter     :     %

   quarter     :     %

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers Global Treasury Index.

Average Annual Total Returns
                                                Lehman Brothers
                                                Global Treasury
                              Class A(4)(5)        Index(6)
--------------------------------------------------------------------------------
 One year, ended
 December 31, 2000     %

 Five years, ended
 December 31, 2000     %

 Ten years, ended
 December 31, 2000     %

--------------------------------------------------------------------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) Prior to July 26, 2000, Lexington Management Corporation served as the adviser to the Fund and the Fund's shares were sold on a no-load basis. Effective July 31, 2000, the Fund's outstanding shares were classified as "Class A" shares.

(3) Prior to December 31, 1994, the Fund operated under a different investment objective.

(4) This table shows the performance of the Class A shares of the Fund. Class B and Class C shares of the Fund did not have a full year's performance during the period ended December 31, 2000.

(5)  Reflects deduction of sales charge of 4.75%.

(6) The Lehman Brothers Global Treasury Index is an unmanaged index that is comprised of 19 countries with an average maturity of 7.46%. The index is overweighted in the U.S. and Japan, 27% and 25%, respectively. The average coupon is 5.37%. The index returns are calculated in three ways: U.S. Dollar, hedged U.S. Dollar, and local returns (local currencies). The modified adjusted duration of the index is 5.5 years.

                          If you have any questions, please call 1-800-992-0180.

                                        ING Pilgrim Global Income Fund        43

WHAT YOU PAY TO INVEST
-----------------------------------------------------------------------------
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the ING Pilgrim Funds.

Fees You Pay Directly

                                                   Class A      Class B(1)    Class C(1)       Class M(1)
---------------------------------------------------------------------------------------------------------
Maximum sales charge on your investment
 (as a % of offering price) %

International Equity Funds and Precious Metals
 Funds                                              5.75(2)        none           none            3.50(2)

International Income Fund                           4.75(2)        none           none            3.25(2)

Maximum deferred sales charge (as a % of purchase or sales price, whichever is less)

All Funds                                           none(3)        5.00(4)        1.00(5)         none

Redemption fee (as a % of amount redeemed, if applicable)

Global Technology Fund and Troika Dialog
Russia Fund                                         2.00(6)         N/A            N/A             N/A

(1)  Not all Funds offer Classes B, C and M. Please page 48.

(2)  Reduced for purchases of $50,000 and over. Please see page 49.

(3) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 49.

(4) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 49.

(5)  Imposed upon redemption within 1 year from purchase.

(6) The 2.0% redemption fee applies only to shares held less than 90 days for Global Technology Fund and less than 365 days for Troika Dialog Russia Fund.

Operating Expenses Paid Each Year by the Funds(1)
(as a % of average net assets)

Class A
                                                       Distribution                    Total
                                                        and Service                     Fund       Fee Waiver
                                        Management        (12b-1)         Other      Operating         by           Net
 Fund                                       Fee            Fees         Expenses      Expenses     Adviser(2)     Expenses
--------------------------------------------------------------------------------------------------------------------------
Worldwide Growth                 %          1.00            0.35          --            --            --            --
Global Corporate Leaders         %          1.00            0.25          --            --            --            --
International Value              %          1.00            0.30          --            --            --            --
International                    %          1.00            0.25          --            --            --            --
International Core Growth        %          1.00            0.35          --            --            --            --
International SmallCap Growth    %          1.00            0.35          --            --            --            --
Emerging Markets Value           %          1.00            0.30          --            --            --            --
Emerging Countries               %          1.25            0.35          --            --            --            --
Worldwide Emerging Markets       %          1.00            0.25          --            --            --            --
Global Technology                %          1.25            0.25          --            --            --            --
Global Communications            %          1.00            0.35          --            --            --            --
Global Information Technology    %          1.25            0.35          --            --            --            --
Asia-Pacific Equity              %          1.25            0.25          --            --            --            --
SmallCap Asia Growth             %          1.25            0.25          --            --            --            --
European Equity                  %          1.15            0.35          --            --            --            --
Troika Dialog Russia             %          1.25            0.25          --            --            --            --
Gold                             %          0.95            0.25          --            --            --            --
Silver                           %          1.00            0.25          --            --            --            --
Global Income                    %          1.00            0.25          --            --            --            --

44 What You Pay to Invest

                                                         WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

Operating Expenses Paid Each Year by the Funds(1)
(as a % of average net assets)

Class B(3)
                                                Distribution                  Total
                                                and Service                   Fund     Fee Waiver
                                  Management      (12b-1)         Other     Operating     by           Net
Fund                                 Fee           Fees          Expenses    Expenses   Adviser(2)  Expenses
------------------------------------------------------------------------------------------------------------
Worldwide Growth                  %  1.00          1.00             --           --        --           --
International Value               %  1.00          1.00             --           --        --           --
International                     %  1.00          1.00             --           --        --           --
International Core Growth         %  1.00          1.00             --           --        --           --
International SmallCap Growth     %  1.00          1.00             --           --        --           --
Emerging Markets Value            %  1.00          1.00             --           --        --           --
Emerging Countries                %  1.25          1.00             --           --        --           --
Global Communications             %  1.00          1.00             --           --        --           --
Global Information Technology     %  1.25          1.00             --           --        --           --
Asia-Pacific Equity               %  1.25          1.00             --           --        --           --
SmallCap Asia Growth              %  1.25          1.00             --           --        --           --
European Equity                   %  1.15          1.00             --           --        --           --
Global Income                     %  1.00          1.00             --           --        --           --

Class C(4)
                                                 Distribution                     Total
                                                  and Service                     Fund         Fee Waiver
                                 Management        (12b-1)          Other       Operating          by           Net
Fund                               Fee              Fees          Expenses       Expenses       Adviser(2)     Expenses
-----------------------------------------------------------------------------------------------------------------------
Worldwide Growth                  %  1.00           1.00             0.32             --            --            --
International Value               %  1.00           1.00             0.41             --            --            --
International                     %  1.00           1.00             0.70             --            --            --
International Core Growth         %  1.00           1.00             0.81             --            --            --
International SmallCap Growth     %  1.00           1.00             0.32             --            --            --
Emerging Markets Value            %  1.00           1.00             0.91             --            --            --
Emerging Countries                %  1.25           1.00             0.74             --            --            --
Global Communications             %  1.00           1.00              --              --            --            --
Global Information Technology     %  1.25           1.00              --              --            --            --
European Equity                   %  1.15           1.00              --              --            --            --
Global Income                     %  1.00           1.00             0.51             --            --            --

Class M
                                         Distribution                 Total
                                         and Service                  Fund         Fee Waiver
                         Management      (12b-1)         Other       Operating         by            Net
Fund                       Fee             Fees         Expenses      Expenses     Adviser(2)     Expenses
----------------------------------------------------------------------------------------------------------
Asia-Pacific Equity     %   1.25           0.75           --           --            --            --

--------------------------------------------------------------------------------
(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimates are based on each Fund's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Adviser has agreed for each Fund except Global Corporate Leaders, Global Technology, International, Worldwide Emerging Markets, SmallCap Asia Growth, Troika Dialog Russia, Gold, Silver and Global Income Funds. For those Funds, estimated operating expenses are based on estimated contractual operating expenses commencing with ING Pilgrim Investments' management of these Funds.

(2) ING Pilgrim Investments has entered into written expense limitation agreements with each Fund except International Value and Emerging Markets Value, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments within three years. The amount of each Fund's expenses waived or reimbursed during the last fiscal year by ING Pilgrim Investments is shown under the heading "Fee Waiver by Adviser". For each Fund (other than Global Communications, Global Information Technology and European Equity Funds) the expense limit will continue through at least October 31, 2001. For Global Communications, Global Information Technology and European Equity Funds the expense limit will continue through at least . Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for the International SmallCap Growth Fund.

(3) Because Class B shares are new for International, SmallCap Asia Growth and Global Income Funds, their expenses are estimated based on Class A expenses.

(4) Because Class C shares are new for International Fund and Global Income Fund, expenses are estimated based on Class A expenses.

                          If you have any questions, please call 1-800-992-0180.

                                                       What You Pay to Invest 45

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------
Examples

The examples that follow are intended to help you compare the cost of investing in the ING Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

Class A

Fund                                1 year      3 years      5 years    10 years
--------------------------------------------------------------------------------
Worldwide Growth                    $    --        --          --          --
Global Corporate Leaders            $    --        --          --          --
International Value                 $    --        --          --          --
International                       $    --        --          --          --
International Core Growth           $    --        --          --          --
International SmallCap Growth       $    --        --          --          --
Emerging Markets Value              $    --        --          --          --
Emerging Countries                  $    --        --          --          --
Worldwide Emerging Markets          $    --        --          --          --
Global Technology(1)                $    --        --          --          --
Global Communications               $    --        --          --          --
Global Information Technology       $    --        --          --          --
Asia-Pacific Equity                 $    --        --          --          --
SmallCap Asia Growth                $    --        --          --          --
European Equity                     $    --        --          --          --
Troika Dialog Russia (1)            $    --        --          --          --
Gold                                $    --        --          --          --
Silver                              $    --        --          --          --
Global Income                       $    --        --          --          --

                                          If you sell your shares                If you don't sell your shares
Class B                          -----------------------------------------  ---------------------------------------
Fund                             1 year       3 years   5 years   10 years  1 year    3 years   5 years   10 years
-------------------------------------------------------------------------------------------------------------------
Worldwide Growth                $      --        --        --        --        --        --        --        --
International Value             $      --        --        --        --        --        --        --        --
International                   $      --        --        --        --        --        --        --        --
International Core Growth       $      --        --        --        --        --        --        --        --
International SmallCap Growth   $      --        --        --        --        --        --        --        --
Emerging Markets Value          $      --        --        --        --        --        --        --        --
Emerging Countries              $      --        --        --        --        --        --        --        --
Global Communications           $      --        --        --        --        --        --        --        --
Global Information Technology   $      --        --        --        --        --        --        --        --
Asia-Pacific Equity             $      --        --        --        --        --        --        --        --
SmallCap Asia Growth            $      --        --        --        --        --        --        --        --
European Equity                 $      --        --        --        --        --        --        --        --
Global Income                   $      --        --        --        --        --        --        --        --

46   What You Pay to Invest

                                                         WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

                                              If you sell your shares             If you don't sell your shares
Class C                            ----------------------------------------   -------------------------------------
Fund                               1 year       3 years  5 years   10 years   1 year   3 years   5 years   10 years
-------------------------------------------------------------------------------------------------------------------
Worldwide Growth                  $     --        --        --        --        --        --        --        --
International Value               $     --        --        --        --        --        --        --        --
International                     $     --        --        --        --        --        --        --        --
International Core Growth         $     --        --        --        --        --        --        --        --
International SmallCap Growth     $     --        --        --        --        --        --        --        --
Emerging Markets Value            $     --        --        --        --        --        --        --        --
Emerging Countries                $     --        --        --        --        --        --        --        --
Global Communications             $     --        --        --        --        --        --        --        --
Global Information Technology     $     --        --        --        --        --        --        --        --
European Equity                   $     --        --        --        --        --        --        --        --
Global Income                     $     --        --        --        --        --        --        --        --

Class M
Fund                            1 year     3 years     5 years     10 years
--------------------------------------------------------------------------------
Asia-Pacific Equity      $        --          --          --          --
--------------------------------------------------------------------------------
(1) The cost of investing in the Global Technology Fund and the Troika Dialog Russia Fund for one year is ____, and ____, respectively, if shares were held for less than 90 and 365 days, respectively.

                          If you have any questions, please call 1-800-992-0180.

                                                       What You Pay to Invest 47

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

ING PILGRIM PURCHASE OPTIONS TM

Depending upon the Fund, you may select from up to four separate classes of shares: Class A, Class B, Class C and Class M.

Class A

*    Front-end sales charge, as described on the next page.

*    Distribution and service (12b-1) fees of 0.25% to 0.30%.

Class B

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution and service (12b-1) fees of 1%.

*    A contingent deferred sales charge, as described on the next page.

* Automatic conversion to Class A shares after eight years, thus reducing future annual expenses. Class B shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.

* Not offered by Global Corporate Leaders Fund, Worldwide Emerging Markets Fund, Troika Dialog Russia Fund, Gold Fund and Silver Fund.

Class C

*    No front-end sales charge; all your money goes to work for you right away.

*    Distribution and service (12b-1) fees of 1%.

* A 1% contingent deferred sales charge on shares sold within one year of purchase.

* No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

* Not offered by Asia-Pacific Equity Fund, Global Corporate Leaders Fund, Worldwide Emerging Markets Fund, SmallCap Asia Growth Fund, Troika Dialog Russia Fund, Gold Fund and Silver Fund.

Class M

*    Lower front-end sales charge than Class A, as described on the next page.

*    Distribution and service (12b-1) fees of 0.75%.

* No automatic conversion to Class A shares, so annual expenses continue at the Class M level throughout the life of your investment.

*    Offered only by Asia-Pacific Equity Fund.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A or Class M shares. Orders for Class B shares and Class M shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

Distribution and Shareholder Service Fees

To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

48    Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------
SALES CHARGE CALCULATION

Class A(1)

Class A shares of the Funds are sold subject to the following sales charge:

                            International
                            Equity Funds,             International
                      and Precious Metals Funds         Income Fund
                     --------------------------   -------------------------
                        As a %                     As a %
                        of the       As a % of     of the       As a % of
                       offering        net        offering        net
Your Investment         price      asset value     price      asset value
 Less than $50,000       5.75         6.10         4.75          4.99
 $50,000 - $99,999       4.50         4.71         4.50          4.71
 $100,000 - $249,999     3.50         3.63         3.50          3.63
 $250,000 - $499,999     2.50         2.56         2.50          2.56
 $500,000 - $1,000,000   2.00         2.04         2.00          2.04
 $1,000,000 and over         See below                  See below

(1) Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a contingent deferred sales charge if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                            Period during which
      Your investment            CDSC          CDSC applies
 $1,000,000 to $2,499,999        1.00%           2 years
 $2,500,000 to $4,999,999        0.50%           1 year
 $5,000,000 and over             0.25%           1 year

However, Class A shares that were purchased in an amount of $1 million or more through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will be subject to a contingent deferred sales charge of 1% within one year from the date of purchase.

Class A shares that were purchased in an amount of $1 million or more through funds that were part of the Northstar family of funds and the ING family of funds at the time of purchase may be subject to a different contingent deferred sales charge period of 18 months and 12 months respectively, from the date of purchase. See the SAI for further information.


Class B and Class C

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

Class B Deferred Sales Charge(2)

                                  CDSC on shares
 Years after purchase                being sold
   1st year                              5%
   2nd year                              4%
   3rd year                              3%
   4th year                              3%
   5th year                              2%
   6th year                              1%
   After 6th year                      none

(2) Class B shares that were purchased through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge. Please see the SAI for further information.

Class C Deferred Sales Charge

                          CDSC on shares
 Years after purchase       being sold
 1st year                      1%
 After 1st year               none

To keep your CDSC as low as possible, each time you place a request to redeem shares the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

Class M

Class M shares are sold subject to the following sales charge.

                                  Asia-Pacific
                                   Equity Fund
                         -------------------------------
                               As a %           As a %
                               of the           of net
                              offering           asset
Your investment                 price            value
 Less than $50,000              3.50%            3.63%
 $50,000 - $99,999              2.50%            2.56%
 $100,000 - $249,999            1.50%            1.52%
 $250,000 - $499,999            1.00%            1.01%
 $500,000 and over             none             none

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    49

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------
Sales Charge Reductions and Waivers

Reduced Sales Charges. You may reduce the initial sales charge on a purchase of Class A or Class M shares of the Funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

* Letter of Intent -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

* Rights of Accumulation -- lets you add the value of shares of any open-end Pilgrim Fund (excluding the Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

* Combination Privilege -- shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge.

See the Account Application or the Statement of Additional Information for details, or contact your financial representative or the Shareholder Servicing Agent for more information.

CDSC Waivers. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

* redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

* for Class B Shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

* mandatory distributions from a tax-deferred retirement plan or an IRA. However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

* If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

Reinstatement Privilege. If you sell Class B and Class C shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

Sales Charge Waivers. Class A or Class M shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the Statement of Additional Information.

50    Shareholder Guide

HOW TO PURCHASE SHARES                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------
The minimum initial investment amounts for the Pilgrim Funds are as follows:

*    Non-retirement accounts: $1,000

*    Retirement accounts: $250

* Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. The Pilgrim Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000.00 ($250.00 for IRAs).

Retirement Plans

The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

                             Initial                  Additional
       Method               Investment                Investment
-----------------------------------------------------------------------
   By Contacting   An investment
   Your            professional with an
   Investment      authorized firm
   Professional    can help you establish
                   and maintain your
                   account.

   By Mail         Visit or consult an         Visit or consult an
                   investment                  investment
                   professional. Make          professional. Fill out
                   your check payable to       the Account Additions
                   the Pilgrim Funds and       form included on the
                   mail it, along with a       bottom of your account
                   completed Application.      statement along with
                   Please indicate your        your check payable to
                   investment professional     the Fund and mail
                   on the New Account          them to the address on
                   Application                 the account statement.
                                               Remember to write
                                               your account number
                                               on the check.

   By Wire         Call the ING Pilgrim        Wire the funds in the
                   Operations Department       same manner described
                   at (800) 336-3436 to        under "Initial
                   obtain an account           Investment."
                   number and indicate
                   your investment
                   professional on the
                   account.
                   Instruct your bank to
                   wire funds to the
                   Fund in the care of:
                   State Street Bank and
                   Trust Company ABA
                   #101003621 Kansas
                   City, MO credit to:
                   -------------- (the
                   Fund) A/C #751-8315;
                   for further credit
                   to: -----------------
                   Shareholder A/C
                   #----------------
                   (A/C # you received
                   over the telephone)
                   Shareholder Name:
                   ---------------------
                   (Your Name Here)
                   After wiring funds
                   you must complete the
                   Account Application
                   and send it to: ING
                   Pilgrim Funds P.O.
                   Box 219368 Kansas
                   City, MO 64121-6368

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    51

SHAREHOLDER GUIDE                                           HOW TO REDEEM SHARES
--------------------------------------------------------------------------------
You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $10,000.

*    Minimum withdrawal amount is $100.

*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the Statement of Additional Information.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Redemption Fee

A 2% redemption fee will be charged on the redemption of shares of the Pilgrim Troika Dialog Russia Fund held less than 365 days and shares of the Pilgrim Global Technology Fund held less than 90 days. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee will be applied on a share by share basis using the "first shares in, first shares out" (FIFO) method. Therefore, the oldest shares are sold first.

            Method                      Procedures
 By Contacting Your        You may redeem by contacting your
 Investment Professional   investment professional. Investment
                           professionals may charge for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:
                           ING Pilgrim Funds
                           P.O. Box 219368
                           Kansas City, MO 64121-6368
                           If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --            You may redeem shares by telephone on all
Expedited Redemption       accounts other than retirement accounts,
                           unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing Agent at (800) 992-0180.
                           Receiving Proceeds By Check: You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days. Receiving Proceeds By Wire: You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account.
                           You will not be able to receive redemption proceeds by wire unless you check the box on the Account
                           Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

52    Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

Net Asset Value

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the net asset value of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

Telephone Orders

The Funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange shares of a Fund for shares of the same class of any other ING Pilgrim Fund, except for Lexington Money Market Trust and ING Pilgrim Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of the Pilgrim Money Market Fund for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    53

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

Systematic Exchange Privilege

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at Net Asset Value (NAV), the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

Account Access

Unless your ING Pilgrim shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.pilgrimfunds.com, or via touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative you may call the toll-free number listed above and select Option 2.

54    Shareholder Guide

ADVISERS                                                 MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ING Pilgrim Investments, Inc. ("ING Pilgrim" or "ING Pilgrim Investments") serves as the investment adviser to each of the Funds (except Global Communications, Global Information Technology and European Equity Funds). ING Pilgrim has overall responsibility for the management of these Funds. ING Mutual Funds Management Co. LLC ("IMFC") serves as the investment adviser to the Global Communications, Global Information Technology and European Equity Funds, ING Pilgrim and IMFC provide or oversee all investment advisory and portfolio management services for each Fund, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Pilgrim is registered as an investment adviser. ING Pilgrim is an indirect wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"). Through its subsidiaries, ReliaStar offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products, and personal finance education.

On July 26, 2000, ReliaStar was acquired by ING Group (NYSE: ING). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

Prior to April 30, 2000, Pilgrim Advisors, Inc. ("Pilgrim Advisors") served as investment adviser to certain of the Funds. On April 30, 2000, Pilgrim Advisors, an indirect wholly-owned subsidiary of ReliaStar, merged with ING Pilgrim Investments. Pilgrim Advisors and ING Pilgrim Investments were sister companies and shared certain resources and investment personnel.

Prior to July 26, 2000, Lexington Management Corporation ("Lexington") served as investment adviser to certain of the Funds. On July 26, 2000, ReliaStar acquired Lexington Global Asset Managers, Inc., the parent company of Lexington, and ING Pilgrim Investments was approved as Adviser to the Funds formerly advised by Lexington.

Organized  in            ,IMFC is registered as an investment adviser. IMFC is a
wholly-owned subsidiary of ING Group.

As of December 31, 2000, ING Pilgrim managed over $ billion in assets.

As of December 31, 2000, IMFC managed over $ billion in assets.

ING Pilgrim's and IMFC's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Pilgrim and IMFC receive a monthly fee for their services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

                                   Management
Fund                                 Fee
 Worldwide Growth                    1.00%
 Global Corporate Leaders            1.00
 International Value                 1.00
 International                       1.00
 International Core Growth           1.00
 International SmallCap Growth       1.00
 Emerging Markets Value              1.00
 Emerging Countries                  1.25
 Worldwide Emerging Markets          1.00
 Global Technology                   1.25
 Global Communications               1.00
 Global Information Technology       1.25
 Asia-Pacific Equity                 1.25
 SmallCap Asia Growth                1.25
 European Equity                     1.15
 Troika Dialog Russia                1.25
 Gold                                0.95
 Silver                              1.00
 Global Income                       1.00

ING Pilgrim Directly Manages the Portfolios of the Following Funds:

Worldwide Growth Fund

The following individuals share responsibility for the day-to-day management of the Worldwide Growth Fund: Mary Lisanti, Executive Vice President and Chief Investment Officer--Domestic Equities of ING Pilgrim, has served as a Senior Portfolio Manager of the domestic equity portion of the Worldwide Growth Fund's assets since October 2000. Prior to joining ING Pilgrim in October 1999, Ms. Lisanti was Executive Vice President and Chief Investment Officer -- Domestic Equities with Northstar Investment Management Corp., which subsequently merged into ING Pilgrim. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management. >From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small- and Mid-Capitalization Equity Strategies at Bankers Trust Corp. Thomas J. Sullivan, Vice President of ING Pilgrim, has served as a Portfolio Manager of the domestic equity portion of the Worldwide Growth Fund's assets since October 1, 2000. Prior to joining ING Pilgrim in September 2000, Mr. Sullivan was a Partner and Equity Trader for First NY Securities, LLC. From April, 1994 to March, 2000, Mr. Sullivan was Vice President and portfolio manager at Nicholas-Applegate Capital Management.

Richard T. Saler, Senior Vice President and Director of International Equity Investment Strategy of ING Pilgrim, has served as Senior Portfolio Manager of the international portion of the Worldwide Growth Fund's assets since October 2000. From 1986 until July 2000, he was Senior Vice President and Director of International Equity Strategy at Lexington (which was acquired by ING Pilgrim's parent company in July 2000).

                          If you have any questions, please call 1-800-992-0180.

                                                   Management of the Funds    55

MANAGEMENT OF THE FUNDS                                                 ADVISERS
--------------------------------------------------------------------------------

Phillip A. Schwartz, Senior Vice President and Director of International Equity Investment Strategy of ING Pilgrim, has served as Senior Portfolio Manager of the international portion of the Worldwide Growth Fund's assets since October, 2000. Prior to joining ING Pilgrim in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). Prior to 1993, Mr. Schwartz was a Vice President of European Research Sales with Cheuvreux de Virieu in Paris and New York.


Global Corporate Leaders Fund

Richard T. Saler, whose background is described above, has served as a member of the portfolio management team that manages Global Corporate Leaders Fund since July 1994.

Philip A. Schwartz, whose background is described above, has served as as a member of the portfolio management team that manages Global Corporate Leaders Fund since January 1998.

Alan H. Wapnick, Senior Vice President and Senior Portfolio Manager of ING Pilgrim, has served as a member of the portfolio management team that manages Global Corporate Leaders Fund since January 1998. Mr. Wapnick joined ING Pilgrim in July 2000. Prior to July 2000, he was Senior Vice President and Senior Portfolio Manager at Lexington (which was acquired by ING Pilgrim's parent company in July 2000).

International Fund and International Core Growth Fund

Richard T. Saler, whose background is described above, has served as the Senior Portfolio Manager of the portfolio management team that manages International Fund since January 1994, and International Core Growth Fund since October 2000.

Philip A. Schwartz, whose background is described above, has served as a member of the portfolio management team that manages International Fund since January 1998 and International Core Growth Fund since October 2000.

Worldwide Emerging Markets Fund and Emerging Countries Fund.

Richard T. Saler, whose background is described above, has served as the Senior Portfolio Manager of the portfolio management team that manages Worldwide Emerging Markets Fund since June 7, 2000, and Emerging Countries Fund since October 2000.

Phillip A. Schwartz, whose background is described above, has served as a member of the portfolio management team that manages Worldwide Emerging Markets Fund since June 7, 2000, and Emerging Countries Fund since October 2000.

Jan Wim Derks, Vice President of ING Pilgrim, has served as a member of the portfolio management team that manages the Emerging Countries Fund and the Worldwide Emerging Markets Fund since October 2000. In addition to his role with ING Pilgrim, Mr. Derks also serves as Director of Global Emerging Markets Equities at ING Investment Management -- Europe. Prior to joining ING Investment Management -- Europe in 1997, Mr. Derks managed a Latin American equity fund with ABN AMRO.

Eric Anderson, Vice President of ING Pilgrim, has served as a member of the portfolio management team that manages the Emerging Countries Fund and the Worldwide Emerging Markets Fund since October 2000. In addition to his role with ING Pilgrim, Mr. Anderson also serves as Senior Portfolio Manager -- Global Emerging Markets Equities at ING Investment Management -- Americas. Prior to joining ING Investment Management -- Americas in 1997, Mr. Anderson managed a Latin America equity portfolio and participated in the management of an emerging market debt portfolio at Offitbank in New York.

Bratin Sanyal, Vice President of ING Pilgrim, has served as a member of the portfolio management team that manages the Emerging Countries Fund and the Worldwide Emerging Markets Fund since October 2000. In addition to his role with ING Pilgrim, Mr. Sanyal serves as the Senior Portfoio Manager -- Global Emerging Markets Equities at ING Investment Management -- Europe. Mr. Sanyal has held several positions with ING Investment Management -- Europe, most recently as an Asian equity fund manager. Prior to joining ING Investment Management -- Europe in 1993, he was an economist at the World Bank where he structured debt workouts for the Highly Indebted Countries.

Global Technology Fund

The following individuals share responsibility for the day-to-day management of Global Technology Fund:

Richard T. Saler, whose background is described above, has served as a member of the portfolio management team that manages Global Technology Fund since June 2000.

Phillip A. Schwartz, whose background is described above, has served as a member of the portfolio management team that manages Global Technology Fund since June 2000.

Alan H. Wapnick, whose background is described above, has served as a member of the portfolio management team that manages Global Technology Fund since June 2000.

Asia-Pacific Equity Fund and SmallCap Asia Growth Fund

Richard T. Saler, whose background is described above, has served as a member of the portfolio management team that manages Asia-Pacific Equity Fund and SmallCap Asia Growth Fund since January 2000.

Philip A. Schwartz, whose background is described above, has served as a member of the portfolio management team that manages Asia-Pacific Equity Fund and SmallCap Asia Growth Fund since January 2000.

Troika Dialog Russia Fund

Jan Wim Derks, whose background is described above, has served as a member of the portfolio management team that manages Troika Dialog Russia Fund since January 2000.

56    Management of the Funds

SUB-ADVISERS                                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Mr. Oubadia has seven years experience in portfolio management. He is Vice President of ING Pilgrim. Mr. Oubadia is responsible for investments in the emerging markets of Europe, including Russia. He joined IIM in September 1996 when he was the Senior Equity Manager at IIM's office in Prague in the Czech Republic. He joined IIM's global emerging markets team in January 1998. Mr. Oubadia holds an MBA from Concordia University in Montreal, Canada.

Gold Fund and Silver Fund

James A. Vail has served as the Portfolio Manager of Gold Fund and Silver Fund since June 1998.

Mr. Vail has served as Vice President and Portfolio Manager of ING Pilgrim since July 2000. He is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and has 25 years of investment experience. Prior to joining ING Pilgrim in July 2000, he was a Vice President at Lexington (which was acquired by ING Pilgrim's parent company in July 2000) Prior to joining Lexington in 1991, Mr. Vail held investment research positions with Chemical Bank, Oppenheimer & Co., Robert Fleming, Inc. and most recently, Beacon Trust Company, where he was a Senior Investment Analyst.

Global Income Fund

Denis P. Jamison, Senior Vice President and Senior Portfolio Manager of ING Pilgrim, since July 2000, has served as Senior Portfolio Manager of Global Income Fund since July 1986. Prior to July 2000, he was a Senior Vice President at Lexington (which was acquired by ING Pilgrim's parent company in July 2000). He is a Chartered Financial Analyst and a member of the New York Society of Security Analysts.

For the following Funds, ING Pilgrim or IMFC has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers are among the most respected institutional investment advisers in the world, and have been selected primarily on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles

International Value Fund and Emerging Markets Value Fund

Brandes Investment Partners, L.P.

A registered investment adviser, Brandes Investment Partners, L.P. (Brandes) serves as Sub-Adviser to the Pilgrim International Value Fund and the Pilgrim Emerging Markets Value Fund. The company was formed in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc. which has been providing investment advisory services (through various predecessor entities) since 1974. Brandes currently manages over $33 billion in international portfolios. Brandes' principal address is 12750 High Bluff Drive, San Diego, California 92130.

Charles Brandes has co-managed the Pilgrim International Value Fund and the Pilgrim Emerging Markets Value Fund since the Funds were formed in March 1995 and January 1998, respectively. Mr. Brandes has over 31 years of investment management experience. He founded the general partner of Brandes in 1974 and owns a controlling interest in it. At Brandes, he serves as a Managing Partner. He is a Chartered Financial Analyst and a Member of the Association for Investment Management and Research.

Ian Sunder has co-managed the Pilgrim Emerging Markets Value Fund since the Fund was formed in January 1998. Mr. Sunder has over nine years of investment management experience. At Brandes, he serves as a Portfolio Manager. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analysts Society.

Jeff Busby has co-managed the Pilgrim International Value Fund since the fund was formed in March 1995. Mr. Busby has over 13 years of investment management experience. At Brandes, he serves as a Managing Partner. He is also responsible for overseeing all trading activities for the firm. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analysts Society.

International SmallCap Growth Fund

Nicholas-Applegate Capital Management (NACM)

NACM serves as Sub-Adviser to the Fund listed above. Founded in 1984, NACM manages over $40 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Fund listed above is managed by a team of portfolio managers and analysts employed by NACM. NACM has offices in San Diego, New York, Chicago and San Francisco. It's principal business address is 600 West Broadway, San Diego, California 92101.

                          If you have any questions, please call 1-800-992-0180.

                                                   Management of the Funds    57

MANAGEMENT OF THE FUNDS                                             SUB-ADVISERS
--------------------------------------------------------------------------------

Global Communications Fund, Global Information Technology Fund and European Equity Fund

ING Investment Management LLC. ING Investment Management Advisors B.V. ("IIMA") serves as Sub-Adviser to the ING Pilgrim European Equity Fund, the ING Pilgrim Global Information Technology Fund and the ING Pilgrim Global Communications Fund. IIMA is located at Schenkkade 65, 2595 AS the Hague, The Netherlands. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Group. IIMA operates under the collective management of ING Investment Management which has assets under management of $ billion as of December 31, 2000.

ING Global Communications Fund. Mr. Daniel Hayes has primary responsibility in managing the Fund. Mr. Hayes has been employed by IIMA and its affiliates since 1998 and has ten years of investment experience.

ING Global Information Technology Fund. Mr. Guy Uding has primary responsibility for managing the Fund and heads a three member team of investment professionals. Mr. Uding has been employed by IIMA and it affiliates since 1995 and has five years of investment experience.

ING European Equity Fund. Mr. Adrian van Tiggelen has primary responsibility for managing the Fund and heads an eight member team of investment professionals. The average experience of the team is nine years. Mr. van Tiggelen has been employed by IIMA and its affiliates since 1988 and has eleven years of investment experience.

58    Management of the Funds

DIVIDENDS, DISTRIBUTIONS AND TAXES                               DIVIDENDS/TAXES
--------------------------------------------------------------------------------

Dividends

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends and capital gains, if any, annually, except for Global Income Fund, which pays dividends quarterly.

Dividend Reinvestment

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B, C or M shares of a Fund invested in another ING Pilgrim Fund which offers the same class shares. If you are a shareholder of ING Pilgrim Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any open-end Pilgrim Fund.

Taxes

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

59    Dividends, Distributions and Taxes

                                                   MORE INFORMATION ABOUT RISKS
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All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional Information
(SAI).

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Funds named below invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of any Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

Investments in Foreign Securities (All Funds). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

Emerging Markets Investments (All Funds) Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasonal financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

Inability to Sell Securities (All Funds). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

High Yield Securities (Troika Dialog Russia Fund and Global Income Fund). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

Corporate Debt Securities (Global Corporate Leaders, International, Worldwide Emerging Markets and Global Income Funds). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When

                          If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     60
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MORE INFORMATION ABOUT RISKS
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interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Convertible Securities (All Funds). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Interests in Loans (Global Income Fund). Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

Portfolio Turnover. Each Fund, except International Value, Emerging Markets Value, Troika Dialog Russia, Gold, Silver and Global Income Funds, is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

Communications Technology Risk (Global Communications Fund). Communications companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the communications industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

Governmental Regulation (Global Communications Fund). Certain communications industries, such as the telecommunications industry, may be subject to greater governmental regulation than many other industries. Accordingly, such industries may be subject to changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered.

Industry Concentration (Global Communications and Global Information Technology Funds). As a result of the Funds concentrating their assets in securities related to a particular industry, the Funds may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Information Technology Risk (Global Information Technology Fund). Information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

61    More Information About Risks
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                                                   MORE INFORMATION ABOUT RISKS
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OTHER RISKS

U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

Other Investment Companies. Each Fund may invest up to 10% of its assets in other investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Restricted and Illiquid Securities. Each Fund may invest in restricted and illiquid securities If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Mortgage-Related Securities. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Temporary Defensive Strategies. When the Adviser or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

Lending Portfolio Securities. In order to generate additional income, certain Funds may lend portfolio securities in an amount up to 331|M/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Borrowing. Certain Funds may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar

                          If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     62

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------
securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

Short Sales. Certain Funds may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Pairing Off Transactions. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

Percentage and Rating Limitations Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.

63    More Information About Risks

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent auditors, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

                          If you have any questions, please call 1-800-992-0180.

ING PILGRIM WORLDWIDE GROWTH FUND                           FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
For the four months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                                          Class A
                                        --------------------------------------------------------------------------
                                             Four                Three
                                            months    Year       months
                                            ended     Ended      ended                 Year ended March 31,
                                           Oct. 31,  June 30,    June 30,    -------------------------------------
                                           2000(1)    2000       1999(2)     1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period    $             23.58       21.39      19.33      16.88      16.57      14.29
Income from investment operations:
Net investment income (loss)            $             (0.15)         --      (0.02)      0.04      (0.16)     (0.07)
Net realized and unrealized gains
(loss) on investments                   $              9.62        2.19       5.78       5.33       2.20       2.86
Total from investment operations        $              9.47        2.19       5.76       5.37       2.04       2.79
Less distributions from:
Net investment income                   $                --          --       0.06         --         --       0.12
Net realized gains on investments       $              3.07          --       3.64       2.92       1.73       0.39
Net asset value, end of period          $             29.98       23.58      21.39      19.33      16.88      16.57
Total Return(4):                        %             42.43       10.24      33.56      34.55      12.51      19.79
Ratios/Supplemental Data:
Net assets, end of period (000's)       $           235,341      66,245     49,134     38,647     24,022     23,481
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                     %              1.67        1.75       1.86       1.86       1.85       1.85
Gross expenses prior to expense
reimbursement(5)                        %              1.67        1.75       2.02       2.21       2.17       2.17
Net investment income (loss) after
expense reimbursement(5)(6)             %             (0.79)      (0.03)     (0.62)     (0.69)     (0.93)     (0.35)
Portfolio turnover                      %               169          57        247        202        182        132
                                                                          Class B
                                        ------------------------------------------------------------------------------
                                           Four                   Three
                                          months       Year      months                                      May 31,
                                           ended      Ended       ended          Year ended March 31,      1995(3) to
                                         Oct. 31,    June 30,   June 30,      --------------------------     March 31,
                                            2000(1)    2000        1999(2)    1999       1998       1997       1996
-----------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                   26.64      24.21      20.10      16.02      14.34      12.50
Income from investment operations:
Net investment income (loss)                           (0.28)     (0.03)     (0.08)     (0.17)     (0.14)     (0.05)
Net realized and unrealized gains
(loss) on investments                                  10.76       2.46       6.25       5.44       1.82       1.89
Total from investment operations                       10.48       2.43       6.17       5.27       1.68       1.84
Less distributions from:
Net investment income                                     --         --       0.01         --         --         --
Net realized gains on investments                       3.46         --       2.05       1.19         --         --
Net asset value, end of period                         33.66      26.64      24.21      20.10      16.02      14.34
Total Return(4):                                       41.54      10.04      32.74      34.03      11.72      14.72
Ratios/Supplemental Data:
Net assets, end of period (000's)                    130,988     27,938     18,556     10,083      5,942      1,972
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                                     2.32       2.40       2.51       2.51       2.50       2.50
Gross expenses prior to expense
reimbursement(5)                                        2.32       2.40       2.67       2.70       4.81       9.50
Net investment income (loss) after
expense reimbursement(5)(6)                            (1.44)     (0.68)     (1.31)     (1.37)     (1.62)     (1.28)
Portfolio turnover                                       169         57        247        202        182        132

                                                                               Class C
                                         ------------------------------------------------------------------------------
                                             Four                    Three
                                            months        Year       months
                                             ended       Ended       ended                Year ended March 31,
                                           Oct. 31,     June 30,    June 30,     -------------------------------------
                                           2000(1)       2000        1999(2)     1999       1998       1997       1996
----------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period    $                 23.69       21.52      19.05      16.92      16.76      14.44
Income from investment operations:
Net investment income (loss)            $                 (0.33)      (0.04)     (0.20)     (0.19)     (0.28)     (0.21)
Net realized and unrealized gains
(loss) on investments                   $                  9.65        2.21       5.83       5.41       2.23       2.92
Total from investment operations        $                  9.32        2.17       5.63       5.22       1.95       2.71
Less distributions from:
Net investment income                   $                   --          --        0.01        --         --        0.01
Net realized gains on investments       $                  3.09         --        3.15       3.09       1.79       0.38
Net asset value, end of period          $                 29.92       23.69      21.52      19.05      16.92      16.76
Total Return(4):                        %                 41.48       10.08      32.73      33.72      11.81      18.95
Ratios/Supplemental Data:
Net assets, end of period (000's)       $               239,432     111,250     98,470     84,292     70,345     71,155
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                     %                  2.32        2.40       2.51       2.51       2.50       2.50
Gross expenses prior to expense
reimbursement(5)                        %                  2.32        2.40       2.67       2.77       2.61       2.57
Net investment income (loss) after
expense reimbursement(5)(6)             %                 (1.44)      (0.68)     (1.28)     (1.34)     (1.57)     (0.99)
Portfolio turnover                      %                   169          57        247        202        182        132

--------------------------------------------------------------------------------
(1)  Effective      , 2000, the Fund changed its fiscal year end from June 30 to
     October 31.

(2) Effective May 24, 1999, ING Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(3)  Commencement of offering shares.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5)  Annualized for periods less than one year.

(6) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

64    ING Pilgrim Worldwide Growth Fund

FINANCIAL HIGHLIGHTS                   ING PILGRIM GLOBAL CORPORATE LEADERS FUND
-----------------------------------------------------------------------------
For the ten months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                     Ten months
                                                       ended                        Year ended December 31,
                                                     October 31,      -------------------------------------------------
                                                       2000(1)         1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period                  $                9.46      10.59      11.28      11.32     11.17
Net investment income (loss)                          $               (0.02)      0.99       0.03       0.01      0.09
Net realized and unrealized gain (loss) from
investment operations                                 $                3.67       1.02       0.73       1.84      1.10
Total income (loss) from investment operations        $                3.65       2.01       0.76       1.85      1.19
Less distributions:
Distributions from net investment income              $                0.74       0.80       0.09       0.16      0.29
Distributions in excess of net investment income      $                  --         --         --         --      0.13
Distributions from net realized gains                 $                0.08       2.34       1.36       1.73      0.62
Total distributions                                   $                0.82       3.14       1.45       1.89      1.04
Net asset value, end of period                        $               12.29       9.46      10.59      11.28     11.32
Total Return(2)                                       %               39.06      19.06       6.90      16.43     10.69
Ratios/Supplemental Data
Net asset, end of period (thousands)                  $              19,617     17,803     35,085     37,223    53,614
Ratio of expenses to average net assets(3)            %                1.96       2.12       1.75       1.90      1.67
Ratio of net investment income (loss) to average net
assets(3)                                             %               (0.65)     (0.06)      0.23       0.11      0.48
Portfolio Turnover Rate                               %               12.76     137.33     177.48     128.05    166.35

--------------------------------------------------------------------------------
(1)  Effective      , 2000, the Fund changed its fiscal year end from December
     31 to October 31.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

                          If you have any questions, please call 1-800-992-0180.

                                 ING Pilgrim Global Corporate Leaders Fund    65

ING PILGRIM INTERNATIONAL VALUE FUND                        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
For the years ended 2000, 1999, 1998 and 1997, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 1997, the financial information was audited by other independent auditors.

                                                           Class A                                       Class B
                                         ------------------------------------------------     ---------------------------------
                                                      Year ended October 31,                      Year ended October 31,
-----------------------------------------------------------------------------------------     ---------------------------------
                                         2000     1999        1998        1997       1996     2000   1999       1998     1997(1)
Operating performance:
Net asset value, beginning of the
period                                   $        11.88       10.90       9.05       8.10            11.76       10.87    10.00
Net investment income (loss)             $         0.08        0.11      (0.09)      0.14             0.01        0.07    (0.02)
Net realized and unrealized gain on
investments                              $         3.58        0.96       2.30       0.85             3.51        0.91     0.89
Total from investment operations         $         3.66        1.07       2.21       0.99             3.52        0.98     0.87
Dividends from net investment
income                                   $        (0.12)         --      (0.14)     (0.04)           (0.04)         --       --
Distributions from net realized gain     $        (0.67)      (0.09)     (0.22)        --            (0.67)      (0.09)      --
Total distributions                      $        (0.79)      (0.09)     (0.36)     (0.04)           (0.71)      (0.09)      --
Net asset value, end of the period       $        14.75       11.88      10.90       9.05            14.57       11.76    10.87
Total return(2)                          %        32.55        9.86      27.59      12.15            31.55        9.16     8.70
Ratios and supplemental data:
Net assets, end of the period (000's)    $      451,815     211,018     60,539     16,777          278,871     145,976   59,185
Ratio of expenses to average net
assets after reimbursement (4)           %         1.68        1.74       1.80       1.85             2.41        2.47     2.50(3)
Ratio of expenses to average net
assets prior to expense
reimbursement                            %         1.68        1.74       2.07       2.82             2.41        2.47     2.58(3)
Ratio of net investment income
(loss) to average net assets             %         0.92        1.62       0.46       1.52             0.18        0.69    (0.71)(3)
Portfolio turnover                       %           29          32         26         74               29          32       26

                                                                          Class C
                                            ----------------------------------------------------------------
                                                                   Year ended October 31,
                                            ----------------------------------------------------------------
                                              2000            1999           1998         1997         1996
------------------------------------------------------------------------------------------------------------
Operating performance:
Net asset value,
beginning of the period                    $                   11.75         10.86         8.93         8.05
Net investment (income loss)               $                     --           0.06        (0.06)        0.05
Net realized and unrealized gain on
investments                                $                    3.51          0.92         2.20         0.86
Total from investment operations           $                    3.51          0.98         2.14         0.91
Dividends from net investment
income                                     $                   (0.04)           --        (0.04)       (0.03)
Distributions from net realized gain       $                   (0.67)        (0.09)       (0.17)          --
Total distributions                        $                   (0.71)        (0.09)       (0.21)       (0.03)
Net asset value, end of the period         $                   14.55         11.75        10.86         8.93
Total return(2)                            %                   31.50          9.07        25.92        11.39
Ratios and supplemental data:
Net assets, end of the period (000's)      $                 310,227       137,651       62,103       14,530
Ratio of expenses to average net
assets after reimbursement (4)             %                    2.41          2.47         2.50         2.50
Ratio of expenses to average net
assets prior to expense
reimbursement                              %                    2.41          2.47         2.74         3.71
Ratio of net investment income (loss)
to average net assets                      %                    0.19          0.68        (0.23)        0.62
Portfolio turnover                         %                      29            32           26           74

--------------------------------------------------------------------------------
(1)  Class B commenced operations on April 17, 1997.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.

(4)  Expenses calculated net of taxes and advisor reimbursement

66    ING Pilgrim International Value Fund

FINANCIAL HIGHLIGHTS                              ING PILGRIM INTERNATIONAL FUND
-----------------------------------------------------------------------------
For the ten months ended October 31, 2000, the information in the table below, has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 2000, the financial information was audited by other independent auditors.

                                             Ten months ended             Year ended December 31,
                                              October 31,     ------------------------------------------------
                                                 2000(1)     1999        1998       1997      1996      1995
--------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period                $        11.61       10.10      10.86     10.60      10.37
Net investment income (loss)                        $        (0.01)       0.17       0.07     (0.02)     (0.01)
Net realized and unrealized gain (loss) from
investment operations                               $         5.46        1.74       0.10      1.45       0.61
Total income (loss) from investment operations      $         5.45        1.91       0.17      1.43       0.60
Less distributions:
Distributions from net investment income            $         0.03        0.06       0.13      0.20        --
Distributions in excess of net investment income    $           --          --         --        --       0.35
Distributions from net realized gains               $         3.58        0.34       0.80      0.97       0.02
Total distributions                                 $         3.61        0.40       0.93      1.17       0.37
Net asset value, end of period                      $        13.45       11.61      10.10     10.86      10.60
Total Return(1)                                     %        47.85       19.02       1.61     13.57       5.77
Ratios/Supplemental Data
Net assets, end of period (thousands)               $       25,304      24,000     19,949    18,891     17,855
Ratio of expenses to average net assets, before
reimbursement or waiver(2)                          %         1.98        2.25       2.15      2.45       2.46
Ratio of expenses to average net assets, net of
reimbursement or waiver(2)                          %         1.98        1.75       1.75      2.45       2.46
Ratio of net investment income (loss) to
average net assets, before reimbursement
or waiver(2)                                        %        (0.21)      (0.16)      0.13     (0.39)     (0.12)
Ratio of net investment income (loss) to
average net assets, net of reimbursement
or waiver(2)                                        %        (0.21)       0.35       0.53     (0.39)     (0.12)
Portfolio Turnover Rate                             %       143.82      143.67     122.56    113.55     137.72

--------------------------------------------------------------------------------
(1)  Effective        , 2000, the Fund changed its fiscal year end from December
     31 to October 31

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

                          If you have any questions, please call 1-800-992-0180.

                                            ING Pilgrim International Fund    67

ING PILGRIM INTERNATIONAL CORE GROWTH FUND                  FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
For the four months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                                      Class A
                                       ---------------------------------------------------------------------
                                           Four                 Three
                                          months     Year      months                           February 28,
                                          ended     Ended      ended     Year ended March 31,    1997(3) to
                                         Oct. 31,   June 30,   June 30,  --------------------     March 31,
                                         2000(1)    2000       1999(2)    1999        1998         1997
------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period   $            18.92      17.71      17.01      12.73         12.50
Income from investment operations:
Net investment income (loss)           $            (0.17)      0.04      (0.01)     (0.02)           --
Net realized and unrealized gains on
investments                            $             6.25       1.17       1.02       4.56          0.23
Total from investment operations       $             6.08       1.21       1.01       4.54          0.23
Less distributions from:
Net investment income                  $               --         --       0.18         --            --
Net realized gains on investments      $             1.16         --       0.13       0.26           --
Net asset value, end of period         $            23.84      18.92      17.71      17.01         12.73
Total Return(4):                       %            32.83       6.83       5.90      36.10          1.76
Ratios/Supplemental Data:
Net assets, end of period (000's)      $           23,003     12,409     21,627     12,664             2
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                    %             1.85       1.77       1.89       1.96          1.95
Gross expenses prior to expense
reimbursement(5)                       %             2.16       1.86       2.13       3.02      4,579.78
Net investment income (loss) after
expense reimbursement(5)(6)            %            (0.83)      0.50      (0.51)     (0.45)         0.00
Portfolio turnover                     %              200         67        214        274            76
                                                                         Class B
                                        ----------------------------------------------------------------------
                                           Four                 Three
                                          months      Year      months                           February 28,
                                           ended      Ended     ended     Year ended March 31,    1997(3) to
                                         Oct. 31,   June 30,   June 30,   --------------------     March 31,
                                         2000(1)      2000      1999(2)    1999         1998         1997
--------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                  19.08      17.89      17.10      12.68          12.50
Income from investment operations:
Net investment income (loss)                          (0.30)        --      (0.16)     (0.11)            --
Net realized and unrealized gains on
investments                                            6.21       1.19       1.05       4.66           0.18
Total from investment operations                       5.91       1.19       0.89       4.55           0.18
Less distributions from:
Net investment income                                    --         --       0.03         --             --
Net realized gains on investments                      1.16         --       0.07       0.13             --
Net asset value, end of period                        23.83      19.08      17.89      17.10          12.68
Total Return(4):                                      31.62       6.65       5.24      35.31           1.44
Ratios/Supplemental Data:
Net assets, end of period (000's)                    21,543     12,034     11,033      7,942              1
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                                    2.50       2.36       2.53       2.61           2.59
Gross expenses prior to expense
reimbursement(5)                                       2.81       2.45       2.77       3.04      16,000.25
Net investment income (loss) after
expense reimbursement(5)(6)                           (1.48)     (0.09)     (1.13)     (1.32)          0.00
Portfolio turnover                                      200         67        214        274             76

                                                                              Class C
                                          -------------------------------------------------------------------------------
                                              Four                      Three
                                             months        Year        months                                February 28,
                                              ended        Ended        ended     Year ended March 31,       1997(3) to
                                            Oct. 31,     June 30,     June 30,    ---------------------       March 31,
                                           2000(1)        2000         1999(2)      1999         1998          1997
-------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period      $               19.14        17.94        17.16        12.68         12.50
Income from investment operations:
Net investment income (loss)              $               (0.27)          --        (0.05)       (0.07)           --
Net realized and unrealized gains
on investments                            $                6.22         1.20         0.94         4.55          0.18
Total from investment operations          $                5.95         1.20         0.89         4.48          0.18
Less distributions from:
Net investment income                     $                  --           --         0.11           --            --
Net realized gains on investments         $                1.16           --           --           --            --
Net asset value, end of period            $               23.93        19.14        17.94        17.16         12.68
Total Return(4):                          %               31.73         6.69         5.22        35.25          1.44
Ratios/Supplemental Data:
Net assets, end of period (000's)         $              26,734       11,936       10,400        3,517            43
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                       %                2.50         2.36         2.55         2.61          2.41
Gross expenses prior to expense
reimbursement(5)                          %                2.81         2.45         2.79         5.10         25.55
Net investment income (loss) after
expense reimbursement(5)(6)               %               (1.48)       (0.09)       (1.19)       (1.27)        (0.07)
Portfolio turnover                        %                 200           67          214          274            76

--------------------------------------------------------------------------------
(1) Effective , 2000, the Fund changed its fiscal year end from June 30 to October 31.

(2) Effective May 24, 1999, ING Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(3)  The Fund commenced operations on February 28, 1997.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5)  Annualized for periods less than one year.

(6) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

68  ING Pilgrim International Core Growth Fund

FINANCIAL HIGHLIGHTS              ING PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND
-----------------------------------------------------------------------------
For the four months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                                               Class A
                                             -----------------------------------------------------------------------------
                                                Four                   Three
                                               months       Year      months
                                                ended      Ended       ended              Year ended March 31,
                                              Oct. 31,    June 30,   June 30,    -------------------------------------
                                               2000(1)     2000       1999(2)    1999       1998       1997       1996
---------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period    $        40.94       23.80      21.03      19.29      14.92      13.15      11.51
Income from investment operations:
Net investment income (loss)            $        (0.11)      (0.18)     (0.03)      0.02      (0.15)      0.04      (0.02)
Net realized and unrealized gains on
investments                             $        (4.76)      19.38       2.80       3.21       5.36       1.88       1.79
Total from investment operations        $           --       19.20       2.77       3.23       5.21       1.92       1.77
Less distributions from:
Net investment income                   $           --          --         --         --         --       0.01       0.13
Net realized gains on investments       $           --        2.06         --       1.49       0.84       0.14         --
Net asset value, end of period          $        36.07       40.94      23.80      21.03      19.29      14.92      13.15
Total Return(4):                        %       (11.90)      82.89      13.17      17.26      36.31      14.67      15.46
Ratios/Supplemental Data:
Net assets, end of period (000's)       $      273,362     278,480     37,490     25,336     11,183      5,569      1,056
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                     %                     1.67       1.84       1.94       1.96       1.95       1.95
Gross expenses prior to expense
reimbursement(5)                        %                     1.67       1.86       2.08       2.75       3.76      10.06
Net investment income (loss) after
expense reimbursement(5)(6)             %                    (0.80)     (0.69)     (0.82)     (1.56)     (1.05)     (0.27)
Portfolio turnover                      %                       56         44        146        198        206        141
                                                                           Class B
                                        -------------------------------------------------------------------------------
                                          Four                   Three
                                         months       Year       months                                    May 31,
                                         ended       Ended       ended          Year ended March 31,      1995(3) to
                                        Oct. 31,     June 30,    June 30,   ----------------------------   March 31,
                                        2000(6)       2000       1999(2)    1999       1998       1997        1996
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period       43.27       25.33      22.43      20.16      15.89     13.96      12.50
Income from investment operations:
Net investment income (loss)               (0.19)      (0.37)     (0.07)     (0.20)     (0.15)    (0.15)     (0.02)
Net realized and unrealized gains on
investments                                (5.03)      20.50       2.97       3.46       5.56      2.09       1.48
Total from investment operations           (5.22)      20.13       2.90       3.26       5.41      1.94       1.46
Less distributions from:
Net investment income                         --          --         --         --         --      0.01         --
Net realized gains on investments             --        2.19         --       0.99       1.14        --         --
Net asset value, end of period              38.0       43.27      25.33      22.43      20.16     15.89      13.96
Total Return(4):                          (12.05)      81.63      12.93      16.55      35.73     13.96      11.68
Ratios/Supplemental Data:
Net assets, end of period (000's)        126,846     132,028     19,331     16,158     12,033     5,080      1,487
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                         2.32        2.32       2.49       2.59       2.61      2.60       2.60
Gross expenses prior to expense
reimbursement(5)                            2.32        2.32       2.51       2.73       2.98      4.89      16.15
Net investment income (loss) after
expense reimbursement(5)(6)                (1.46)      (1.41)     (1.34)     (1.45)     (2.20)    (1.66)     (0.64)
Portfolio turnover                            56         164         44        146        198       206        141

                                                                                Class C
                                             --------------------------------------------------------------------------
                                                 Four                  Three
                                                months       Year      months
                                                ended       Ended      ended           Year ended March 31,
                                               Oct. 31,    June 30,   June 30,  ---------------------------------------
                                               2000(1)      2000      1999(2)   1999       1998       1997       1996
-----------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period   $      39.71       23.34      20.60      18.53      14.87       13.05      11.32
Income from investment operations:
Net investment income (loss)           $      (0.18)      (0.31)     (0.06)     (0.10)     (0.11)      (0.16)      0.01
Net realized and unrealized gains on
investments                            $      (4.60)      18.69       2.80       3.09       5.09        1.98       1.72
Total from investment operations       $      (4.28)      18.38       2.74       2.99       4.98        1.82       1.73
Less distributions from:
Net investment income                  $         --          --         --         --         --          --         --
Net realized gains on investments      $         --        2.01         --       0.92       1.32          --         --
Net asset value, end of period         $      34.93       39.71      23.34      20.60      18.53       14.87      13.05
Total Return(4):                       %     (12.04)      80.89      13.31      16.55      35.63       13.98      15.30
Ratios/Supplemental Data:
Net assets, end of period (000's)      $    136,814     144,068     18,354     13,226      8,014       3,592        933
Ratios to average net assets:
Net expenses after expense
reimbursement(5)(6)                    %       2.32        2.32       2.49       2.59       2.61        2.60       2.60
Gross expenses prior to expense
reimbursement(5)                       %       2.32        2.32       2.51       2.73       3.38        3.95      16.15
Net investment income (loss) after
expense reimbursement(5)(6)            %      (1.46)      (1.41)     (1.34)     (1.45)     (2.18)      (1.67)     (1.02)
Portfolio turnover                     %         56         164         44        146        198         206        141

--------------------------------------------------------------------------------
(1)  Effective ,      2000, the Fund changed its fiscal year end from June 30 to
     October 31.

(2) Effective May 24, 1999, ING Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(3)  Commencement of share offerings.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5)  Annualized for periods less than one year.

(6) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

                          If you have any questions, please call 1-800-992-0180.

                            ING Pilgrim International SmallCap Growth Fund    69

ING PILGRIM EMERGING MARKETS VALUE FUND                     FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                         Class A                               Class B
                                          -------------------------------------       ---------------------------
                                                  Year ended October 31,                 Year ended October 31,
-------------------------------------------------------------------------------       ---------------------------
                                          2000              1999         1998(1)      2000    1999         1998(1)
Operating performance:
Net asset value, beginning of the period    $               7.69         10.00                7.65         10.00
Net investment income                       $               0.12          0.12                0.08          0.09
Net realized and unrealized gain (loss) on
investments                                 $               3.01         (2.43)               2.97         (2.44)
Total from investment operations            $               3.13         (2.31)               3.05         (2.35)
Dividends from net investment income        $              (0.14)           --               (0.10)           --
Distributions from net realized gain        $                 --            --                  --            --
Total distributions                         $              (0.14)           --               (0.10)           --
Net asset value, end of the period          $              10.68          7.69               10.60          7.65
Total return(2)                             %              41.48        (23.10)              40.41        (23.50)
Ratios and supplemental data:
Net assets, end of the period (000's)       $              9,281         3,815               3,823         3,583
Ratio of expenses to average net assets
after reimbursement(4)                      %               2.06          1.80(3)             2.70          2.50(3)
Ratio of expenses to average net assets
prior to expense reimbursement              %               2.21          3.88(3)             2.93          4.74(3)
Ratio of net investment income to
average net assets                          %               1.36          3.38(3)             0.67          2.55(3)
Portfolio turnover                          %                 38             7                  38             7

                                                         Class C
                                             ----------------------------------
                                                   Year ended October 31,
                                             ----------------------------------
                                              2000     1999         1998(1)
-------------------------------------------------------------------------------
Operating performance:
Net asset value, beginning of the period                7.63         10.00
Net investment income                                   0.04          0.09
Net realized and unrealized gain (loss) on
investments                                             3.00         (2.46)
Total from investment operations                        3.04         (2.37)
Dividends from net investment income                   (0.11)           --
Distributions from net realized gain                      --            --
Total distributions                                    (0.11)           --
Net asset value, end of the period                     10.56          7.63
Total return(2)                                        40.49        (23.70)
Ratios and supplemental data:
Net assets, end of the period (000's)                  6,674         2,304
Ratio of expenses to average net assets
after reimbursement(4)                                  2.75          2.50(3)
Ratio of expenses to average net assets
prior to expense reimbursement                          2.91          4.87(3)
Ratio of net investment income to
average net assets                                      0.61          2.68(3)
Portfolio turnover                                        38             7

--------------------------------------------------------------------------------
(1)  Class A, B and C commenced operations on January 1, 1998.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.

(4)  Expenses calculated net of taxes and advisor reimbursement.

70    ING Pilgrim Emerging Markets Value Fund

FINANCIAL HIGHLIGHTS                         ING PILGRIM EMERGING COUNTRIES FUND
-----------------------------------------------------------------------------
For the four months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                                               Class A
                                             ---------------------------------------------------------------------------
                                                Four                  Three
                                               months      Year      months
                                                ended      Ended      ended             Year Ended March 31,
                                              Oct. 31,   June 30,   June 30,  ------------------------------------------
                                             2000(1)      2000       1999(2)     1999        1998       1997       1996
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period    $                   16.74      13.43      17.39      17.20      14.03      11.00
Income from investment operations:
Net investment income (loss)            $                   (0.20)     (0.05)     (0.06)      0.03      (0.06)     (0.04)
Net realized and unrealized gains
(loss) on investments                   $                    3.63       3.36      (3.81)      1.22       3.51       3.15
Total from investment operations        $                    3.43       3.31      (3.87)      1.25       3.45       3.11
Less distributions from:
Net investment income                   $                      --         --       0.02         --         --       0.02
Net realized gains on investments       $                      --         --       0.07       1.06       0.28       0.06
Net asset value, end of period          $                   20.17      16.74      13.43      17.39      17.20      14.03
Total Return(4):                        %                   20.49      24.65     (22.23)      8.06      24.79      28.43
Ratios/Supplemental Data:
Net assets, end of period (000's)       $                  75,311     53,483     47,180     71,014     38,688      4,718
Ratio to average net assets:
Net expenses after expense
reimbursement(5)(6)                     %                    2.19       2.13       2.27       2.26       2.25       2.25
Gross expenses prior to expense
reimbursement(5)                        %                    2.34       2.66       2.56       2.48       3.08       6.72
Net investment income (loss) after
expense reimbursement(5)(6)             %                   (1.15)     (1.30)     (0.25)      0.55      (1.14)     (0.35)
Portfolio turnover                      %                     211         67        213        243        176        118
                                                                          Class B
                                        -----------------------------------------------------------------------------
                                           Four                  Three
                                          months      Year      months                                      May 31,
                                           ended      Ended      ended         Year Ended March 31,        1995(3) to
                                         Oct. 31,    June 30,   June 30,    ----------------------------    March 31,
                                          2000(1)     2000       1999(2)    1999       1998       1997       1996
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                  16.98      13.64      17.64      17.29      14.02      12.50
Income from investment operations:
Net investment income (loss)                          (0.35)     (0.07)     (0.22)     (0.07)     (0.11)     (0.04)
Net realized and unrealized gains
(loss) on investments                                  3.67       3.41     (3.70)       1.26       3.47       1.56
Total from investment operations                       3.32       3.34     (3.92)       1.19       3.36       1.52
Less distributions from:
Net investment income                                    --         --         --         --         --         --
Net realized gains on investments                        --         --       0.08       0.84       0.09         --
Net asset value, end of period                        20.30      16.98      13.64      17.64      17.29      14.02
Total Return(4):                                      19.55      24.49    (22.23)       7.47      24.00      12.16
Ratios/Supplemental Data:
Net assets, end of period (000's)                    30,322     26,342     22,338     38,796     24,558      3,557
Ratio to average net assets:
Net expenses after expense
reimbursement(5)(6)                                    2.84       2.75       2.91       2.91       2.90       2.90
Gross expenses prior to expense
reimbursement(5)                                       2.99       3.28       3.20       3.06       3.66       7.58
Net investment income (loss) after
expense reimbursement(5)(6)                           (1.80)     (1.92)     (0.80)     (0.20)     (1.77)     (1.05)
Portfolio turnover                                      211         67        213        243        176        118

                                                                               Class C
                                             ------------------------------------------------------------------------
                                                Four                  Three
                                               months      Year      months
                                                ended      Ended      ended             Year Ended March 31,
                                              Oct. 31,   June 30,   June 30,    -------------------------------------
                                             2000(1)      2000       1999(2)    1999       1998       1997       1996
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period   $                  16.35      13.14     16.98       16.81      13.71      10.79
Income from investment operations:
Net investment income (loss)           $                  (0.32)     (0.07)    (0.27)      (0.12)     (0.10)     (0.05)
Net realized and unrealized gains
(loss) on investments                  $                   3.53       3.28     (3.49)       1.26       3.37       2.97
Total from investment operations       $                   3.21       3.21     (3.76)       1.14       3.27       2.92
Less distributions from:
Net investment income                  $                     --         --        --          --         --         --
Net realized gains on investments      $                     --         --      0.08        0.97       0.17         --
Net asset value, end of period         $                  19.56      16.35     13.14       16.98      16.81      13.71
Total Return(4):                       %                  19.63      24.43    (22.21)       7.47      23.94      27.30
Ratios/Supplemental Data:
Net assets, end of period (000's)      $                 29,610     24,230    19,246      36,986     29,376      4,345
Ratio to average net assets:
Net expenses after expense
reimbursement(5)(6)                    %                   2.84       2.75      2.90        2.91       2.90       2.90
Gross expenses prior to expense
reimbursement(5)                       %                   2.99       3.28      3.19        3.09       3.12       6.23
Net investment income (loss) after
expense reimbursement(5)(6)            %                  (1.80)     (1.92)    (0.77)      (0.26)     (1.75)     (1.06)
Portfolio turnover                     %                    211         67       213         243        176        118

--------------------------------------------------------------------------------
(1)  Effective      , 2000, the Fund changed its fiscal year end from June 30 to
     October 31.

(2) Effective May 24, 1999, INC Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.

(3)  Commencement of offering shares.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5)  Annualized for periods less than one year.

(6) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

                          If you have any questions, please call 1-800-992-0180.

                                       ING Pilgrim Emerging Countries Fund    71

ING PILGRIM WORLDWIDE EMERGING MARKETS FUND                 FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
For the ten months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                               Ten months
                                                                 ended                        Year ended December 31,
                                                              October 31,   ------------------------------------------------------
                                                               2000(1)         1999     1998         1997         1996        1995
----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period                      $         --          7.13    10.18        11.49        10.70       11.47
Net investment income (loss)                              $         --         (0.05)    0.12         0.01          --         0.08
Net realized and unrealized gain (loss) from investment
operations                                                $         --          8.05    (3.08)       (1.32)        0.79       (0.76)
Total income (loss) from investment operations            $         --          8.00    (2.96)       (1.31)        0.79       (0.68)
Less distributions:
Distributions from net investment income                  $         --          0.03     0.09           --           --        0.08
Distributions in excess of net investment income          $         --            --       --           --           --        0.01
Total distributions                                       $         --          0.03     0.09           --           --        0.09
Net asset value, end of period                            $         --         15.10     7.13        10.18        11.49       10.70
Total Return(2)                                           %         --        112.58   (29.06)      (11.40)        7.38       (5.93)
Ratios/Supplemental Data
Net assets, end of period (thousands)                     $         --       154,994   65,323      137,686      254,673     265,544
Ratio of expenses to average net assets(3)                %         --          2.00     1.85         1.82         1.76        1.88
Ratio of net investment income (loss) to average net
assets(3)                                                 %         --         (0.66)    1.14         0.09        (0.01)       0.70
Portfolio Turnover Rate                                   %         --        184.39   107.19       112.05        86.26       92.85

--------------------------------------------------------------------------------
(1)  Effective     , 2000, the Fund changed its fiscal year end from December 31 to October 31.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

72    ING Pilgrim Worldwide Emerging Markets Fund

FINANCIAL HIGHLIGHTS                          ING PILGRIM GLOBAL TECHNOLOGY FUND
-----------------------------------------------------------------------------
The information in the table below has been audited by PricewaterhouseCoopers, LLP, independent auditors.
                                                                       Ten
                                                                      months
                                                                      ended
                                                                    October 31,
                                                                      2000
-------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period                        $
Net investment income (loss)                                $
Net realized and unrealized gain (loss) from investment
operations                                                  $
Total income (loss) from investment operations              $
Net asset value, end of period                              $
Total Return(2)                                             %
Ratios/Supplemental Data
Net assets, end of period (thousands)                       $
Ratio of expenses to average net assets, before
reimbursement or waiver(3)                                  %
Ratio of expenses to average net assets, net of
reimbursement or waiver(3)                                  %
Ratio of net investment income (loss) to average net
assets, before reimbursement or waiver(3)                   %
Ratio of net investment income (loss) to average net
assets, net of reimbursement or waiver(3)                   %
Portfolio Turnover Rate                                     %
--------------------------------------------------------------------------------
(1)  Effective ,     2000, the Fund changed its fiscal year end from December 31 to October 31.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

                          If you have any questions, please call 1-800-992-0180.

                                        ING Pilgrim Global Technology Fund    73

ING PILGRIM GLOBAL COMMUNICATIONS FUND                      FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

The information in the table below has been audited by Ernst & Young LLP, independent auditors.

                                                          Class A Shares(1)          Class B Shares(1)       Class C Shares(1)
                                                       Year ended October 31,     Year ended October 31,   Year ended October 31,
                                                               2000                       2000                   2000
----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value Per Share, Beginning of Period      $
Net investment operations:
Net investment loss                                 $
Net realized and unrealized loss(2)                 $
Total income from investment operations             $
Distributions paid from investment income           $
Net asset value per share, end of period            $
Net assets, end of period (thousands)               $
Total investment return at net asset value(3)(4)    %
Ratios/Supplemental Data
Ratio to average net assets(5)
Net expenses                                        %
Gross expenses                                      %
Net investment loss                                 %
Portfolio Turnover Rate(4)                          %

--------------------------------------------------------------------------------
(1)  Commenced operations on March 1, 2000.

(2)  Includes gains and losses on foreign currency transactions.

(3) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(4)  Not annualized.

(5)  Annualized.

74    ING Pilgrim Global Communications Fund

FINANCIAL HIGHLIGHTS              ING PILGRIM GLOBAL INFORMATION TECHNOLOGY FUND
-----------------------------------------------------------------------------
The information in the table below has been audited by Ernst & Young LLP, independent auditors.

                                                              Class A Shares(1)     Class B Shares(1)    Class C Shares(1)
                                                             -------------------   -------------------   ------------------
                                                             Year ended October    Year ended October    Year ended October
                                                                     31,                   31,                  31,
                                                            2000     1999            2000     1999           2000    1999
--------------------------------------------------------------------------------   -------------------    -----------------
Per Share Operating Performance
Net Asset Value Per Share, Beginning of Period        $               10.00                    10.00                10.00
Net investment operations:
Net investment loss                                   $               (0.13)                   (0.08)               (0.05)
Net realized and unrealized gains(2)                  $                7.51                     7.36                 7.33
Total income from investment operations               $                7.38                     7.28                 7.28
Distributions paid from capital gain                  $                  --                       --                   --
Net asset value per share, end of period              $               17.38                    17.28                17.38
Net assets, end of period (thousands)                 $              54.198                    5.964                2.102
Total investment return at net asset value(3)(4)      %               73.80                    72.80                72.80
Ratios/Supplemental Data
Ratio to average net assets(5)
Net expenses                                          %                1.37                     2.25                 2.24
Gross expenses                                        %                2.55                     3.22                 3.20
Net investment loss                                   %               (1.29)                   (2.04)                2.05
Portfolio Turnover Rate(6)                            %               56.88                    56.88                56.88

--------------------------------------------------------------------------------
(1)  Class A, B and C shares commenced operations on December 15, 1998.

(2)  Includes gains and losses on foreign currency transactions.

(3) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(4)  Not annualized.

(5)  Annualized.

                          If you have any questions, please call 1-800-992-0180.

                            ING Pilgrim Global Information Technology Fund    75

ING PILGRIM ASIA-PACIFIC EQUITY FUND                        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
For the four months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                                           Class A
                                                ---------------------------------------------------------------
                                                 Four months                                          Sept. 1,
                                                  ended             Year Ended June 30,               1995 to
                                                October 31, -------------------------------------     June 30,
                                                 2000(1)    2000       1999       1998       1997       1996(2)
---------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period              $          7.22       4.46      10.93      10.35      10.00
Income from investment operations:
Net investment income (loss)                      $        (0.05)         --       0.03       0.02       0.03
Net realized and unrealized gain (loss) on
investments                                       $          0.06       2.76      (6.50)      0.58       0.34
Total from investment operations                  $          0.01       2.76      (6.47)      0.60       0.37
Less distributions from:
Net investment income                             $            --         --         --         --         --
In excess of net investment income                $            --         --         --         --       0.02
Tax return of capital                             $            --         --         --       0.02         --
Net asset value, end of period                    $          7.23       7.22       4.46      10.93      10.35
Total Return(3):                                  %          0.14      61.88     (59.29)      5.78       3.76
Ratios/Supplemental Data:
Net assets, end of period (000's)                 $        11,726     14,417     11,796     32,485     18,371
Ratios to average net assets:
Net expenses after expense reimbursement(4)(5)    %          2.11       2.00       2.00       2.00       2.00
Gross expenses prior to expense
reimbursement(4)                                  %          2.55       2.98       2.80       2.54       3.47
Net investment income (loss) after expense
reimbursement(4)(5)                               %         (0.56)      0.01       0.38       0.00       0.33
Portfolio turnover rate                           %           138        111         81         38         15
                                                                                 Class B
                                                  -------------------------------------------------------------------
                                                   Four months                                               Sept. 1,
                                                      ended                Year Ended June 30,              1995 to
                                                   October 31,    -------------------------------------     June 30,
                                                    2000(1)       2000       1999       1998       1997       1996(2)
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                                7.02       4.37      10.83      10.31     10.00
Income from investment operations:
Net investment income (loss)                                       (0.11)     (0.04)     (0.03)     (0.07)    (0.01)
Net realized and unrealized gain (loss) on
investments                                                          0.06      2.69      (6.43)      0.59      0.32
Total from investment operations                                   (0.05)      2.65      (6.46)      0.52      0.31
Less distributions from:
Net investment income                                                 --         --         --         --        --
In excess of net investment income                                    --         --         --         --        --
Tax return of capital                                                 --         --         --         --        --
Net asset value, end of period                                      6.97       7.02       4.37      10.83     10.31
Total Return(3):                                                   (0.71)     60.64     (59.65)      5.04      3.19
Ratios/Supplemental Data:
Net assets, end of period (000's)                                 12,228     12,959      9,084     30,169    17,789
Ratios to average net assets:
Net expenses after expense reimbursement(4)(5)                      2.86       2.75       2.75       2.75      2.75
Gross expenses prior to expense
reimbursement(4)                                                    3.30       3.73       3.55       3.29      4.10
Net investment income (loss) after expense
reimbursement(4)(5)                                                (1.31)     (0.74)     (0.39)     (0.79)    (0.38)
Portfolio turnover rate                                              138        111         81         38        15

                                                                                   Class M
                                                    -----------------------------------------------------------------
                                                       Four months                                            Sept. 1,
                                                           ended              Year Ended June 30,            1995 to
                                                        October 31, -----------------------------------      June 30,
                                                      2000(1)       2000      1999      1998       1997       1996(2)
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period              $                      7.07      4.40    10.86       10.32      10.00
Income from investment operations:
Net investment income (loss)                      $                     (0.11)    (0.02)      --       (0.05)        --
Net realized and unrealized gain (loss)
on investments                                    $                      0.08      2.69    (6.46)        0.59       0.33
Total from investment operations                  $                     (0.03)      2.67   (6.46)        0.54       0.33
Less distributions from:
Net investment income                             $                        --        --       --          --         --
In excess of net investment income                $                        --        --       --          --        0.01
Tax return of capital                             $                        --        --       --          --         --
Net asset value, end of period                    $                      7.04      7.07     4.40       10.86      10.32
Total Return(3):                                  %                     (0.42)     60.68  (59.48)        5.26       3.32
Ratios/Supplemental Data:
Net assets, end of period (000's)                 $                     3,749     5,184    4,265      11,155      6,476
Ratios to average net assets:
Net expenses after expense reimbursement(4)(5)    %                      2.61      2.50     2.50        2.50       2.50
Gross expenses prior to expense
reimbursement(4)                                  %                      3.05      3.48     3.30        3.04       3.88
Net investment income (loss) after expense
reimbursement(4)(5)                               %                     (1.06)    (0.49)   (0.07)      (0.55)     (0.16)
Portfolio turnover rate                           %                       138       111       81          38         15

--------------------------------------------------------------------------------
(1)  Effective      , 2000, the Fund changed its fiscal year end from June 30 to
     October 31.

(2)  The Fund commenced operations on September 1, 1995.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.

76    ING Pilgrim Asia-Pacific Equity Fund

FINANCIAL HIGHLIGHTS                       ING PILGRIM SMALLCAP ASIA GROWTH FUND
-----------------------------------------------------------------------------
For the ten months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                  Ten months
                                                    ended                Year ended December 31,
                                                  October 31,  ------------------------------------------------
                                                   2000(1)     1999     1998        1997       1996        1995
Per Share Operating Performance
Net Asset Value, Beginning of Period                  $        5.69      7.06       12.24       9.76       10.00
Net investment income (loss)                          $       (0.10)       --       (0.05)     (0.05)       0.02
Net realized and unrealized gain (loss) from
investment operations                                 $        3.36     (1.37)      (5.13)      2.54       (0.24)
Total income (loss) from investment operations        $        3.26     (1.37)      (5.18)      2.49       (0.22)
Less distributions:
Distributions from net investment income              $          --        --          --         --        0.02
Distributions in excess of net investment income      $          --        --          --       0.01          --
Total distributions                                   $          --        --          --       0.01        0.02
Net asset value, end of period                        $        8.95      5.69        7.06      12.24        9.76
Total Return(3)                                       %       57.29    (19.41)     (42.32)     25.50        4.39
Ratios/Supplemental Data
Net asset, end of period (thousands)                  $      14,392    18,278      13,867     23,796       8,936
Ratio of expenses to average net assets, before
reimbursement or waiver(4)                            %        3.00      2.86        2.30       2.64        3.51
Ratio of expenses to average net assets, net of
reimbursement or waiver(4)                            %        2.50      2.50        2.30       2.42        1.75
Ratio of net investment income (loss)to average net
assets, before reimbursement or waiver(4)             %       (1.56)    (0.57)      (0.32)     (0.86)      (1.24)
Ratio of net investment income (loss)to average net
assets, net of reimbursement or waiver(4)             %       (1.05)    (0.21)      (0.32)     (0.64)       0.52
Portfolio Turnover Rate                               %      172.89    193.48      187.41     176.49       40.22

--------------------------------------------------------------------------------
(1)  Effective     , 2000, the Fund changed its fiscal year end from December 31 to October 31.

(2)  The Fund commenced operations on July 3, 1995.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

                          If you have any questions, please call 1-800-992-0180.

                                     ING Pilgrim SmallCap Asia Growth Fund    77

ING PILGRIM EUROPEAN EQUITY FUND                            FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
The information in the table below has been audited by Ernst & Young LLP, independent auditors.

                                                       Class A(1)             Class B(1)              Class C(1)
                                                 ---------------------  -----------------------  ----------------------
                                                 Year ended October 31,  Year ended October 31,  Year ended October 31,
                                                   2000(2)      1999         2000(2)   1999         2000(2)  1999
----------------------------------------------------------------------  -----------------------  ----------------------
Per Share Operating Performance
Net Asset Value Per Share, Beginning of Period     $           10.00                   10.00                 10.00
Net investment operations:
Net investment income (loss)                       $            0.04                    0.00(7)              (0.01)
Net realized and unrealized gains(2)               $            0.91                    0.89                  0.90
Total from investment operations                   $            0.95                    0.89                  0.89
Distributions paid from:
Capital gain                                       $              --                      --                    --
Investment income                                  $              --                      --                    --
Total distributions                                $              --                      --                    --
Net asset value per share, end of period           $           10.95                   10.89                 10.89
Net assets, end of period (thousands)              $          28,746                     849                    62
Total investment return at net asset value(3)(4)   %            9.50                    8.90                  8.90
Ratios/Supplemental Data
Ratio to average net assets(5)
Net expenses                                       %            1.61                    2.27                  2.26
Gross expenses                                     %            3.06                    3.35                  3.34
Net investment loss                                %            0.48                   (0.08)                (0.15)
Portfolio Turnover Rate(4)                         %           62.91                   62.91                 62.91

--------------------------------------------------------------------------------
(1)  Class A, B and C shares commenced operations on December 15, 1998.

(2)  Includes gains and losses on foreign currency transactions.

(3) Total return assumes reinvestment of all dividend and capital gain distributions, if any, and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges with respect to Class B and C shares. Total returns would be lower if part of the Fund's expenses were not waived or reimbursed.

(4)  Not annualized.

(5)  Annualized.

(6)  Amount represents less than $0.01.

78    ING Pilgrim European Equity Fund

FINANCIAL HIGHLIGHTS                       ING PILGRIM TROIKA DIALOG RUSSIA FUND
--------------------------------------------------------------------------------

For the ten months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                               Ten months
                                                                 ended                 Year ended December 31,
                                                               October 31,  --------------------------------------------
                                                                2000(1)      1999      1998      1997       1996(2)
---------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
 Net Asset Value, Beginning of Period                      $                 2.64     17.50      11.24     12.12
 Net investment income (loss)                              $                 0.18      0.15      (0.01)    (0.05)
 Net realized and unrealized gain (loss) from investment
 operations                                                $                 3.99    (14.70)      7.57     (0.51)
 Total income (loss) from investment operations            $                 4.17    (14.55)      7.56     (0.56)
 Less distributions:
 Distributions from net investment income                  $                 0.07      0.07        --        --
 Distributions from net realized gains                     $                  --       0.24       1.30      0.32
 Total distributions                                       $                 0.07      0.31       1.30      0.32
 Net asset value, end of period                            $                 6.74      2.64      17.50     11.24
 Total Return(3)                                           %               159.76     82.99      67.50     (9.01)
Ratios/Supplemental Data
 Net assets, end of period (thousands)                     $               59,011    19,147    137,873    13,846
 Ratio of expenses to average net assets, before
 redemption fee proceeds(4)                                %                 3.32      2.64       2.89      5.07
 Ratio of expenses to average net assets, net of
 redemption fee proceeds(4)                                %                 2.23      1.84       1.85      2.65
 Ratio of net investment income (loss) to average net
 assets, before redemption fee proceeds(4)                 %                 3.30      0.57      (1.14)    (3.69)
 Ratio of net investment income (loss) to average net
 assets, net of redemption fee proceeds(4)                 %                 4.39      1.36      (0.11)    (1.27)
 Portfolio Turnover Rate                                   %                91.14     65.76      66.84    115.55

--------------------------------------------------------------------------------

(1) Effective , 2000, the Fund changed its fiscal year end from December 31 to October 31.

(2) The Fund's commencement of operations was June 3, 1996 with the investment of its initial capital. The Fund's registration statement with the Securities and Exchange Commission became effective on July 3, 1996. Financial results prior to the effective date of the Fund's registration statement are not presented in this Financial Highlights Table.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.Total return for less than one year is not annualized.

(4)   Annualized for periods less than one year.

                          If you have any questions, please call 1-800-992-0180.

                                     ING Pilgrim Troika Dialog Russia Fund    79

ING PILGRIM GOLD FUND                                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the ten months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                       Ten months
                                                         ended
                                                      October 31,                   Year ended December 31,
                                                       2000(1)       1999       1998       1997        1996        1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
 Net Asset Value, Beginning of Period             $                  3.03       3.24      5.97          6.24       6.37
 Net investment income (loss)                     $                 (0.01)        --        --          0.02         --
 Net realized and unrealized gain (loss) from
 investment operations                            $                  0.27      (0.21)    (2.52)         0.50      (0.12)
 Total income (loss) from investment operations   $                  0.26      (0.21)    (2.52)         0.52      (0.12)
 Less distributions:
 Distributions from net investment income         $                   --         --       0.21          0.79       0.01
 Total distributions                              $                   --         --       0.21          0.79       0.01
 Net asset value, end of period                   $                  3.29       3.03      3.24          5.97       6.24
 Total Return(2)                                  %                  8.58      (6.39)   (42.98)         7.84      (1.89)
Ratios/Supplemental Data
 Net assets, end of period (thousands)            $                72,516     50,841    53,707       109,287    135,779
 Ratio of expenses to average net assets(3)       %                  1.94       1.74      1.65          1.60       1.70
 Ratio of net investment income (loss) to
 average net assets(3)                            %                 (0.02)      0.08      0.17         (0.32)      0.07
 Portfolio Turnover Rate                          %                 78.55      28.93     38.32         31.04      40.41

--------------------------------------------------------------------------------
(1) Effective , 2000, the Fund changed its fiscal year end from December 31 to October 31.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.


80    ING Pilgrim Gold Fund

FINANCIAL HIGHLIGHTS                                     ING PILGRIM SILVER FUND
--------------------------------------------------------------------------------

For the ten months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                        Ten months                Six month
                                                          ended     Year ended   period ended              Year ended June 30,
                                                       October 31,  December 31,  December 31,   -----------------------------------
                                                          2000(1)      1999         1998(2)      1998      1997     1996        1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
 Net Asset Value, Beginning of Period                    $             2.73          3.26        3.95     4.46       4.00      3.92
 Net investment income (loss)                            $             0.01         (0.01)      (0.02)   (0.04)     (0.03)    (0.03)
 Net realized and unrealized gain (loss) from investment
 operations                                              $             0.23         (0.52)      (0.66)   (0.43)      0.51      0.11
 Total income (loss) from investment operations          $             0.24         (0.53)      (0.68)   (0.47)      0.48      0.08
 Less distributions:
 Distributions from net investment income                $             0.01           --          --       --         --        --
 Distributions in excess of net investment income        $              --            --         0.01     0.04       0.02       --
 Total distributions                                     $             0.01           --         0.01     0.04       0.02       --
 Net asset value, end of period                          $             2.96          2.73        3.26     3.95       4.46      4.00
 Total Return(3)                                         %             8.70        (16.26)     (17.32)  (10.76)     12.02      2.04
Ratios/Supplemental Data
 Net assets, end of period (thousands)                   $           25,413        25,560      34,921   42,035     73,945    65,517
 Ratio of expenses to average net assets(4)              %             2.11          2.37        1.90     1.96       1.73      1.82
 Ratio of net investment income (loss) to average net
 assets(4)                                               %             0.49         (0.61)      (0.54)   (0.78)     (0.72)    (0.83)
 Portfolio Turnover Rate                                 %            29.44          5.68       28.78    18.76      44.30     44.22

--------------------------------------------------------------------------------
(1) Effective , 2000, the Fund changed its fiscal year end from December 31 to October 31.

(2)  The Fund changed its fiscal year-end from June 30 to December 31.


(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

                          If you have any questions, please call 1-800-992-0180.

                                                   ING Pilgrim Silver Fund    81

ING PILGRIM GLOBAL INCOME FUND                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the ten months ended October 31, 2000, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods prior to October 31, 2000, the financial information was audited by other independent auditors.

                                                          Ten months
                                                            ended
                                                          October 31,                       Year ended December 31,
                                                            2000(1)       1999           1998       1997       1996      1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
 Net asset value, beginning of period                 $                  10.36          10.58      11.22      10.75      9.80
 Net investment income (loss)                         $                   1.16           0.90       1.04       1.01      0.96
 Net realized and unrealized gain (loss) from
 investment operations                                $                  (1.20)         (0.07)     (0.50)      0.36      0.95
 Total income (loss) from investment operations       $                   0.04           0.83       0.54       1.37      1.91
 Less distributions:
 Distributions from net investment income             $                   0.82           0.87       0.91       0.86      0.96
 Distributions from net realized gains                $                   0.05           0.18       0.27       0.04       --
 Total distributions                                  $                   0.87           1.05       1.18       0.90      0.96
 Net asset value, end of period                       $                   9.45          10.36      10.58      11.22     10.75
 Total Return(2)                                      %                  (0.31)          8.21       5.00      13.33     20.10
Ratios/Supplemental Data:
 Net assets, end of period (thousands)                $                 31,696         36,407     23,668     29,110    12,255
 Ratio of expenses to average net assets, before
 reimbursement or waiver(3)                           %                   1.86 (4)       1.89       2.17       2.33      3.07
 Ratio of expenses to average net assets, net of
 reimbursement or waiver(3)                           %                   1.86 (4)       1.50       1.50       1.50      2.75
 Ratio of net investment income (loss) to average net
 assets, before reimbursement or waiver(3)            %                  11.52          10.99       8.99       9.49      9.48
 Ratio of net investment income (loss) to average net
 assets, net of reimbursement or waiver(3)            %                  11.52          11.38       9.66      10.32      9.80
 Portfolio turnover rate                              %                  24.56          45.25     117.94      71.83    164.72

--------------------------------------------------------------------------------
(1) Effective , 2000, the Fund changed its fiscal year end from December 31 to October 31.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Fund incepted operation on October 23, 2000.

(5)  Annualized for periods less than one year.

82  ING Pilgrim Global Income Fund

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the ING Pilgrim Funds in our:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING Pilgrim Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE ING PILGRIM FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.pilgrimfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

ING Pilgrim Mayflower Trust                                811-7978
ING Pilgrim Advisory Funds, Inc.                           811-9040
ING Pilgrim Mutual Funds                                   811-7428
ING Pilgrim Global Corporate Leaders Fund, Inc.            811-5113
ING Pilgrim International Fund, Inc.                       811-8172
ING Pilgrim Worldwide Emerging Markets Fund, Inc.          811-1838
ING Pilgrim Global Technology Fund, Inc.                   811-9649
ING Pilgrim SmallCap Asia Growth Fund, Inc.                811-7287
ING Pilgrim Troika Dialog Russia Fund, Inc.                811-7587
ING Pilgrim Gold Fund, Inc.                                811-2881
ING Pilgrim Silver Fund, Inc.                              811-4111
ING Pilgrim Global Income Fund                             811-4675
ING Funds Trust                                            811-8895

INTLPROSXXXXXX-XXXXXX

                         GRAPHICS DESCRIPTION APPENDIX


The cover of the prospectuses has an image of the earth set behind the type similar to a watermark that crosses over on both the front and back cover pages.

There are four icon sized graphics used throughout the prospectus as follows:

1. In the sections describing the Objective of the Funds, the graphic icon is that of a dart in the bullseye of a target.

2. In the sections describing the Investment Strategy of the Funds, the graphic icon is that of a compass pointing due north.

3. In the sections describing the Risks of the Funds, the graphic icon is that of an old fashioned scale tilting heavy on the left side.

4. In the sections describing the Performance history of the Funds, the graphic icon is that of a stack of US currency bills.

5. On the bottom footer of every odd numbered page (right hand page), the graphic icon is that of a telephone by the 800 number of the fund to call for information.

                       STATEMENT OF ADDITIONAL INFORMATION

                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                                 (800) 992-0180

                                  March 1, 2001

                 ING PILGRIM GLOBAL CORPORATE LEADERS FUND, INC.
                    ING PILGRIM GLOBAL TECHNOLOGY FUND, INC.
                       ING PILGRIM GNMA INCOME FUND, INC.
                           ING PILGRIM GOLD FUND, INC.
                    ING PILGRIM GROWTH AND INCOME FUND, INC.
                      ING PILGRIM INTERNATIONAL FUND, INC.
                          ING PILGRIM SILVER FUND, INC.
                   ING PILGRIM SMALLCAP ASIA GROWTH FUND, INC.
                   ING PILGRIM TROIKA DIALOG RUSSIA FUND, INC.
                ING PILGRIM WORLDWIDE EMERGING MARKETS FUND, INC.
                         ING PILGRIM GLOBAL INCOME FUND
                          LEXINGTON MONEY MARKET TRUST
                  (each a "Fund" and collectively the "Funds")

This Statement of Additional Information ("SAI") relates to each investment company listed above. Prospectuses for the Funds, dated March 1, 2001 which provide the basic information you should know before investing in the Funds, may be obtained without charge from the Funds or the Funds' principal underwriter, ING Pilgrim Securities, Inc. ("ING Pilgrim Securities" or the "Distributor"), at the address listed above. This Statement of Additional Information is not a prospectus and it should be read in conjunction with the Prospectuses which have been filed with the Securities and Exchange Commission ("SEC"). In addition, the financial statements from the Funds' December 31, 2000 Annual Reports are incorporated herein by reference. Copies of the Funds' Prospectuses and Annual or Semi-Annual Reports may be obtained without charge by contacting the ING Pilgrim Funds at the address and phone number written above.

                                TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION............................................1
HISTORY OF THE FUNDS...........................................................1
MANAGEMENT OF THE FUNDS........................................................3
INVESTMENT MANAGER............................................................12
INVESTMENT MANAGER FEES.......................................................13
EXPENSE LIMITATION AGREEMENTS.................................................16
RULE 12B-1 PLANS..............................................................17
SUPPLEMENTAL DESCRIPTION OF INVESTMENTS.......................................22
INVESTMENT RESTRICTIONS.......................................................42
PORTFOLIO TRANSACTIONS........................................................63
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................67
DETERMINATION OF SHARE PRICE..................................................73
SHAREHOLDER INFORMATION.......................................................75
SHAREHOLDER SERVICES AND PRIVILEGES...........................................76
DISTRIBUTIONS.................................................................79
TAX CONSIDERATIONS............................................................79
CALCULATION OF PERFORMANCE DATA...............................................85
GENERAL INFORMATION...........................................................88
FINANCIAL STATEMENTS..........................................................89

                              HISTORY OF THE FUNDS

ING PILGRIM GLOBAL CORPORATE LEADERS FUND, INC.

     ING Pilgrim Global Corporate Leaders Fund, Inc. ("Global Corporate Leaders Fund") is a corporation organized under the laws of the State of Maryland on March 11, 1987 under the name of Lexington Global Fund, Inc. The Fund is a diversified, open-end management investment company. The Fund's name was changed on May 5, 1998 from Lexington Global Fund, Inc. to Lexington Global Corporate Leaders Fund, Inc., and on July 26, 2000, to Pilgrim Global Corporate Leaders Fund, Inc. The Fund's name was changed on _____, 2001, to ING Pilgrim Global Corporate Leaders Fund, Inc.

     The Directors have approved an Agreement and Plan of Reorganization for Global Corporate Leaders Fund that, if approved by shareholders of Global Corporate Leaders Fund, will result in the reorganization of Global Corporate Leaders Fund into the ING Pilgrim Worldwide Growth Fund (the "Worldwide Growth Fund").

ING PILGRIM GLOBAL TECHNOLOGY FUND, INC.

     ING Pilgrim Global Technology Fund, Inc. ("Global Technology Fund") is a corporation organized under the laws of the State of Maryland on September 13, 1999 under the name of Lexington Emerging Technology Fund, Inc. The Fund is a non-diversified, open-end management investment company. The name of the Fund was changed on October 8, 1999 from Lexington Emerging Technology Fund, Inc. to Lexington Global Technology Fund, Inc., and on July 31, 2000, to Pilgrim Global Technology Fund, Inc. The Fund's name was changed on _____, 2001, to ING Pilgrim Global Technology Fund, Inc.

     The Directors have approved an Agreement and Plan of Reorganization for Global Technology Fund that, if approved by shareholders of Global Technology Fund, will result in the reorganization of Global Technology Fund into the ING Pilgrim Global Information Technology Fund (the "Global Information Technology Fund").

ING PILGRIM GNMA INCOME FUND, INC.

     ING Pilgrim GNMA Income Fund, Inc. ("GNMA Income Fund") is a corporation organized under the laws of the State of Maryland on August 15, 1973 under the name of Lexington GNMA Income Fund, Inc. The Fund is a diversified, open-end management investment company. The name of the Fund was changed on July 26, 2000 from Lexington GNMA Income Fund, Inc. to Pilgrim GNMA Income Fund, Inc. The Fund's name was changed on _____, 2001, to ING Pilgrim GNMA Income Fund, Inc.

ING PILGRIM GOLD FUND, INC.

     ING Pilgrim Gold Fund, Inc. ("Gold Fund") is a corporation formed under the laws of the State of Maryland on May 11, 1988 under the name of Lexington Goldfund, Inc. The Fund was originally organized as a Delaware corporation on December 3, 1975. The Fund is a non-diversified, open-end management investment company. The name of the Fund was changed on July 26, 2000 from Lexington Goldfund, Inc. to Pilgrim Gold Fund, Inc. The Fund's name was changed on _____, 2001, to ING Pilgrim Gold Fund, Inc.

ING PILGRIM GROWTH AND INCOME FUND, INC.

     ING Pilgrim Growth and Income Fund, Inc. ("Growth and Income Fund") is a corporation organized under the laws of the State of Maryland on April 30, 1991 under the name of Lexington Growth and Income Fund, Inc. The Fund was originally organized as a New Jersey Corporation on February 11, 1959. The Fund is an open-end, diversified management investment company. The name of the Fund was changed on July 26, 2000 from Lexington Growth and Income Fund, Inc. to Pilgrim Growth and Income Fund, Inc. The Fund's name was changed on _____, 2001, to ING Pilgrim Growth and Income Fund, Inc.

ING PILGRIM INTERNATIONAL FUND, INC.

     ING Pilgrim International Fund, Inc. ("International Fund") is a corporation organized under the laws of the State of Maryland on November 23, 1993 under the name of Lexington International Fund, Inc. The Fund is an open-end, diversified management investment company. The name of the Fund was changed on July 26, 2000 from Lexington International Fund, Inc. to Pilgrim International Fund, Inc. The name of the Fund's was changed on __________, 2001 to ING Pilgrim International Fund, Inc.

ING PILGRIM SILVER FUND, INC.

     ING Pilgrim Silver Fund, Inc. ("Silver Fund") is a corporation formed under the laws of the State of Maryland on January 3, 1992 under the name of Lexington Silver Fund, Inc. The Fund is a non-diversified, open-end management investment company. The name of the Fund was changed on July 26, 2000 from Lexington Silver Fund, Inc. to Pilgrim Silver Fund, Inc. The Fund's name was changed on _____, 2001, to ING Pilgrim Silver Fund, Inc.

     The Directors have approved an Agreement and Plan of Reorganization for Silver Fund that, if approved by shareholders of Silver Fund, will result in the reorganization of Silver Fund into the Gold Fund.

ING PILGRIM SMALLCAP ASIA GROWTH FUND, INC.

     ING Pilgrim SmallCap Asia Growth Fund, Inc. ("SmallCap Asia Growth Fund") is a corporation organized under the laws of the State of Maryland on April 18, 1995 under the name of Crosby Small Cap Asia Growth Fund, Inc. The Fund is an open-end, diversified management investment company. The name of the Fund was changed on May 3, 1999 from Lexington Crosby Small Cap Asia Growth Fund, Inc. to Lexington Small Cap Asia Growth Fund, Inc. and on July 26, 2000 to Pilgrim SmallCap Asia Growth Fund, Inc. The Fund's name was changed on _____, 2001, to ING Pilgrim SmallCap Asia Growth Fund, Inc.

     The Directors have approved an Agreement and Plan of Reorganization for SmallCap Asia Growth Fund that, if approved by shareholders of SmallCap Asia Growth Fund, will result in the reorganization of SmallCap Asia Growth Fund into the ING Pilgrim Asia-Pacific Equity Fund (the "Asia-Pacific Equity Fund").

ING PILGRIM TROIKA DIALOG RUSSIA FUND, INC.

     ING Pilgrim Troika Dialog Russia Fund, Inc. ("Russia Fund") is a corporation organized under the laws of the State of Maryland on November 20, 1995. The Fund is a non-diversified, open-end management investment company. The name of the Fund was changed on April 2, 1996 from Lexington Russia Fund, Inc. to Lexington Troika Dialog Russia Fund, Inc., and on July 26, 2000, to Pilgrim Troika Dialog Russia Fund, Inc. The Fund's name was changed on _____, 2001, to ING Pilgrim Troika Dialog Russia Fund, Inc.

ING PILGRIM WORLDWIDE EMERGING MARKETS FUND, INC.

     ING Pilgrim Worldwide Emerging Markets Fund, Inc. ("Worldwide Emerging Markets Fund") is a corporation organized under the laws of the State of Maryland on January 22, 1969 under the name of Lexington Growth Fund, Inc. The Fund is a diversified, open-end management investment company. The name of the Fund was changed on June 14, 1991 from Lexington Growth Fund, Inc. to Lexington Worldwide Emerging Markets Fund, Inc., and on July 26, 2000, to Pilgrim Worldwide Emerging Markets Fund, Inc. The Fund's name was changed on _____, 2001, to ING Pilgrim Worldwide Emerging Markets Fund, Inc.

     The Directors have approved an Agreement and Plan of Reorganization for Worldwide Emerging Markets Fund that, if approved by shareholders of Worldwide Emerging Markets Fund, will result in the reorganization of Worldwide Emerging Markets Fund into the ING Pilgrim Emerging Countries Fund (the "Emerging Countries Fund").

ING PILGRIM GLOBAL INCOME FUND

     ING Pilgrim Global Income Fund (the "Global Income Fund") is a trust formed under the laws of the Commonwealth of Massachusetts on February 24, 1983. The Fund is a non-diversified, open-end management investment company. The name of the Fund was changed from Lexington Tax Exempt Bond Trust to Lexington Ramirez Global Income Fund, and to Lexington Global Income Fund, and on July 26, 2000 to Pilgrim Global Income Fund. The Fund's name was changed on _____, 2001, to ING Pilgrim Global Income Fund, Inc.

     The Trustees have approved an Agreement and Plan of Reorganization for Global Income Fund that, if approved by shareholders of Global Income Fund, will result in the reorganization of Global Income Fund into the ING Pilgrim Strategic Income Fund (the "Strategic Income Fund").

LEXINGTON MONEY MARKET TRUST

     Lexington Money Market Trust (the "Money Market Trust") is an organization commonly referred to as a business trust formed under the laws of the Commonwealth of Massachusetts on June 30, 1977 under the name of Banner Redi-Resources Trust. The name of the Fund was changed on March 2, 1979 from Banner Redi-Resources Trust to "Lexington Money Market Trust".

                             MANAGEMENT OF THE FUNDS

BOARD OF DIRECTORS/TRUSTEES

     Each Fund is managed by its Directors/Trustees ("Board of Directors" and "Board of Trustees" are used interchangeably in this SAI). The Directors/Trustees and Officers of the Funds are listed below. An asterisk (*) has been placed next to the name of each Director/Trustee who is an "interested person," as that term is defined in the Investment Company Act of 1940 Act ("1940 Act"), by virtue of that person's affiliation with the Funds, or the Funds' adviser ("ING Pilgrim Investments" or the "Investment Manager"). Unless otherwise noted, the mailing address of the Directors/Trustees is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Board of Directors/Trustees governs each Fund and is responsible for protecting the interests of shareholders. The Directors/Trustees are experienced executives who oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds, and review each Fund's performance.

     Set forth below is information regarding the Directors/Trustees of the Funds.

                           POSITION(S) WITH
     NAME, AGE                 THE FUND          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
     ---------             ----------------      ----------------------------------------
Al Burton                Director/Trustee        President of Al Burton Productions for more than
(Age 72)                                         the last five years. Mr. Burton is also a Director,
                                                 Trustee or Advisory board member of each of the
                                                 Funds managed by ING Pilgrim Investments.

                           POSITION(S) WITH
     NAME, AGE                 THE FUND          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
     ---------             ----------------      ----------------------------------------
Paul S. Doherty          Director/Trustee        President, of  Doherty, Wallace, Pillsbury and
(Age 66)                                         Murphy, P.C., Attorneys. Formerly a Director of
                                                 Tambrands, Inc. (1993-1998). Mr. Doherty is also
                                                 a Director or Trustee of each of the Funds managed
                                                 by ING Pilgrim Investments.

Robert B. Goode          Director/Trustee        Retired. Mr. Goode was formerly Chairman, American
(Age 69)                                         Direct Business Insurance Agency, Inc. (1996-2000).
                                                 Mr. Goode is also a Director or Trustee of each of
                                                 the Funds managed by ING Pilgrim Investments.

Alan L. Gosule           Director/Trustee        Partner and Chairman of the Tax Department of
(Age 59)                                         Clifford Chance Rogers & Wells (since 1991). Mr.
                                                 Gosule is a Director of F.L. Putnam Investment
                                                 Management Co., Inc., Simpson Housing Limited
                                                 Partnership, Home Properties of New York, Inc.,
                                                 CORE Cap, Inc. and Colonnade Partners. Mr. Gosule
                                                 is also a Director or Trustee of each of the Funds
                                                 managed by ING Pilgrim Investments.

Walter H. May            Director/Trustee        Retired. Mr. May was formerly Managing Director
(Age 63)                                         and Director of Marketing for Piper Jaffray, Inc.
                                                 Mr. May is also a Director or Trustee of each of
                                                 the Funds managed by ING Pilgrim Investments.


Jock Patton              Director/Trustee        Private Investor. Director of Hypercom Corporation
(Age 54)                                         (since January 1999), and JDA Software Group, Inc.
                                                 (since January 1999). Mr. Patton is also a Director
                                                 of Buick of Scottsdale, Inc., National Airlines,
                                                 Inc., BG Associates, Inc., BK Entertainment, Inc.,
                                                 Arizona Rotorcraft, Inc. and Director and Chief
                                                 Executive Officer of Rainbow Multimedia Group, Inc.
                                                 Mr. Patton was formerly Director of Stuart
                                                 Entertainment, Inc., Director of Artisoft, Inc.
                                                 (August 1994-July 1998); and a President and
                                                 Co-owner of StockVal, Inc. (April 1993-June 1997).
                                                 Mr. Patton is also a Director, Trustee, or a member
                                                 of the Advisory board of each of the Funds managed
                                                 by ING Pilgrim Investments.

David W.C. Putnam        Director/Trustee        President, Clerk and Director of F.L. Putnam
(Age 60)                                         Securities Company, Inc. and its affiliates (since
                                                 1978). Mr. Putnam is Director of Anchor Investment
                                                 Management Corporation and President and
                                                 Director/Trustee of Anchor Capital Accumulation
                                                 Trust, Anchor International Bond Trust, Anchor
                                                 Gold and Currency Trust, Anchor Resources and
                                                 Commodities Trust and Anchor Strategic Assets Trust.
                                                 Mr. Putnam was formerly Director of Trust Realty
                                                 Corp. and Bow Ridge Mining Co. Mr. Putnam is also
                                                 a Director or Trustee of each of the Funds managed
                                                 by ING Pilgrim Investments.

                           POSITION(S) WITH
     NAME, AGE                 THE FUND          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
     ---------             ----------------      ----------------------------------------
John R. Smith            Director/Trustee        President of New England Fiduciary Company (since
(Age 76)                                         1991). Mr. Smith is Chairman of Massachusetts
                                                 Educational Financing Authority (since 1987), Vice
                                                 Chairman of Massachusetts Health and Education
                                                 Authority (since 1979) and Vice-Chairman of MHI,
                                                 Inc. (Massachusetts Non-Profit Energy Purchasers
                                                 Consortium) (since 1996). Mr. Smith is also a
                                                 Director or Trustee of each of the Funds managed
                                                 by ING Pilgrim Investments.

*Robert W. Stallings     Director/Trustee/       Chairman, Chief Executive Officer and President of
(Age 51)                 Chairman                ING Pilgrim Group, Inc. ("ING Pilgrim Group")
                                                 (since December 1994); Chairman, ING Pilgrim
                                                 Investments, Inc. (since December 1994); Chairman,
                                                 ING Pilgrim Securities, Inc. ("ING Pilgrim
                                                 Securities") (since  December 1994); President and
                                                 Chief Executive Officer of ING Pilgrim Funding,
                                                 Inc. (since November 1999); and President and
                                                 Chief Executive Officer of Pilgrim Capital
                                                 Corporation and its predecessors (since August
                                                 1991). Mr. Stallings is also a Director, Trustee,
                                                 or a member of the Advisory Board of each of the
                                                 ING Pilgrim Funds.

*John G. Turner          Director/Trustee        Chairman and Chief Executive Officer of ReliaStar
(Age 60)                                         Financial Corp. and ReliaStar Life Insurance Co.
                                                 (since 1993); Chairman of ReliaStar Life Insurance
                                                 Company of New York (since 1995); Chairman of
                                                 Northern Life Insurance Company (since 1992). Mr.
                                                 Turner was formerly Director of Northstar
                                                 Investment Management Corporation and affiliates
                                                 (1993 to 1999) and President of ReliaStar Financial
                                                 Corp. and ReliaStar Life Insurance Co. (1989-1991).
                                                 Mr. Turner is also Chairman of each of the Funds
                                                 managed by ING Pilgrim Investments.

David Wallace            Director/Trustee        Chairman of FECO Engineered Systems, Inc. Mr.
(Age 76)                                         Wallace is President and Trustee of the Robert R.
                                                 Young Foundation; Governor of the New York Hospital,
                                                 Trustee of Greenwit Hospital and Director of UMC
                                                 Electronics and Zurn Industries, Inc. Mr. Wallace
                                                 was formerly Chairman of Lone Star Industries and
                                                 Putnam Trust Company, Chairman and Chief Executive
                                                 Officer of Todd Shipyards, Bangor Punta Corporation,
                                                 and National Securities & Research Corporation.
                                                 Mr. Wallace is also a Director or Trustee of each
                                                 of the Funds managed by ING Pilgrim Investments.

In addition, the following individuals serve as Advisory Board Members to certain of the ING Pilgrim Funds.

                           POSITION(S) WITH
      NAME, AGE                THE FUND          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
      ---------            ----------------      ----------------------------------------
Mary A. Baldwin, Ph.D.   Advisory Board Member   Realtor, Caldwell Bankers Success Realty (formerly,
(Age 60)                                         The Prudential Arizona Realty) for more than the
                                                 last five years. Ms. Baldwin is also Vice President,
                                                 United States Olympic Committee (November
                                                 1996-present), and formerly Treasurer, United States
                                                 Olympic Committee (November 1992-November 1996).
                                                 Ms. Baldwin is an Advisory Board Member of each of
                                                 the Funds managed by ING Pilgrim Investments.

S.M.S. Chadha            Advisory Board Member   Secretary, Ministry of External Affairs, New Delhi,
(Age 61)                                         India; Head of Foreign Service Institute, New Delhi,
                                                 India; Special Envoy of the Government of India;
                                                 Director, Special Unit for Technical Cooperation
                                                 among Developing countries, United Nations
                                                 Development Program, New York. Mr. Chada is an
                                                 Advisory Board Member of Global Corporate Leaders,
                                                 Global Technology, International, SmallCap Asia
                                                 Growth, Russia and Global Income Funds.

Andrew M. McCosh         Advisory Board Member   Professor of the Organisation of Industry and
(Age 58)                                         Commerce, Department of Business Studies, The
                                                 University of Edinburgh, Scotland. Mr. McCosh is
                                                 an Advisory Board Member of Global Corporate
                                                 Leaders, Global Technology, International, SmallCap
                                                 Asia Growth, Russia and Global Income Funds.

COMPENSATION OF DIRECTORS/TRUSTEES

     The Funds pay each Director/Trustee who is not an interested person a pro rata share, as described below, of (i) an annual retainer of $35,000, for Msssrs. Patton and May, as lead directors, recieves an annual retainer of $45,000; (ii) $5,500 per quarterly Board meeting; (iii) $1,000 per committee meeting; (iv) $1,000 per special or telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Funds is based on each Fund's average net assets as a percentage of the average net assets of all the funds managed by the Investment Manager for which the Directors/Trustees serve in common as Directors/Trustees. The Funds pay each Advisory Board Member a fee of $15,000 annually, plus reasonable travel expenses. Prior to July 26, 2000, (and July 31, 2000 for the Global Technology Fund), the Funds had a different compensation structure in place.

     The following table sets forth information regarding compensation of Directors/Trustees by the Funds for the fiscal year ended December 31, 2000. Officers of the Funds and Directors/Trustees who are interested persons of the Funds do not receive any compensation from the Fund or any other funds managed by the Investment Manager. In the column headed "Total Compensation from Registrants and Fund Complex Paid to Director/Trustee," the number in parentheses indicates the total number of boards in the fund complex on which the Director/Trustee served during that fiscal year.

                               COMPENSATION TABLE

                                                                                                                          AGGREGATE
                         AGGREGATE     AGGREGATE                                AGGREGATE     AGGREGATE                 COMPENSATION
                        COMPENSATION  COMPENSATION  AGGREGATE     AGGREGATE    COMPENSATION  COMPENSATION   AGGREGATE      FROM
                        FROM GLOBAL   FROM GLOBAL  COMPENSATION  COMPENSATION  FROM GROWTH       FROM      COMPENSATION  SMALLCAP
   NAME OF PERSON,       CORPORATE    TECHNOLOGY    FROM GNMA     FROM GOLD     AND INCOME   INTERNATIONAL FROM SILVER  ASIA GROWTH
      POSITION          LEADERS FUND    FUND***    INCOME FUND       FUND          FUND          FUND          FUND        FUND
      --------          ------------    -------    -----------       ----          ----          ----          ----        ----
S.M.S. Chadha**            $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
Robert M. DeMichele        $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
Beverly C. Duer            $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
Barbara R. Evans           $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
Richard M. Hisey           $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
Jerard F. Maher            $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
Andrew M. McCosh**         $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
Donald B. Miller           $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
Francis Olmstead*          $_____           N/A       $_____        $_____        $_____        $_____        $_____      $_____
John G. Preston            $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
Allen H. Stowe             $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
Margaret W. Russell*       $_____           N/A       $_____        $_____        $_____        $_____        $_____      $_____
Philip C. Smith*           $_____           N/A       $_____        $_____        $_____        $_____        $_____      $_____
Francis A. Sunderland*     $_____           N/A       $_____        $_____        $_____        $_____        $_____      $_____
Al Burton                  $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
Paul S. Doherty            $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
Robert B. Goode            $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
Alan L. Gosule             $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
Walter H. May              $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
Jock Patton                $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
David W.C. Putnam          $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
John R. Smith              $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
Robert W. Stallings        $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
John G. Turner             $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____
David W. Wallace           $_____        $_____       $_____        $_____        $_____        $_____        $_____      $_____

----------
*    Retired prior to July 26, 2000.
** Prior to July 26, 2000 Messrs. Chadha and McCosh served as Trustees/Directors of each of the Funds (and with respect to the Global Technology Fund, served as Trustees prior to July 31, 2000). Effective July 26, 2000, Messrs. Chadha and McCosh serve as Advisory Board Members of certain Funds.
*** ING Pilgrim Global Technology Fund, Inc. commenced operations on December 27, 1999.

                               COMPENSATION TABLE

                                           AGGREGATE
                             AGGREGATE    COMPENSATION                                   TOTAL
                            COMPENSATION      FROM        AGGREGATE     AGGREGATE     COMPENSATION
                            FROM TROIKA    WORLDWIDE     COMPENSATION  COMPENSATION    FROM FUND
   NAME OF PERSON,            DIALOG        EMERGING     FROM GLOBAL    FROM MONEY      COMPLEX
      POSITION              RUSSIA FUND   MARKETS FUND   INCOME FUND   MARKET TRUST   TO DIRECTORS
      --------              -----------   ------------   -----------   ------------   ------------
S.M.S. Chadha                  $_____        $_____         $_____        $_____         $_____
                                                                                       (15 boards)
Robert M. DeMichele            $_____        $_____         $_____        $_____         $_____
                                                                                       (15 boards)
Beverly C. Duer                $_____        $_____         $_____        $_____         $_____
                                                                                        (15 boards)
Barbara R. Evans               $_____        $_____         $_____        $_____         $_____
                                                                                        (15 boards)
Richard M. Hisey               $_____        $_____         $_____        $_____         $_____
                                                                                        (8 boards)
Jerard F. Maher                $_____        $_____         $_____        $_____         $_____
                                                                                       (15 boards)
Andrew M. McCosh               $_____        $_____         $_____        $_____         $_____
                                                                                        (15 boards)
Donald B. Miller               $_____        $_____         $_____        $_____         $_____
                                                                                       (15 boards)
Francis Olmstead*              $_____        $_____         $_____        $_____         $_____
                                                                                           (N/A)
John G. Preston                $_____        $_____         $_____        $_____         $_____
                                                                                        (15 boards)
Allen H. Stowe                 $_____        $_____         $_____        $_____         $_____
                                                                                        (8 boards)
Margaret W. Russell*           $_____        $_____         $_____        $_____         $_____
                                                                                           (N/A)
Philip C. Smith*               $_____        $_____         $_____        $_____         $_____
                                                                                           (N/A)
Francis A. Sunderland*         $_____        $_____         $_____        $_____         $_____
                                                                                           (N/A)
Al Burton                      $_____        $_____         $_____        $_____         $_____

Paul S. Doherty                $_____        $_____         $_____        $_____         $_____

Robert B. Goode                $_____        $_____         $_____        $_____         $_____

Alan L. Gosule                 $_____        $_____         $_____        $_____         $_____

Walter H. May                  $_____        $_____         $_____        $_____         $_____

Jock Patton                    $_____        $_____         $_____        $_____         $_____

David W.C. Putnam              $_____        $_____         $_____        $_____         $_____

John R. Smith                  $_____        $_____         $_____        $_____         $_____

Robert W. Stallings            $_____        $_____         $_____        $_____         $_____

John G. Turner                 $_____        $_____         $_____        $_____         $_____

David W. Wallace               $_____        $_____         $_____        $_____         $_____

----------
* Retired prior to July 26, 2000.

     The following table shows the annual benefits payable to certain Directors/Trustees who are eligible for benefits under the Funds' Retirement Plan for Eligible Directors/Trustees, effective September 12, 1995, and amended and restated on April 18, 2000 (the "Retirement Plan"). The Retirement Plan applies to individuals who were Directors/Trustees of the Funds prior to July 26, 2000 (and with respect to the Global Technology Fund, those who were Directors/Trustees prior to July 31, 2000). The Retirement Plan was amended by the Directors/Trustees on April 18, 2000 to, among other things, eliminate the age a Director/Trustee must attain in order to receive retirement benefits. As amended, a Director/Trustee would be eligible for retirement benefits upon completion of ten continuous or non-forfeited years of service, as defined in the Retirement Plan, and service has terminated due to death, disability or voluntary or involuntary termination other than for "cause," as defined in the Retirement Plan. Messrs. Duer, Maher, Miller and Stowe were not nominated to serve as Directors/Trustees of the Funds after the completion of the Lexington Acquisition. Therefore, their service was terminated and their benefits commenced with the closing of the Lexington Acquisition and will continue for ten years, in accordance with the terms of the Retirement Plan.

                                                             DATE BENEFITS
     NAME OF DIRECTOR/TRUSTEE             ANNUAL BENEFIT    EXPECTED TO END
     ------------------------             --------------    ---------------
     Beverley C. Duer                        $ 21,750       July 2010
     Jerard F. Maher*                        $ 18,000       July 2010
     Donald B. Miller                        $ 21,750       July 2010
     Francis Olmsted                         $ 16,800       October 1, 2005
     Margaret W. Russell                     $ 18,000       April 1, 2008
     Philip C. Smith                         $ 19,200       October 1, 2006
     Allen H. Stowe*                         $ 18,000       July 2010
     Francis A. Sunderland                   $ 16,800       April 1, 2006

----------
* Messrs. Maher and Stowe are eligible to receive benefits under the Retirement Plan as a result of their prior service as a Trustee of another fund.

     In addition, Mr. Chadha and Mr. McCosh will be eligible for retirement benefits after six years of service, provided that if the Retirement Plan is terminated during that period for reasons other than for "cause," as defined in the Retirement Plan, they will be eligible to receive retirement benefits as if they had completed 10 years of service.

OFFICERS

     Unless otherwise noted, the mailing address of the Officers is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The following individuals serve as Officers for the Funds:

     Stanley D. Vyner, Executive Vice President. (Age 49) President and Chief Executive Officer (since August 1996), ING Pilgrim Investments; Executive Vice President of most of the other ING Pilgrim Funds (since July 1996). Formerly Chief Executive Officer (November 1993 - December 1995) HSBC Asset Management Americas, Inc., and Chief Executive Officer, and Actuary (May 1986 - October 1993) HSBC Life Assurance Co.

     James M. Hennessy, Senior Executive Vice President and Secretary. (Age 50) Executive Vice President and Secretary (since April 1998), ING Pilgrim Capital (formerly Express America Holdings Corporation), ING Pilgrim Group, ING Pilgrim Securities and ING Pilgrim Investments; Executive Vice President and Secretary of each of the other ING Pilgrim Funds. Formerly Senior Vice President, ING Pilgrim Capital (April 1995 - April 1998); Senior Vice President, Express America Mortgage Corporation (June 1992 - August 1994) and President, Beverly Hills Securities Corp. (January 1990 - June 1992).

     Michael J. Roland, Senior Vice President and Principal Financial Officer. (Age 41) Senior Vice President and Chief Financial Officer, ING Pilgrim Group, ING Pilgrim Investments and ING Pilgrim Securities (since June
     1998); Senior Vice President and Principal Financial Officer of each of the other ING Pilgrim Funds. He served in same capacity from January, 1995 - April, 1997. Formerly, Chief Financial Officer of Endeaver Group (April, 1997 to June, 1998).

     Robert S. Naka, Senior Vice President and Assistant Secretary. (Age 36) Senior Vice President, ING Pilgrim Investments (since November 1999) and ING Pilgrim Group, Inc. (since August 1999). Senior Vice President and Assistant Secretary of each of the other ING Pilgrim Funds. Formerly Vice President, ING Pilgrim Investments (April 1997 - October 1999), ING Pilgrim Group, Inc. (February 1997 - August 1999). Formerly Assistant Vice President, ING Pilgrim Group, Inc. (August 1995 - February 1997). Formerly Operations Manager, ING Pilgrim Group, Inc. (April 1992 - April 1995).

     Robyn L. Ichilov, Vice President and Treasurer. (Age 32) Vice President, ING Pilgrim Investments (since August 1997), Accounting Manager (since November 1995). Vice President and Treasurer of most of the other ING Pilgrim Funds. Formerly Assistant Vice President and Accounting Supervisor for PaineWebber (June 1993 - April 1995).

CODE OF ETHICS

     The Funds have adopted a Code of Ethics governing personal trading activities of all Directors/Trustees and Officers of the Funds and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Funds or obtain information pertaining to such purchase or sale. The Code is intended to prohibit fraud against the Funds that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however they are generally required to pre-clear all security transactions with the Funds' Compliance Officer or her designee and to report all transactions on a regular basis. Sub-Advisers have adopted their own Code of Ethics to govern the personal trading activities of their personnel.

PRINCIPAL SHAREHOLDERS

     As of ________, 2001 the Directors and Officers as a group owned less than 1% of any class of the Funds' outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding Class A, Class B, Class C, or Class Q shares of the Funds, except as follows below.

                             PRINCIPAL SHAREHOLDERS

                                  5% OR GREATER

                                    CLASS AND
                                     TYPE OF       PERCENTAGE   PERCENTAGE
     FUND      NAME AND ADDRESS    OWNERSHIP(1)     OF CLASS      OF FUND
     ----      ----------------    ---------        --------      -------

    ------       -----------          ----            ----          ----

                             PRINCIPAL SHAREHOLDERS

                                 25% OR GREATER

                                    CLASS AND
                                     TYPE OF       PERCENTAGE   PERCENTAGE
     FUND      NAME AND ADDRESS    OWNERSHIP(1)     OF CLASS      OF FUND
     ----      ----------------    ---------        --------      -------

    ------       -----------          ----            ----          ----

----------
(1) Prior to July 31, 2000, the Lexington Funds offered only one class of shares as a no-load mutual fund complex.

                               INVESTMENT MANAGER

     The Investment Manager for the Funds is ING Pilgrim Investments, Inc. ("ING Pilgrim Investments" or the "Investment Manager"). Prior to April 2000, Pilgrim Investments served as the Investment Manager. Prior to July 26, 2000, Lexington Management Corporation ("LMC") served as investment adviser to the Funds. On July 26, 2000, Lexington Global Asset Managers, Inc, the indirect parent of LMC, was acquired by ReliaStar Financial Corp., the indirect parent of ING Pilgrim Investments, Inc. On July 26, 2000, ReliaStar was acquired by ING Groep N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

     The Investment Manager, subject to the authority of the Directors/Trustees of the Funds, serves as investment manager to the Funds and has overall responsibility for the management of each Fund's portfolio pursuant to an Investment Management Agreement between the Investment Manager and each Fund. Each Fund's Investment Management Agreement requires the Investment Manager to provide, subject to the supervision of the Board of Directors/Trustees, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. The Investment Manager also provides investment research and analysis. Each Investment Management Agreement provides that the Investment Manager is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Investment Management Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Investment Management Agreement.

     After an initial two year term, each Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Directors/Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Directors/Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager by vote cast in person at a meeting called for the purpose of voting on such approval. Each Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Directors/Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Manager. The Investment Management Agreements will terminate automatically in the event of its "assignment" (as defined in the 1940
Act).

     Subject to the expense reimbursement provisions described in this Statement of Additional Information, other expenses incurred in the operation of the Funds are borne by the Funds, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund's net asset value; taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Funds under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors/Trustees of the Funds who are not employees of the Investment Manager or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

     ING Pilgrim Investments, Inc. is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. As of December 31, 2000, the Investment Manager had assets under management of approximately $_______. ING Pilgrim Investments, Inc. is a wholly-owned subsidiary of ReliaStar Financial Corp. (NYSE:RLR). Through its subsidiaries, ReliaStar Financial Corp. offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products and personal finance education. On April 30, 2000, ReliaStar Financial Corp. ("ReliaStar") entered into an agreement (the "Transaction") to be acquired by ING Group. ING Group is a global financial institution active in the field of insurance, banking and asset management. Headquartered in Amsterdam, it conducts business in more than 65 countries, and has almost 100,000 employees. ING seeks to provide a full range of integrated financial services to private, corporate, and institutional clients through a variety of distribution channels. As of December ____, 2000, ING had total assets of approximately $_____ billion and assets under management of approximately $______ billion. The closing of the Transaction occurred during the third quarter of 2000. ING's principal executive offices are located at Strawinskylaan 2631, 1077 ZZ Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

                             INVESTMENT MANAGER FEES

     The Investment Manager bears the expense of providing its services. For its services, each Fund pays the Investment Manager a monthly fee in arrears equal to a percentage of each Fund's average daily net assets during the month. The annual investment management fees for the Funds are as follows.

                 FUND NAME                                             ADVISER FEE
                 ---------                                             -----------
ING Pilgrim Global Corporate Leaders Fund, Inc.     1.00%
ING Pilgrim Global Technology Fund                  1.25%
ING Pilgrim GNMA Income Fund, Inc.                  0.60% on the first $150 million, 0.50% on the next $250
                                                    million, 0.45% on the next $400 million, 0.40% thereafter.
ING Pilgrim Gold Fund, Inc.                         1.00% on the first $50 million and 0.75% thereafter.
ING Pilgrim Growth and Income Fund, Inc.            0.75% on the first $100 million, 0.60% on the next $50
                                                    million, 0.50% on the next $100 million and 0.40%
                                                    thereafter.
ING Pilgrim International Fund, Inc.                1.00%
ING Pilgrim Silver Fund, Inc.                       1.00% on the first $30 million and 0.75% thereafter.
ING Pilgrim SmallCap Asia Growth Fund, Inc.         1.25%
ING Pilgrim Troika Dialog Russia Fund, Inc.         1.25%
ING Pilgrim Worldwide Emerging Markets Fund, Inc.   1.00%
ING Pilgrim Global Income Fund                      1.00%
Lexington Money Market Trust                        0.50% on the first $500 million and 0.45% thereafter.

     The total amount of advisory fees paid by each Fund (except for the Silver
Fund) for the fiscal years ended December 31 1998, 1999, and 2000 were as follows:

                TOTAL ADVISORY FEES PAID DURING FISCAL YEAR ENDED

                                                   DECEMBER   OCTOBER     DECEMBER     DECEMBER     DECEMBER
                                                     2000     2000 (1)      1999         1998         1997
                                                   --------   --------   ----------   ----------   ----------
ING Pilgrim Global Corporate Leaders Fund, Inc.         N/A   $_______   $  176,043   $  249,333   $  378,573
ING Pilgrim Global Technology Fund, Inc.(2)             N/A   $_______           --          N/A          N/A
ING Pilgrim GNMA Income Fund, Inc.                 $_______        N/A   $1,844,256   $1,224,048   $  885,774
ING Pilgrim Gold Fund, Inc.                             N/A   $_______   $  583,491   $  552,235   $  769,527
ING Pilgrim Growth and Income Fund, Inc.           $_______        N/A   $1,498,729   $1,466,333   $1,403,527
ING Pilgrim International Fund, Inc.(3)                 N/A   $_______   $  224,416   $  217,864   $  210,897
ING Pilgrim SmallCap Asia Growth Fund, Inc.(4)          N/A   $_______   $  167,228   $  185,265   $  207,247
ING Pilgrim Troika Dialog Russia Fund, Inc.             N/A   $_______   $  444,970   $  796,381   $1,307,946
ING Pilgrim Worldwide Emerging Markets Fund, Inc.       N/A   $_______   $  785,431   $  991,861   $2,373,753
ING Pilgrim Global Income Fund(5)                       N/A   $_______   $  334,433   $  317,877   $  212,446
Lexington Money Market Trust(6)                    $_______        N/A   $  422,726   $  455,434   $  455,446

----------
(1) For the ten months from January 1, 2000 to October 31, 2000. Effective ______, 2000, the following Funds changed their fiscal year end to October 31 from December 31: ING Pilgrim Global Corporate Leaders Fund, Inc.; ING Pilgrim Global Technology Fund, Inc.; ING Pilgrim Gold Fund, Inc.; ING Pilgrim Global Income Fund; ING Pilgrim International Fund, Inc.; ING Pilgrim SmallCap Asia Growth Fund, Inc.; ING Pilgrim Troika Dialog Russia Fund, Inc.; ING Pilgrim Worldwide Emerging Markets Fund, Inc..
(2) ING Pilgrim Global Technology Fund, Inc. commenced operations on December 27, 1999, and as such did not operate for a full fiscal year in 1998, 1999 or 2000.
(3) Does not reflect LMC reimbursement to Lexington International Fund, Inc. of $109,634 in 1998.
(4) Does not reflect LMC reimbursement to Lexington Small Cap Asia Growth Fund, Inc. of $_____, $67,545 and $53,928 in 2000, 1999, and 1998 respectively.
(5) Does not reflect LMC reimbursement to Lexington Global Income Fund of $125,346 in 1998.
(6) Does not reflect LMC reimbursement to Lexington Money Market Fund of $9,546 in 1999.

     The total amount of advisory fees paid by the Silver Fund for fiscal years ended June 30, 1997 and June 30 1998 were $462,896 and $630,181, respectively. For the six months ended December 31, 1998, the advisory fees paid by the Silver Fund were $150,258. In 1999, the Silver Fund paid $261,004 in advisory fees. For the ten month period from 1/1/00 to 10/31/00, the advisory fees paid by the Silver Fund were $______.

SUB-ADVISORY AGREEMENTS

     The Investment Management Agreements for the Funds provide that the Investment Manager, with the approval of the Fund's Board of Directors/Trustees, may select and employ investment advisers to serve as a Sub-Adviser for any Fund ("Sub-Adviser"), and shall monitor the Sub-Advisers' investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. The Investment Manager pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Advisers, executive salaries and expenses of the Directors/Trustees and Officers of the Funds who are employees of the Investment Manager or its affiliates. The Sub-Advisers pay all of their expenses arising from the performance of their obligations under the sub-advisory agreements (the "Sub-Advisory Agreements").

     A Sub-Advisory Agreement may be terminated without payment of any penalties by the Investment Manager, the Directors/Trustees, on behalf of the Fund, or the shareholders of the Fund upon 60 days' prior written notice. Otherwise, the Sub-Advisory Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the appropriate Board of Directors/Trustees, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors/Trustees, who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

     The Funds do not have any current Sub-Advisers.

     FORMER SUB-ADVISER FOR SMALLCAP ASIA GROWTH FUND. Insinger Asset Management (U.S.) Inc. ("Insinger") acted as Sub-Adviser to the SmallCap Asia Growth Fund from July 26, 2000 to January 2, 2001. Prior to July 2000, Crosby Asset Management (US) Inc. ("Crosby") was the sub-adviser to the Fund. Effective January 2, 2001, ING Pilgrim will assume full investment management responsibilities for the Fund under its existing Investment Management Agreement.

     FORMER SUB-ADVISER FOR THE TROIKA DIALOG RUSSIA FUND. Troika Dialog Asset Management (Cayman Islands), Ltd. ("Troika Dialog"), Troika Dialog acted as Sub-Adviser to the Russia Fund until January 2, 2001. As of January 2, 2001, ING Pilgrim will directly manage the Troika Dialog Russia Fund.

     The total amounts of sub-advisory fees paid by SmallCap Asia Growth Fund for fiscal years ended December 31, 1997, 1998, 1999, and the ten period from 1/1/00 to 10/31/00 were $45,931, $41,168, $83,626, and $_____ respectively, and the total amounts of sub-advisory fees paid by Russia Fund for the fiscal years ended December 31, 1997, 1998, 1999, and the ten month period from 1/1/00 to 10/31/00 were $ 653,973, $398,191, $222,485, and $_____ respectively.

     FORMER SUB-ADVISER FOR GLOBAL TECHNOLOGY FUND AND WORLDWIDE EMERGING MARKETS FUND. Stratos Advisors, Inc. ("Stratos") served as Sub-Adviser to Global Technology Fund from December 27, 1999 to June 7, 2000 and as Sub-Adviser to Worldwide Emerging Markets Fund from October 1, 1998 to June 7, 2000. The total amount of sub-advisory fees paid by Worldwide Emerging Markets Fund for the fiscal year ended December 31, 1999, was $242,457. Fees for fiscal year ending December 31, 1998 with respect to Worldwide Emerging Markets Fund, and December 31, 1999 with respect to Global Technology fund, were not calculated because Stratos had not served as sub-adviser for a full fiscal year.

ADMINISTRATION

     ING Pilgrim Group, Inc. serves as Administrator for the Funds, pursuant to an Administrative Services Agreement. Subject to the supervision of the Board of Directors/Trustees, the Administrator provides the overall business management and administrative services necessary to conduct properly the Funds' business, except for those services performed by the Investment Manager under the Investment Management Agreements, the Custodian for the Funds under the Custodian Agreements, the Transfer Agent for the Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring the Investment Manager for compliance with requirements under applicable law and with the investment policies and restrictions of each Fund. The Administrator is an affiliate of the Investment Manager. For its services under the Administration Services Agreement, ING Pilgrim Group, Inc. receives an annual fee equal to 0.10% of each Fund's average daily net assets.

     Prior to July 26, 2000, LMC acted as administrator to the Funds and performed certain administrative and internal accounting services, including but not limited to, maintaining general ledger accounts, regulatory compliance, preparing financial information for semiannual and annual reports, preparing registration statements, calculating net asset values, providing shareholder communications, supervising the Custodian and Transfer Agent and providing facilities for such services. The Funds reimbursed LMC for its actual cost in providing such services, facilities and expenses.

     Prior to July 26, 2000, the adviser performed certain accounting, shareholder servicing and other administrative services and was reimbursed by the Funds for the costs of performing such services.

                          EXPENSE LIMITATION AGREEMENTS

     The Investment Manager has entered into an expense limitation agreement with the Funds, pursuant to which the Investment Manager has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Investment Manager will assume other expenses so that the total annual ordinary operating expenses of the Funds (which excludes interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Funds' business, and expenses of any counsel or other persons or services retained by the Funds' directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager do not exceed:

                         MAXIMUM OPERATING EXPENSE LIMIT
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

             NAME OF FUND                          CLASS A    CLASS B    CLASS C    CLASS Q
             ------------                          -------    -------    -------    -------
ING Pilgrim Global Corporate Leaders Fund, Inc.     2.75%       N/A         N/A        N/A
ING Pilgrim Global Technology Fund, Inc.            2.75%       N/A         N/A        N/A
ING Pilgrim GNMA Income Fund, Inc.                  1.29%      2.04%       2.04%      1.29%
ING Pilgrim Gold Fund, Inc.                         2.75%       N/A         N/A        N/A
ING Pilgrim Growth and Income Fund, Inc.            2.75%      3.50%       3.50%      2.75%
ING Pilgrim International Fund, Inc.                2.75%      3.50%       3.50%      2.75%
ING Pilgrim Silver Fund, Inc.                       2.75%       N/A         N/A        N/A
ING Pilgrim SmallCap Asia Growth Fund, Inc.         2.75%      3.50%        N/A        N/A
ING Pilgrim Troika Dialog Russia Fund, Inc.         3.35%      4.10%        N/A        N/A
ING Pilgrim Worldwide Emerging Markets Fund, Inc.   2.75%       N/A         N/A        N/A
ING Pilgrim Global Income Fund                      2.75%      3.50%       3.50%      2.75%
Lexington Money Market Trust                        1.00%       N/A         N/A        N/A

     The Funds will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, each Fund's expense ratio does not exceed the percentage described above. The Investment Manager will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

     The expense limitation agreement provides that these expense limitations shall continue until July 26, 2002. Thereafter, the agreement will automatically renew for one-year terms unless the Investment Manager provides written notice of the termination of the agreement to the Funds at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Management Agreement, or it may be terminated by the Funds, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.

     Prior to July 26, 2000, the Funds voluntarily limited expenses of the Funds to the following amounts:

                         MAXIMUM OPERATING EXPENSE LIMIT
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                     FUND NAME                         PREVIOUS EXPENSE CAP
                     ---------                         --------------------
     ING Pilgrim Global Corporate Leaders Fund, Inc.          2.50%
     ING Pilgrim Global Technology Fund, Inc.                 2.50%
     ING Pilgrim GNMA Income Fund, Inc.                       1.04%
     ING Pilgrim Gold Fund, Inc.                              2.75%
     ING Pilgrim Growth and Income Fund, Inc.                 2.75%
     ING Pilgrim International Fund, Inc.                     2.75%
     ING Pilgrim Silver Fund, Inc.                            2.50%
     ING Pilgrim SmallCap Asia Growth Fund, Inc.              2.50%
     ING Pilgrim Troika Dialog Russia Fund, Inc.              3.35%
     ING Pilgrim Worldwide Emerging Markets Fund, Inc.        2.75%
     ING Pilgrim Global Income Fund                           2.75%
     Lexington Money Market Trust                             1.00%

DISTRIBUTOR

     Shares of the Funds are distributed by ING Pilgrim Securities pursuant to a Distribution Agreement between each Fund and the Distributor. Each Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of each Fund. The Funds and the Distributor have agreed to indemnify each other against certain liabilities. At the discretion of the Distributor, all sales charges may at times be re-allowed to an authorized dealer ("Authorized Dealer"). If 90% or more of the sales commission is re-allowed, such Authorized Dealer may be deemed to be an "underwriter" as that term is defined under the Securities Act of 1933, as amended. Each Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Directors/Trustees who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Board of Directors/Trustees or a majority of the outstanding voting securities of the Fund. See the Prospectus for information on how to purchase and sell shares of the Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions re-allowed to selling dealers are not an expense of the Funds and have no effect on the net asset value of the Funds. The Distributor, like the Investment Manager, is a wholly owned indirect subsidiary of ING Group. Prior to July 26, 2000, the distributor for the Funds was Lexington Funds Distributor, Inc. ("LFD").

                                RULE 12b-1 PLANS

     Each Fund (with the exception of the Lexington Money Market Trust) has a distribution or shareholder service plan pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Plans") applicable to all classes of shares offered by each Fund. The Funds intend to operate the Rule 12b-1 Plans in accordance with their terms and the National Association of Securities Dealers, Inc. rules concerning sales charges. Under the Rule 12b-1 Plans, the Distributor may be entitled to payment each month in connection with the offering, sale, and shareholder servicing of Class A, Class B, Class C, and Class Q shares in the following amounts: 0.25% of average daily net assets for Class A shares, 1.00 % of average daily net assets for Class B shares, 1.00% of average daily net assets for Class C shares and 0.25% of average daily net assets for Class Q shares.

     These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of Class A, Class B, Class C and Class Q shares of the Funds, including payments to dealers for selling shares of the Funds and for servicing shareholders of these classes of the Funds. Activities for which these fees may be used include: promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; payments to dealers and others that provide shareholder services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plans. No more than 0.75% per annum of each Fund's average net assets may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no Authorized Dealer may receive shareholder servicing payments in excess of 0.25% per annum of a Fund's average net assets held by the Authorized Dealer's clients or customers.

     Under the Rule 12b-1 Plans, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates the Authorized Dealer as the dealer of record. The rates, on an annual basis, are as follows: 0.25% for Class A, 0.25% for Class B, and 1.00% for Class C. Rights to these ongoing payments begin to accrue in the 13th month following a purchase of Class A, B or C shares. With respect to each 12b-1 Plan, the Distributor shall receive payment without regard to actual distribution expenses it incurs. In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

     In addition to providing for the expenses discussed above, the Rule 12b-1 Plans also recognize that the Investment Manager and/or the Distributor may use their resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Funds' shares and other funds managed by the Investment Manager. In some instances, additional compensation or promotional incentives may be offered to dealers. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families, or other invited guests, to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Funds or other funds managed by the Investment Manager and/or other events sponsored by dealers. In addition, the Distributor may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. These conditions relate to increasing sales of shares of the Funds over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% of the value of the Funds' shares sold by the dealer during a particular period, and (2) 0.10% of the value of the Funds' shares held by the dealer's customers for more than one year, calculated on an annual basis.

     The Rule 12b-1 Plans have been approved by the Board of Directors/Trustees of each Fund, including all of the Directors/Trustees who are not interested persons of the Funds as defined in the 1940 Act. The Rule 12b-1 Plans must be renewed annually by the Board of Directors/Trustees, including a majority of the Directors/Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Directors/Trustees be committed to the Directors/Trustees who are not interested persons. Each Rule 12b-1 Plan and any distribution or service agreement may be terminated as to a Fund at any time, without any penalty, by such Directors/Trustees or by a vote of a majority of each Fund's outstanding shares on 60 days written notice. The Distributor or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

     In approving each Rule 12b-1 Plan, the Board of Directors/Trustees has determined that differing distribution arrangements in connection with the sale of new shares of a Fund is necessary and appropriate in order to meet the needs of different potential investors. Therefore, the Board of Directors/Trustees, including those Directors/Trustees who are not interested persons of the Funds, concluded that, in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Rule 12b-1 Plans as tailored to each class of the Funds, will benefit the Funds and their respective shareholders.

     Each Rule 12b-1 Plan and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses as to a Fund without approval by a majority of each Fund's outstanding shares, and all material amendments to a Plan or any distribution or service agreement shall be approved by the Directors/Trustees who are not interested persons of the Fund, cast in person at a meeting called for the purpose of voting on any such amendment. The Distributor is required to report in writing to the Board of Directors/Trustees at least quarterly on the monies reimbursed to it under a Rule 12b-1 Plan, as well as to furnish the Board with such other information as may be reasonably be requested in connection with the payments made under the Rule 12b-1 Plan in order to enable the Board to make an informed determination of whether a Rule 12b-1 Plan should be continued.

     Prior to July 26, 2000, the Gold, Growth and Income, International, Russia, Worldwide Emerging Markets and Global Income Funds each had a reimbursement style 12b-1 Plan, which provided that the Funds pay distribution fees, including payments to Lexington Funds Distributor, Inc. (the Funds' former distributor), at an annual rate not to exceed 0.25% of their average daily net assets for distribution services. Under this 12b-1 Plan, the Funds, either directly or through the Investment Manager, would make payments periodically (i) to the distributor or to select broker/dealers, (ii) to other persons who have entered into shareholder processing and service agreements with the investment manager or with the distributor, with respect to Fund shares owned by shareholders for which such broker-dealers were the dealer or holder of record, or (iii) for expenses associated with distribution of Fund shares, including the compensation of the sales personnel of the distributor. Payments were also made for any advertising and promotional expenses relating to selling efforts, including but not limited to the incremental costs of printing prospectuses, statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Fund; the costs of preparing and distributing any other supplemental sales literature; costs of radio, television, newspaper and other advertising; telecommunications expenses, including the cost of telephones, telephone lines and other communications equipment, incurred by or for the Distributor in carrying out its obligations under the Distribution Agreement.

     The following table shows the expenses incurred by the Funds for distribution-related activities under the Rule 12b-1 Plans during the fiscal year ended.

                                           AGGREGATE AMOUNT PAID  AGGREGATE AMOUNT PAID  AGGREGATE AMOUNT PAID
          NAME OF THE FUND                   DECEMBER 31, 2000     OCTOBER 31, 2000(2)     DECEMBER 31, 1999
          ----------------                   -----------------     -------------------     -----------------
Global Corporate Leaders Fund, Inc. (1)               N/A               $________                    N/A
Global Technology Fund, Inc. (1)                      N/A               $________                    N/A
GNMA Income Fund, Inc.                          $________                     N/A                    N/A
Gold Fund, Inc. (1)                                   N/A               $________              $  75,410
Growth and Income Fund, Inc. (1)                $________                     N/A              $ 102,040
International Fund, Inc. (1)                          N/A               $________              $  17,424
Silver Fund, Inc. (1)                                 N/A               $________                    N/A
SmallCap Asia Growth Fund, Inc. (1)                   N/A               $________                    N/A
Troika Dialog Russia Fund, Inc. (1)                   N/A               $________              $  61,804
Worldwide Emerging Markets Fund, Inc. (1)             N/A               $________              $ 196,336
Global Income Fund                                                      $________              $  40,884
Lexington Money Market Trust                    $________                     N/A                    N/A

----------
(1)  Effective ______, 2000, the Fund changed its fiscal year end to October 31.
(2)  Represents the ten months from January 31, 2000 to October 31, 2000.

     Total distribution expenses incurred by the Distributor for the costs of promotion and distribution of each Fund shares for the fiscal period ended were as follows.

                                                     DECEMBER 31, 2000   OCTOBER 31, 2000**   DECEMBER 31, 1999
                                                     -----------------   ------------------   -----------------
ING PILGRIM GLOBAL CORPORATE LEADERS FUND, INC.*
Advertising                                                    N/A           $________                  N/A
Printing                                                       N/A           $________                  N/A
Payments to Brokers or Dealers                                 N/A           $________                  N/A
Miscellaneous                                                  N/A           $________                  N/A
TOTAL                                                          N/A           $________                  N/A

ING PILGRIM GLOBAL TECHNOLOGY FUND, INC.*
Advertising                                                    N/A           $________                  N/A
Printing                                                       N/A           $________                  N/A
Payments to Brokers or Dealers                                 N/A           $________                  N/A
Miscellaneous                                                  N/A           $________                  N/A
TOTAL                                                          N/A           $________                  N/A

ING PILGRIM GNMA INCOME FUND, INC.
Advertising                                              $________                 N/A                  N/A
Printing                                                 $________                 N/A                  N/A
Payments to Brokers or Dealers                           $________                 N/A                  N/A
Miscellaneous                                            $________                 N/A                  N/A
TOTAL                                                    $________                 N/A                  N/A

                                                     DECEMBER 31, 2000   OCTOBER 31, 2000**   DECEMBER 31, 1999
                                                     -----------------   ------------------   -----------------
ING PILGRIM GOLD FUND, INC.*
Advertising                                                    N/A           $________             $ 15,836
Printing                                                       N/A           $________             $  4,525
Payments to Brokers or Dealers                                 N/A           $________                  N/A
Miscellaneous                                                  N/A           $________             $ 55,049
TOTAL                                                          N/A           $________             $ 75,410

ING PILGRIM GROWTH AND INCOME FUND, INC.*
Advertising                                              $________                 N/A             $ 78,571
Printing                                                 $________                 N/A             $ 23,469
Payments to Brokers or Dealers                           $________                 N/A                  N/A
Miscellaneous                                            $________                 N/A                  N/A
TOTAL                                                    $________                 N/A             $102,040

ING PILGRIM INTERNATIONAL FUND, INC.*
Advertising                                                    N/A           $________                  122
Printing                                                       N/A           $________                  N/A
Payments to Brokers or Dealers                                 N/A           $________             $  5,105
Miscellaneous                                                  N/A           $________             $ 12,198
TOTAL                                                          N/A           $________             $ 17,427

ING PILGRIM SILVER FUND, INC.*
Advertising                                                    N/A           $________                  N/A
Printing                                                       N/A           $________                  N/A
Payments to Brokers or Dealers                                 N/A           $________                  N/A
Miscellaneous                                                  N/A           $________                  N/A
TOTAL                                                          N/A           $________                  N/A

ING PILGRIM SMALLCAP ASIA GROWTH FUND, INC.*
Advertising                                                    N/A           $________                  N/A
Printing                                                       N/A           $________                  N/A
Payments to Brokers or Dealers                                 N/A           $________                  N/A
Miscellaneous                                                  N/A           $________                  N/A
TOTAL                                                          N/A           $________                  N/A

ING PILGRIM TROIKA DIALOG RUSSIA FUND, INC.*
Advertising                                                    N/A           $________                  N/A
Printing                                                       N/A           $________             $ 62,000
Payments to Brokers or Dealers                                 N/A           $________                  N/A
Miscellaneous                                                  N/A           $________                  N/A
TOTAL                                                          N/A           $________             $ 62,000

ING PILGRIM WORLDWIDE EMERGING MARKETS FUND, INC.*
Advertising                                                    N/A           $________             $ 42,409
Printing                                                       N/A           $________                  N/A
Payments to Brokers or Dealers                                 N/A           $________             $135,276
Miscellaneous                                                  N/A           $________             $ 18,652
TOTAL                                                          N/A           $________             $196,336

ING PILGRIM GLOBAL INCOME FUND
Advertising                                                    N/A           $________             $     82
Printing                                                       N/A           $________                  N/A
Payments to Brokers or Dealers                                 N/A           $________             $ 34,547
Miscellaneous                                                  N/A           $________             $  6,133
TOTAL                                                          N/A           $________             $ 40,884

----------
*    Effective ______, 2000, the Fund changed its fiscal year end to October 31.
**   Represents the ten months from January 31, 2000 to October 31, 2000.

SHAREHOLDER SERVICING AGENT

     ING Pilgrim Group, Inc. serves as Shareholder Servicing Agent for the Funds. The Shareholder Servicing Agent is responsible for responding to written and telephonic inquiries from shareholders. Each Fund pays the Shareholder Servicing Agent a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

OTHER EXPENSES

     In addition to the management fee and other fees described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Directors/Trustees who are not affiliated with the Investment Manager. Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, where applicable, the Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class. For the Lexington Money Market Trust, Fund expenses are allocated proportionately among all of the outstanding shares of the Fund.

                     SUPPLEMENTAL DESCRIPTION OF INVESTMENTS

     Some of the different types of securities in which the Funds may invest, subject to their respective investment objectives, policies and restrictions are described in the Prospectus under "The Funds," and "More Information About Risks." Additional information concerning the characteristics and risks of certain of the Funds' investments are set forth below. There can be no assurance that any of the Funds will achieve their investment objectives.

COMMON STOCK, CONVERTIBLE SECURITIES AND OTHER EQUITY SECURITIES

     Each Fund (except GNMA Income Fund, Global Income Fund, and Money Market Trust) may invest in common stocks, which represent an equity (ownership) interest in a company. This ownership interest generally gives a Fund the right to vote on issues affecting the company's organization and operations.

     Each Fund (other than GNMA Income Fund, Global Income Fund, and Money Market Trust) may also buy other types of equity securities such as convertible securities, preferred stock, and warrants or other securities that are exchangeable for shares of common stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

     The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interests rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

     A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein). The Global Technology Fund will not purchase warrants except in units with other securities in original issuance thereof or attached to other securities, if at the time of the purchase, the Fund's investment in warrants, valued at the lower of cost or market, would exceed 5% of the Fund's total assets. For these purposes, warrants attached to units or other securities shall be deemed to be without value.

PREFERRED STOCK

     Each Fund (other than Global Income Fund, GNMA Income Fund, and Money Market Trust) may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS

     The Funds (other than Global Income Fund, GNMA Income Fund, and Money Market Trust) may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

U.S. GOVERNMENT SECURITIES

     The Funds may invest in fixed-rate and floating- or variable-rate U.S. government securities. The U.S. Government guarantees payments of interest and principal of U.S. Treasury bills, notes and bonds, mortgage-related securities and other securities issued by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, whereas others, such as those issued by the FNMA, Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

     Short-term U.S. government securities generally are considered to be among the safest short-term investments. However, the U.S. government does not guarantee the net asset value of the Funds' shares. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest.

     Each Fund may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Fund may not invest more than 25% of its total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

CORPORATE DEBT SECURITIES

     Each Fund may invest in corporate debt securities. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in "Junk Bonds" below.

     Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody's or BBB from Standard and Poor's, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Investment Adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

     With respect to the Global Technology, International and Worldwide Emerging Markets Funds, when the Funds' portfolio manager believes that debt securities will provide capital appreciation through favorable changes in relative foreign exchange rates, in relative interest rate levels or in the creditworthiness of issuers, the Funds may invest primarily in debt securities.

     The Russia Fund and Worldwide Emerging Markets Fund may invest (up to 35% of its total assets in the case of the Russia Fund) in Short-Term and Medium-Term Debt Securities. The Short-Term and Medium-Term Debt Securities in which the Funds may invest are foreign and domestic debt securities, including short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued by the U.S. Government, foreign governments, foreign and domestic corporations and banks, and repurchase agreements.

     The Global Income Fund, under normal circumstances, invests substantially all of its assets in debt securities of issuers in the United States, developed foreign countries, and emerging markets.

     The Gold Fund and Silver Fund may invest in debt securities of companies engaged in mining and processing gold and silver. These debt securities can be expected to be comparable to that of other debt obligations and generally will not react to fluctuations in the price of gold and silver. An investment in the debt instruments of these companies, therefore, cannot be expected to provide the hedge against inflation that may be provided through investments in equity securities of companies engaged in such activities and can be expected to fluctuate inversely with prevailing interest rates.

JUNK BONDS

     The Gold Fund and Silver Fund may invest in high yield, lower rated debt securities known as "junk bonds." Junk bonds are debt obligations rated below investment grade and non-rated securities of comparable quality. Junk bonds are considered speculative and thus pose a greater risk of default than investment grade securities. Investments of this type are subject to greater risk of loss of principal and interest, but in general provide higher yields than higher rated debt obligations. Bonds issued by companies domiciled in emerging markets are usually rated below investment grade.

BRADY BONDS AND ZERO COUPON BONDS

     The Global Income Fund may invest in "Brady Bonds" and zero coupon bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with a debt restructuring plan. Investors should recognize that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. Zero coupon bonds pay income only at maturity. The prices of these bonds are highly sensitive to changes in market interest rates. The original issue discount on the zero coupon bonds must be included ratably in the income of the Fund as the income accrues even though payment has not been received. The Fund nevertheless intends to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss. See "Tax Matters" in this Statement of Additional Information.

SAMURAI BONDS AND YANKEE BONDS

     Subject to its respective fundamental investment restrictions, the ING PILGRIM Global Income Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). It is the policy of the Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

EMERGING MARKET DEBT SECURITIES

     The Global Income Fund, under normal circumstances, invests substantially all of its assets in debt securities of issuers in the United States, developed foreign countries and emerging markets. For purposes of its investment objective, the Fund considers an emerging country to be any country whose economy and market the World Bank or United Nations considers to be emerging or developing. The Fund may also invest in debt securities traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such emerging countries and emerging markets or sales made in such countries. Determinations as to eligibility will be made by the Investment Manager based on publicly available information and inquiries made to the companies. It is possible in the future that sufficient numbers of emerging country or emerging market debt securities would be traded on securities markets in industrialized countries so that a major portion, if not all, of the Fund's assets would be invested in securities traded on such markets, although such a situation is unlikely at present.

     Currently, investing in many of the emerging countries and emerging markets is not feasible or may involve political risks. Accordingly, the Investment Manager currently intends to consider investments only in those countries in which it believes investing is feasible and does not involve such risks. The list of acceptable countries will be reviewed by the Investment Manager and approved by the Board of Trustees on a periodic basis and any additions or deletions with respect to such list will be made in accordance with changing economic and political circumstances involving such countries.

     In determining the appropriate distribution of investments among various countries and geographic regions for the Global Income Fund, the Investment Manager ordinarily consider the following factors: prospects for relative economic growth among the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

     Although the Global Income Fund values assets daily in terms of U.S. dollars, the Fund does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

SHORT SALES AND SHORT SALES "AGAINST THE BOX"

     The Global Income Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which a Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales as a form of hedging to offset potential declines in long positions in securities it owns and in order to maintain portfolio flexibility. The Fund only may make short sales "against the box." In this type of short sale, at the time of the sale, the Fund owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

     In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The ING PILGRIM Global Income Fund could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

     The Global Income Fund might make a short sale "against the box" in order to hedge against market risks when the Investment Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Investment Manager wants to sell the security the Fund owns at a current attractive price, but also wishes to defer recognition or gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

     The Gold Fund and Silver Fund may invest in debt securities of companies engaged in mining and processing gold and silver. These debt securities can be expected to be comparable to that of other debt obligations and generally will not react to fluctuations in the price of gold and silver. An investment in the debt instruments of these companies, therefore, cannot be expected to provide the hedge against inflation that may be provided through investments in equity securities of companies engaged in such activities and can be expected to fluctuate inversely with prevailing interest rates.

GNMA CERTIFICATES

     GNMA Income Fund may invest in GNMA certificates. GNMA Certificates are Government National Mortgage Association ("GNMA") mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Such loans are initially made by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration (FHA) or Farmers' Home Administration (FMHA) or guaranteed by the Veterans Administration (VA). A GNMA Certificate represents an interest in a specific pool of such mortgages which, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each certificate is guaranteed by the full faith and credit of the United States Government.

     GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. The GNMA Income Fund will purchase "modified pass through" type GNMA Certificates, which entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of issuers' and GNMA fees), regardless of whether or not the mortgagor has made such payment. The Fund will use principal payments to purchase additional GNMA Certificates or other government guaranteed securities. The balance of the Fund's assets will be invested in other securities issued or guaranteed by the U.S. Government, including U.S. Treasury bills, note or bonds. The Fund may also invest in repurchase agreements secured by such U.S. Government securities or GNMA Certificates.

     GNMA Certificates are created by an "issuer", which is an FHA approved mortgage banker who also meets criteria imposed by GNMA. The issuer assembles a pool of FHA, FMHA, or VA insured or guaranteed mortgages which are homogeneous as to interest rate, maturity and type of dwelling. Upon application by the issuer, and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA Certificates backed by the mortgages included in the pool. The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.

     GNMA is authorized under the Federal National Housing Act to guarantee timely payment of principal and interest on GNMA Certificates. This guarantee is backed by the full faith and credit of the United States. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. When mortgages in the pool underlying GNMA Certificates are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders. Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular GNMA certificate but FHA statistics indicate that 25 to 30 year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA certificates are backed by mortgages of this type, and accordingly the generally accepted practice has developed to treat GNMA certificates as 30 year securities which prepay fully in the 12th year.

     GNMA certificates bear a nominal "coupon rate" which represents the effective FHA-VA mortgage rate at the time of issuance, less 0.5% which constitutes the GNMA and issuer's fees. For providing its guarantees, GNMA receives an annual fee of 0.06% of the outstanding principal on certificates backed by single family dwelling mortgages, and the issuer receives an annual fee of 0.44% for assembling the pool and for passing through monthly payments of interest and principal.

     Payments to holders of GNMA certificates consist of the monthly distributions of interest and principal less the GNMA and issuer's fees. The actual yield to be earned by a holder of a GNMA certificate is calculated by dividing such payments by the purchase price paid for the GNMA certificate (which may be at a premium or a discount from the face value of the certificate). Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA certificates. Because of the variation in the life of the pools of mortgages which back various GNMA certificates, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of GNMA certificates, such as that in which the Fund is invested, will differ significantly from the yield estimated by using an assumption of a 12 year life for each GNMA certificate included in such a portfolio as described.

     The actual rate of prepayment for any GNMA certificate does not lend itself to advance determination, although regional and other characteristics of a given mortgage pool may provide some guidance for investment analysis. Also, secondary market trading of outstanding GNMA certificates tends to be concentrated in issues bearing the current coupon rate.

     GNMA Income Fund may purchase construction loan securities which are issued to finance building costs. The funds are disbursed as needed or in accordance with a prearranged plan. The securities provide for the timely payment to the registered holder of interest at the specified rate plus scheduled installments of principal. Upon completion of the construction phase, the construction loan securities are terminated, and project loan securities are issued. It is the Fund's policy to record these GNMA certificates on trade date, and to segregate assets to cover its commitments on trade date as well.

     GNMA CERTIFICATES -- WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

     GNMA Certificates may at times be purchased or sold on a delayed delivery basis or on a when-issued basis. These transactions arise when GNMA Certificates are purchased or sold by the GNMA Income Fund with payment and delivery taking place in the future, in order to secure what is considered to be an advantageous price and yield to the Fund. No payment is made until delivery is due, often a month or more after the purchase. The Settlement date on such transactions will take place no more than 120 days from the trade date. When the Fund engages in when-issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure of the buyer or seller to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. While when-issued GNMA Certificates may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a GNMA Certificate on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of GNMA Certificates on a when-issued basis. The Fund may invest in when-issued securities without other conditions. Such securities either will mature or be sold on or about the settlement date. The Fund may earn interest on such account or securities for the benefit of shareholders.

COMMERCIAL BANK OBLIGATIONS

     The Global Income Fund may invest in commercial bank obligations. Obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of

U.S. banks and of foreign banks may subject the Global Income Fund to investment risks that are different in some respect from those of investments in obligations of domestic issuers. Although the Global Income Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

SETTLEMENT TRANSACTIONS

     When the Funds (with the exception of GNMA Income and Growth and Income Funds and Lexington Money Market Trust) enter into contracts for purchase or sale of a portfolio security denominated in a foreign currency, they may be required to settle a purchase transaction in the relevant foreign currency or receive the proceeds of a sale in that currency. In either event, the Funds will be obligated to acquire or dispose of such foreign currency as is represented by the transaction by selling or buying an equivalent amount of United States dollars. Furthermore, the Funds may wish to "lock in" the United States dollar value of the transaction at or near the time of a purchase or sale of portfolio securities at the exchange rate or rates then prevailing between the United States dollar and the currency in which the foreign security is denominated. Therefore, the Funds may, for a fixed amount of United States dollars, enter into a forward foreign exchange contract for the purchase or sale of the amount of foreign currency involved in the underlying securities transaction. In so doing, the Funds will attempt to insulate themselves against possible losses resulting from a change in the relationship between the United States dollar and the foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received. This process is known as "transaction hedging".

     To effect the translation of the amount of foreign currencies involved in the purchase and sale of foreign securities and to effect the "transaction hedging" described above, the Funds may purchase or sell foreign currencies on a "spot" (i.e. cash) basis or on a forward basis whereby the Funds purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt of delivery at a specified date which may be any fixed number of days in the future.

     Such spot and forward foreign exchange transactions may also be utilized to reduce the risk inherent in fluctuations in the exchange rate between the United States dollar and the relevant foreign currency when foreign securities are purchased or sold for settlement beyond customary settlement time (as described below). Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Funds' portfolio or securities or prevent loss if the price of such securities should decline.

PORTFOLIO HEDGING

     Some or all of the Global Corporate Leaders, Global Technology, Gold, International, Silver, SmallCap Asia Growth, Russia, Worldwide Emerging Markets, and Global Income Funds' portfolio will be denominated in foreign currencies. As a result, in addition to the risk of change in the market value of portfolio securities, the value of the portfolio in United States dollars is subject to fluctuations in the exchange rate between such foreign currencies and the United States dollar. When, in the opinion of the Investment Manager it is desirable to limit or reduce exposure in a foreign currency in order to moderate potential changes in the United States dollar value of the portfolio, the Funds may enter into a forward foreign currency exchange contract by which the United States dollar value of the underlying foreign portfolio securities can be approximately matched by an equivalent United States dollar liability. This technique is known as "portfolio hedging" and moderates or reduces the risk of change in the United States dollar value of the Funds' portfolios only during the period before the maturity of the forward contract (which will not be in excess of one year).

     The Global Corporate Leaders, Global Technology, GNMA Income, Gold, Growth and Income, International, Silver, SmallCap Asia, Russia, Worldwide Emerging Markets, and Global Income Funds may hedge against changes in financial markets, currency rates and interest rates. The Funds may hedge with "derivatives." Derivatives are instruments whose value is linked to, or derived from, another instrument, like an index or a commodity. Hedging transactions involve certain risks. Although the Funds may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the Funds than if they did not hedge. If the Funds do not correctly predict a hedge, they may lose money. In addition, the Funds pay commissions and other costs in connection with hedging transactions.

     The Global Corporate Leaders, Global Technology, Gold, International, Silver, SmallCap Asia Growth, Russia, Worldwide Emerging Markets, and Global Income Funds, for hedging purposes only, may also enter into forward foreign currency exchange contracts to increase its exposure to a foreign currency that the Investment Manager expects to increase in value relative to the United States dollar. The Funds will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if deemed appropriate by the Investment Manager or Sub-Adviser. Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. The Funds will not enter into forward foreign currency exchange transactions for speculative purposes. The Funds intend to limit transactions as described in this paragraph to not more than 70% of total Fund assets.

     RISKS ASSOCIATED WITH HEDGING TRANSACTIONS. Hedging transactions have special risks associated with them, including possible default by the Counterparty to the transaction, illiquidity and, to the extent the Investment Manager's view as to certain market movements is incorrect, the risk that the use of a hedging transaction could result in losses greater than if it had not been used. Use of call options could result in losses to the Funds, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the Funds to hold a security it might otherwise sell.

     Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Funds if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Funds are engaging in portfolio hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Funds if they are unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

     In addition, the Funds pay commissions and other costs in connection with such investments. Losses resulting from the use of hedging transactions will reduce the Funds' net asset value, and possibly income, and the losses can be greater than if hedging transactions had not been used.

     RISKS OF HEDGING TRANSACTIONS OUTSIDE THE UNITED STATES. When conducted outside the U.S., hedging transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and will be subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability of data on which to make trading decisions than in the U.S.; (3) delays in the Funds' ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.; (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S.; and (5) lower trading volume and liquidity.

OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCIES

     Options may be used as a means of participating in an anticipated price change of a security on a more limited basis than would be possible if the security itself were purchased. The Funds (with the exception of the GNMA Income Fund and the Lexington Money Market Trust) may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. The Global Income Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seek to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction cost, unless the put option is sold in a closing sale transaction.

     The Global Income and the Russia Funds may purchase call options on securities that they intend to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). The Global Income Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency with the same exercise price and expiration date as the option previously written.

COVERED PUT AND CALL OPTIONS

     The Russia and Global Income Funds may write put options. The Funds would write put options only on a covered basis, which means that the Funds would either (i) set aside cash, U.S. government securities or other liquid, high-grade debt securities in an amount not less than the exercise price at all times while the put option is outstanding (the rules of the Options Clearing Corporation currently require that such assets be deposited in escrow to secure payment of the exercise price), (ii) sell short the security or currency underlying the put option at the same or higher price than the exercise price of the put option, or (iii) purchase a put option, if the exercise price of the purchased put option is the same or higher than the exercise price of the put option sold by the Funds. The Funds generally would write covered put options in circumstances where the Investment Manager and the Sub-Adviser, as applicable, wish to purchase the underlying security or currency for the Funds' portfolio at a price lower than the current market price of the security or currency. In such event, the Funds would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price they are willing to pay. Since the Funds also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received.

     The Global Corporate Leaders, Global Technology, International, SmallCap Asia Growth, Russia, and Global Income Funds may write call options only on securities owned by the Funds or securities which the Funds have the right to acquire without additional consideration. Since it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, this strategy will generally be used when the Investment Manager believes that the call premium received by the Funds plus anticipated appreciation in the price of the underlying security, up to the exercise price of the call, will be greater than the appreciation in the price of the security. The Global Corporate Leaders, Global Technology, SmallCap Asia Growth, Russia, and Global Income Funds intend to limit transactions as described in this paragraph to those where the sum of initial margin deposits and premiums paid does not exceed 5% of its total assets. The Global Technology and International Funds intend to limit transactions as described in this paragraph to less than 5% of Fund assets. The Global Corporate Leaders, SmallCap Asia Growth, and Russia Funds will not write options in excess of 25% of their total assets. The Funds will cause their custodian to segregate cash, U.S. Government Securities or other high grade liquid debt obligations having a value sufficient to meet the Fund's obligations under the call options.

     The Global Corporate Leaders, Global Technology, International, and SmallCap Asia Growth Funds will not purchase put and call options by others and will not write any put options.

     Each Fund except GNMA Income Fund and Money Market Trust may purchase put and call options on stock indices in order to hedge against risks of stock market or industry wide stock price fluctuations.

     The Global Income and Russia Funds will not enter into options on securities, securities indices or currencies or related options (including options on futures) if the sum of initial margin deposits and premiums paid for any such option or options would exceed 5% of its total assets, and it will not enter into options with respect to more than 25% of its total assets.

FUTURES, SWAPS AND OPTIONS ON FUTURES

     Each Fund (except GNMA Income Fund and Money Market Trust) may enter into interest rate futures contracts. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. government securities, at a specified date and price. For example, the fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. The Funds will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase. The Funds may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of each Fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

     Each Fund (except Global Income, GNMA Income, Growth and Income and Money Market Trust) may engage in equity swaps. Equity swaps allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. Equity swap transactions may be volatile and may present the Funds with counterparty risks.

     Global Income Fund may enter into interest rate or currency futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or currency exchange rates, and purchases of Futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

     The Global Income Fund will not enter into Futures Contracts for speculation and the Fund only will enter into Futures Contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate and currency Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange. The Fund's Futures transactions will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

     An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (debt security or currency) for a specified price at a designated date, time and place. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

     Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

     Global Income Fund may engage in options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contracts are based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     To reduce or eliminate the leverage then employed by the Global Income Fund, or to reduce or eliminate the hedge position then currently held by the Fund, the Fund may seek to close out an option position by selling an option covering the same securities or contract and having the same exercise price and expiration date. Trading in options on Futures Contracts began relatively recently. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop.

     The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

     There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Global Income Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

     Furthermore, in the case of a Futures Contract purchase, in order to be certain that the Global Income Fund has sufficient assets to satisfy its obligations under a Futures Contract, the Fund sets aside and commits to back the Futures Contract an amount of cash, U.S. government securities and other liquid, high grade debt securities equal in value to the current value of the underlying instrument less margin deposit.

REPURCHASE AGREEMENTS

     The Funds' investment portfolios may include repurchase agreements ("repos") with banks and dealers in U.S. Government securities. A repurchase agreement involves the purchase by a Fund of an investment contract from a bank or a dealer in U.S. Government securities which contract is secured by debt securities whose value is equal to or greater than the value of the repurchase agreement including the agreed upon interest. The agreement provides that the institution will repurchase the underlying securities at an agreed upon time and price. Under the Investment Company Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security. The total amount received on repurchase would exceed the price paid by the Fund, reflecting an agreed upon rate of interest for the period from the date of the repurchase agreement to the settlement date, and would not be related to the interest rate on the underlying securities. The difference between the total amount to be received upon the repurchase of the securities and the price paid by the Fund upon its acquisition is accrued daily as interest. If the institution defaults on the repurchase agreement, the Fund will retain possession of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Fund may be delayed or limited and the Fund may incur additional costs. In such case, the Fund will be subject to risks associated with changes in the market value of the collateral securities.

     The Funds intend to limit repurchase agreements to institutions believed by the Investment Manager or the Sub-Adviser to present minimal credit risk. The Global Corporate Leaders, Global Technology, GNMA Income, Gold, International, Silver, and Worldwide Emerging Markets Funds and Money Market Trust will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States government securities. The Global Corporate Leaders, Global Technology, GNMA Income, Gold, International, Silver, and Worldwide Emerging Markets Funds may enter into repurchase agreements with respect to any portfolio securities it may acquire consistent with its investment objectives and policies, but intends to enter into repurchase agreements only with respect to obligations of the U.S. government or its agencies and instrumentalities, to meet anticipated redemptions or pending investments or reinvestment of Fund assets in portfolio securities. The Funds will not enter into repurchase agreements maturing in more than seven days if the aggregate of such repurchase agreements and all other illiquid securities when taken together would exceed 15% (10% in the case of the GNMA Income Fund) of the total assets of the Fund. The Funds treat any securities subject to restrictions on repatriation for more than seven days, and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit, as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board of Directors/Trustees and guidelines adopted by the Board of Directors/Trustees, the Investment Manager has determined to be liquid.

REVERSE REPURCHASE AGREEMENTS

     All of the Funds except Money Market Trust may enter into reverse purchase agreements. In a reverse repurchase agreement, a Fund sell to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date. A Fund will maintain, in a segregated account with a custodian, cash, U.S. government securities or other liquid, high grade debt securities in an amount sufficient to cover its obligation under reverse repurchase agreements.

ROLL TRANSACTIONS

     The Global Income Fund may engage in "roll" borrowing transactions which involve the Fund's sale of fixed income securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will maintain, in a segregated account with a custodian, cash, U.S. government securities or other liquid, high grade debt securities in an amount sufficient to cover its obligation under "roll" transactions.

WHEN ISSUED AND FORWARD COMMITMENT SECURITIES

     The Global Corporate Leaders, Global Technology, Gold Fund, International, Silver, Worldwide Emerging Markets, SmallCap Asia Growth, and Global Income Funds may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") because new issues of securities are typically offered to investors, such as the Funds, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Funds' other assets. Although the Funds will enter into such contracts with the intention of acquiring the securities, the Funds may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. The Funds may realize short-term profits or losses upon the sale of forward commitments. The Funds may purchase U.S. government or other securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it supports its obligation with collateral assets equal to the value of the when-issued or forward commitment securities and causes the collateral assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

FORWARD CURRENCY CONTRACTS

     The Global Corporate Leaders, Global Technology, Gold Fund, International, Silver, SmallCap Asia Growth, Russia, Worldwide Emerging Markets, and Global Income Funds may enter into forward currency contracts. A forward currency contract is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year. The Funds generally enter into forward contracts only under two circumstances. First, if the Funds enter into a contract for the purchase or sale of a security denominated in a foreign currency, they may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Investment Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Funds' portfolio securities denominated in such currency. The Funds will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless they own the currency that it is obligated to deliver or has caused its custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect the Funds from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

     Investors should recognize that investing in securities of foreign companies and in particular securities of companies domiciled in or doing business in emerging markets and emerging countries involves certain risk considerations, including those set forth below, which are not typically associated with investing in securities of U.S. companies.

INTEREST RATE AND CURRENCY AND CURRENCY SWAPS

     The Global Income Fund usually will enter into interest rate swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as swaps, caps, floors, collars and other derivative transactions are entered into for good faith hedging purposes, the Investment Manager and the Fund believe that they do not constitute senior securities under the 1940 Act and, thus, will not treat them as being subject to the Fund's borrowing restrictions. The Fund will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty combined with any credit enhancements is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Investment Manager. If a counterparty defaults, the Fund may have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

FOREIGN SECURITIES CONSIDERATIONS

     FOREIGN CURRENCY CONSIDERATIONS. The Global Corporate Leaders, Global Technology, Gold Fund, International, Silver, SmallCap Asia Growth, Russia, Worldwide Emerging Markets and Global Income Funds' assets will be invested in securities of foreign companies and substantially all income will be received by the Funds in foreign currencies. However, the Funds will compute and distribute their income in dollars, and the computation of income will be made on the date of its receipt by the Funds at the foreign exchange rate in effect on that date. Therefore, if the value of the foreign currencies in which the Funds receive their income falls relative to the dollar between receipt of the income and the making of Funds' distributions, the Funds will be required to liquidate securities in order to make distributions if the Funds has insufficient cash in dollars to meet distribution requirements.

     The value of the assets of the Funds as measured in dollars also may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations. Further, the Funds may incur costs in connection with conversions between various currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire immediately to resell that currency to the dealer. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

     INVESTMENT AND REPATRIATION RESTRICTIONS. (Global Corporate Leaders, Global Technology, Gold Fund, International, Silver, Russia, SmallCap Asia Growth, Worldwide Emerging Markets, and Global Income Funds.)

     Some foreign countries may have laws and regulations which currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain foreign countries through investment funds which have been specifically authorized. The Funds may invest in these investment funds subject to the provisions of the 1940 Act as discussed below under "Investment Restrictions". If the Funds invest in such investment funds, the Funds' shareholders will bear not only their proportionate share of the expenses of the Funds (including operating expenses and the fees of the Investment Manager), but also will bear indirectly similar expenses of the underlying investment funds.

     In addition, prior governmental approval for foreign investments may be required under certain circumstances in some foreign countries, while the extent of foreign investment in domestic companies may be subject to limitation in other foreign countries. Foreign ownership limitations also may be imposed by the charters of individual companies in foreign countries to prevent, among other concerns, violation of foreign investment limitations.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some foreign countries. The Funds could be adversely affected by delays in or a refusal to grant any required governmental approval for such repatriation.

EMERGING COUNTRY AND EMERGING SECURITIES MARKETS

     Certain Funds may invest in securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in debt securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

     RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Global Income Fund may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for wide-spread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries.

     FOREIGN SECURITIES MARKETS. (Global Corporate Leaders, Global Technology, Gold Fund, International, Silver, SmallCap Asia Growth, Russia, Worldwide Emerging Markets, Global Income) Trading volume on foreign country and, in particular emerging market stock exchanges is substantially less than that on the New York Stock Exchange. Further, securities of some foreign and in particular emerging market companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is substantially less than in the U.S. and, consequently, volatility of price can be greater than in the U.S. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results on its portfolio transactions and may be able to purchase the securities in which the Funds may invest on other stock exchanges where commissions are negotiable. Foreign stock exchanges, brokers and listed companies are generally subject to less government supervision and regulation than in the United States. The customary settlement time for foreign securities may be longer than the five day customary settlement time for United States securities.

     Companies in foreign countries are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about a foreign company than about a U.S. company. Further, there is generally less governmental supervision and regulation of foreign stock exchanges, brokers and listed companies than in the U.S. Further, the Funds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

     ECONOMIC AND POLITICAL RISKS. (Global Corporate Leaders, Global Technology, Gold Fund, International, Silver, SmallCap Asia Growth, Russia, Emerging Markets and Global Income Funds)

     The economies of individual foreign countries in which the Funds invest may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of foreign countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The export driven nature of Asian economies is often dependent on the strength of their trading partners in the United States and Europe, although growing intra-regional trade is seen mitigating some of this external dependence.

     With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the Funds' investments in those countries. In addition, it may be more difficult to obtain a judgement in a court outside of the United States.

INVESTING IN ASIA REGION SECURITIES

     The SmallCap Asia Growth Fund will invest at least 65% of its total assets in equity securities and equivalents of companies in the Asia Region which have market capitalizations of less than $1 billion. Approximately 13,000 companies are listed on recognized exchanges in the Asia Region. Approximately 300 companies in the Asia Region are capitalized over $1 billion. These companies form the principal components of their respective market indices and consequently attract the majority of foreign investment in the region. Approximately 3,000 companies, which are considered Small Capitalization companies, will be the primary focus for the Fund's investments. These companies are frequently under-researched by international investors and undervalued by their markets. The companies in which the Fund intends to invest will generally have the following characteristics: a market capitalization of less than $1 billion; part of a strong growth industry; proven management; under-researched; and undervalued.

INVESTING IN RUSSIAN SECURITIES

     For the purposes of the Russia Fund section of the prospectus, and this statement of additional information, Russian company means a legal entity (i) that is organized under the laws of, or with a principal office and domicile in, Russia, (ii) for which the principal equity securities trading market is in Russia, or (iii) that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, in Russia or that has at least 50% of its assets situated in Russia.

     The Russia Fund intends to invest its assets in Russian companies in a broad array of industries, including the following: oil and gas, energy generation and distribution, communications, mineral extraction, trade, financial and business services, transportation, manufacturing, real estate, textiles, food processing and construction. The Fund is not permitted to invest more than 25% of the value of its total assets in any one industry. It may, however, invest an unrestricted amount of its assets in the oil and gas industry. The Fund's investments will include investments in Russian companies that have characteristics and business relationships common to companies outside of Russia. As a result, outside economic forces may cause fluctuations in the value of securities held by the Fund.

     Under current conditions, the Russia Fund expects to invest at least 20% of its total assets in very liquid assets to maintain liquidity and provide stability. As the Russian equity markets develop, however, and the liquidity of Russian securities becomes less problematic, the Fund will invest a greater percentage of its assets in Russian equity securities.

     As further described above, the Russia Fund is authorized to use various investment strategies, some or all of which may be classified as derivatives, to hedge various market risks and to enhance total return, which may be deemed a form of speculation. Subject to the requirements of the Investment Company Act of 1940, as amended, the Russia Fund may hedge up to 100% of its assets when deemed appropriate by the Investment Manager. The Fund is also authorized to use investment strategies to manage the effective maturity or duration of debt securities or instruments held by the Fund, or to enhance the Fund's income or gain. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, most of these strategies are currently unavailable in Russia and may not become available in the future. Techniques and instruments may change over time, however, as new instruments and strategies are developed or regulatory changes occur.

INVESTMENT IN GOLD AND SILVER

     The Gold Fund's and Silver Fund's performance and ability to meet their objective will generally be largely dependent on the market value of gold and silver, respectively. The Funds' professional management seeks to maximize on advances and minimize on declines by monitoring and anticipating shifts in the relative values of silver and gold and the equity securities of companies engaged in mining or processing silver and gold ("silver-related securities" and "gold-related securities"). The Funds may also invest in other precious metals, including platinum and palladium. A substantial portion of the Gold Fund's and Silver Fund's investments will be in the securities of foreign issuers.

     The Gold Fund and Silver Fund are of the belief that a silver and gold investment medium will, over the long term, protect capital from adverse monetary and political developments of a national or international nature and, in the face of what appears to be continuous worldwide inflation, may offer better opportunity for capital growth than many other forms of investment. Throughout history, silver and gold have been thought of as the most basic monetary standards. Investments in silver and gold may provide more of a hedge against currencies with declining buying power, devaluation, and inflation than other types of investments. Of course, there can be no assurance that management's' belief will be realized or that the investment objective will be achieved.

     To the extent that investments in silver and gold and silver and gold related securities appreciate in value relative to the U.S. dollar, the Funds' investments may serve to offset erosion in the purchasing power of the U.S. dollar.

     The Gold Fund and Silver Fund may invest in debt securities of companies engaged in mining and processing gold and silver. These debt securities can be expected to be comparable to that of other debt obligations and generally will not react to fluctuations in the price of gold and silver. An investment in the debt instruments of these companies, therefore, cannot be expected to provide the hedge against inflation that may be provided through investments in equity securities of companies engaged in such activities and can be expected to fluctuate inversely with prevailing interest rates.

     It is anticipated that, except for temporary defensive or liquidity purposes, 65% of the total assets of the Funds will be invested in silver and gold and silver-related or gold-related securities. At any time management deems it advisable for defensive or liquidity purposes, the Funds may hold cash or cash equivalents in the currency of any major industrial nation, and invest in, or hold unlimited amounts of debt obligations of the United States Government or its political subdivisions, and money market instruments including repurchase agreements with maturities of seven days or less and Certificates of Deposit.

     It is the Investment Manager's present intention to manage the Gold Fund's and the Silver Fund's investments so that (i) less than half of the value of their portfolios will consist of silver, gold or other precious metals and (ii) more than half of the value of their portfolios will be invested in silver or gold-related securities, including securities of foreign issuers. Although the Funds' Board of Directors/Trustees present policy prohibits investments in speculative securities trading at extremely low prices and in relatively illiquid markets, investments in such securities can be made when and if the Board determines such investments to be in the best interests of the Funds and their shareholders. The policies set forth in this paragraph are subject to change by the Board of Directors/Trustees of the Gold Fund or Silver Fund, respectively, in their sole discretion.

     FLUCTUATIONS IN THE PRICE OF GOLD AND SILVER. The prices of silver and gold have been subject to dramatic downward and upward price movements over short periods of time and may be affected by unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances, or trade or currency restrictions between countries. The price of silver and gold, in turn, is likely to affect the market prices of securities of companies mining or processing silver and gold, and accordingly, the value of the Funds' investments in such securities may also be affected.

     POTENTIAL EFFECT OF CONCENTRATION OF SOURCE OF SUPPLY AND CONTROL OF SALES. The two largest national producers of silver and gold bullion are the Republic of South Africa and the United States of America. Changes in political and economic conditions affecting either country may have direct impact on that country's sales of silver and gold. Under South African law, the only authorized sales agent for silver and gold produced in South Africa is the Reserve Bank of South Africa, which through its retention policies controls the time and place of any sale of South African bullion. The South African Ministry of Mines determines silver and gold mining policy. South Africa depends predominately on silver and gold sales for the foreign exchange necessary to finance its imports, and its sales policy is necessarily subject to national economic and political developments.

     INVESTMENTS IN SILVER AND GOLD BULLION. Unlike certain more traditional investment vehicles such as savings deposits and stocks and bonds, which may produce interest or dividend income, silver and gold bullion earns no income return. Appreciation in the market price of silver and gold is the sole manner in which the Funds will be able to realize gains on its investment in silver and gold bullion. Furthermore, the Funds may encounter storage and transaction costs in connection with its ownership of silver and gold bullion which may be higher than those attendant to the purchase, holding and disposition of more traditional types of investments.

     INTERNATIONAL AND DOMESTIC MONETARY SYSTEMS. Substantial amounts of silver and gold bullion serving as primary official reserve assets play a major role in the international monetary system. Since December 31, 1974, when it again became legal to invest in silver and gold, several new markets have developed in the United States. In connection with this legalization of silver ownership, the U.S. Treasury and the International Monetary Fund embarked upon programs to dispose of substantial amounts of silver and gold bullion.

OTHER INVESTMENT COMPANIES

     All of the Funds may invest in other investment companies ("Underlying Funds"). Each Fund may not (i) invest more than 10% of its total assets in Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund. The Funds may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Funds. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.

INVESTMENT STRATEGIES AND RISKS -- MONEY MARKET TRUST

     In order for the Lexington Money Market Trust to achieve its objective of seeking as high a level of current income as is available from short term investments and consistent with the preservation of capital and liquidity, the Fund will invest its assets in the following money market instruments: (l) Obligations issued, or guaranteed as to interest and principal, by the Government of the United States or any agency or instrumentality thereof; (2) U.S. dollar denominated time deposits, certificates of deposit and bankers' acceptances of U.S. banks and their London and Nassau branches and of U.S. branches of foreign banks, provided that the bank has total assets of one billion dollars; (3) Commercial paper of U.S. corporations, rated Al, A2 by Standard & Poor's Corporation or Pl, P2 by Moody's Investors Service, Inc. or, if not rated, of such issuers having outstanding debt rated A or better by either of such services, or debt obligations of such issuers maturing in two years or less and rated A or better; (4) Repurchase agreements under which the Fund may acquire an underlying debt instrument for a relatively short period subject to the obligation of the seller to repurchase, and of the Fund to resell, at a fixed price. The underlying security must be of the same quality as those described herein, although the usual practice is to use U.S. Government or government agency securities. The Fund will enter into repurchase agreements only with commercial banks and dealers in U.S. Government securities. Repurchase agreements when entered into with dealers, will be fully collateralized including the interest earned thereon during the entire term of the agreement. If the institution defaults on the repurchase agreement, the Fund will retain possession of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Fund may be delayed or limited and the Fund may incur additional costs. In such case the Fund will be subject to risks associated with changes in the market value of the collateral securities. The Fund intends to limit repurchase agreements to institutions believed by the Investment Manager to present minimal credit risk. The Fund will not enter into repurchase agreements maturing in more than seven days if the aggregate of such repurchase agreements would exceed 10% of the total assets of the Fund; or (5) Other money market instruments.

     The obligations of London and Nassau branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). In addition, evidences of ownership of portfolio securities may be held outside of the U.S., and the Lexington Money Market Trust may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, seizure of assets, or the declaration of a moratorium. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. While the Funds will carefully consider these factors on making such investments, there are no limitations on the percentage of the Funds' portfolio which may be invested in any one type of instrument.

     The Investment Policies stated above are fundamental and may not be changed without shareholder approval. The Fund may not invest in securities other than the types of securities listed above and is subject to other specific restrictions as detailed under "Investment Restrictions" below.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS -- THE ING PILGRIM GLOBAL CORPORATE LEADERS FUND

     The Fund's investment objective and the following investment restrictions are matters of fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. Under these investment restrictions:

     (1) The Fund will not issue any senior security (as defined in the 1940
Act), except that (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act.

     (2) The Fund will not borrow money, except that: (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made; (d) the Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber them in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test. The Fund will only invest in reverse repurchase agreements up to 5% of the Fund's total assets.

     (3) The Fund will not act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

     (4) The Fund will not purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

     (5) The Fund will not make loans, except that, to the extent appropriate under its investment program, the Fund may: (a) purchase bonds, debentures or other debt securities, including short-term obligations; (b) enter into repurchase transactions; and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

     (6) The Fund will not invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts.

     (7) The Fund will not concentrate its investments in any one industry, except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. The Fund considers securities of individual foreign governments, companies and supranational organizations to be industries. This limitation, however, will not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

     (8) The Fund will not purchase securities of an issuer, if: (a) more than 5% of the Fund's total assets taken at market value would at the time be invested in the securities of such issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States government or its agencies or instrumentalities or, with respect to 25% of the Fund's total assets, to securities issued or guaranteed by the government of any country other than the United States which is a member of the Organization for Economic Cooperation and Development ("OECD"). The member countries of OECD are at present: Australia, Austria, Belgium, Canada, Denmark, Germany, Finland, France, Greece, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States; or (b) such purchases would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

     In addition to the above fundamental restrictions, the Fund has undertaken the following non-fundamental restrictions, which may be changed in the future by the Board of Directors, without a vote of the shareholders of the Fund:

     (1) The Fund will not participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the investment adviser to save commissions or to average prices among them is not deemed to result in a securities trading account.

     (2) The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

     (3) The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

     (4) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.

     (5) The Fund will not invest for the purpose of exercising control over or management of any company.

     (6) The Fund will not purchase warrants except in units with other securities in original issuance thereof or attached to other securities, if at the time of the purchase, the Fund's investment in warrants, valued at the lower of cost or market, would exceed 5% of the Fund's total assets. For these purposes, warrants attached to units or other securities shall be deemed to be without value.

     (7) The Fund will not invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

     The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

FUNDAMENTAL INVESTMENT RESTRICTIONS--GLOBAL TECHNOLOGY FUND

     The Fund's investment objective and the following investment restrictions are matters of fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. Under these investment restrictions:

     (1) the Fund will not issue any senior security (as defined in the 1940
Act), except that: (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts and delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act.

     (2) The Fund will not borrow money, except that: (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made; (d) The Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber them in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

     (3) The Fund will not act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

     (4) The Fund will not purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

     (5) The Fund will not make loans, except that, to the extent appropriate under its investment program, the Fund may: (a) purchase bonds, debentures or other debt securities, including short-term obligations; (b) enter into repurchase transactions; and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

     (6) The Fund will not invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, enter into transactions in financial and index futures contracts and related options, engage in transactions on a when-issued or forward commitment basis, and enter into forward currency contracts.

     (7) The Fund will not concentrate its investments in any one industry, except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. The Fund considers foreign government securities and supranational organizations to be industries. This limitation, however, will not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

     In addition to the above fundamental restrictions, the Fund has undertaken the following non fundamental restrictions, which may be changed in the future by the Board of Directors, without a vote of the shareholders of the Fund:

     (1) The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

     (2) The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

     (3) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.

     (4) The Fund will not invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, and any other security that is restricted as to resale under federal securities laws but is determined to be liquid by the Investment Adviser based on criteria established by the Board of Directors shall not be deemed illiquid solely by reason of being unregistered.

     The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

FUNDAMENTAL INVESTMENT RESTRICTIONS--GNMA INCOME FUND

     The following investment restrictions are matters of fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or
(b) more than 50% of the outstanding shares. Under these investment restrictions, the Fund will not :

     (1) issue senior securities;

     (2) borrow money;

     (3) underwrite securities of other issuers;

     (4) concentrate its investments in a particular industry to an extent greater than 25% of its total assets, provided that such limitation shall not apply to securities issued or guaranteed by the U.S. Government or its agencies;

     (5) purchase or sell real estate, commodity contracts or commodities (however, the Fund may purchase interests in GNMA mortgage-backed certificates);

     (6) make loans to other persons except: (a) through the purchase of a portion or portions of an issue or issues of securities issued or guaranteed by the U.S. Government or its agencies, or (b) through investments in "repurchase agreements" (which are arrangements under which the Fund acquires a debt security subject to an obligation of the seller to repurchase it at a fixed price within a short period), provided that no more than 10% of the Fund's assets may be invested in repurchase agreements which mature in more than seven days;

     (7) purchase the securities of another investment company or investment trust, except in the open market and then only if no profit, other than the customary broker's commission, results to a sponsor or dealer, or by merger or other reorganization;

     (8) purchase any security on margin or effect a short sale of a security;

     (9) buy securities from or sell securities (other than securities issued by the Fund) to any of its officers, directors or its investment adviser, as principal;

     (10) contract to sell any security or evidence of interest therein, except to the extent that the same shall be owned by the Fund;

     (11) purchase or retain securities of an issuer when one or more of the officers and directors of the Fund or of the Adviser, or a person owning more than 10% of the stock of either, own beneficially more than 1/2 of 1% of the securities of such issuer and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of the securities of such issuer;

     (12) invest more than 5% of its total assets in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government or its agencies), except that such restriction shall not apply to 25% of the Fund's portfolio so long as the net asset value of the portfolio does not exceed $2,000,000;

     (13) purchase any securities if such purchase would cause the Fund to own at the time of purchase more than 10% of the outstanding voting securities of any one issuer;

     (14) purchase any security restricted as to disposition under Federal securities laws;

     (15) invest in interests in oil, gas or other mineral exploration or development programs; or

     (16) buy or sell puts, calls or other options.

     In addition to the above fundamental restrictions, the Fund has undertaken the following non fundamental restrictions, which may be changed in the future by the Board of Directors, without a vote of the shareholders of the Fund:

     (1) invest in real estate limited partnership interests, oil, gas or mineral leases, as well as exploration or development programs; or

     (2) purchase warrants except in units with other securities in original issuance thereof or attached to other securities, if at the time of purchase, the Fund's investment in warrants, valued at the lower of cost or market, would exceed 5% of the Fund's total assets. Warrants which are not listed on the New York or American stock exchanges shall not exceed 2% of the Fund's net assets. Shares of the Fund will not be issued for consideration other than cash.

     The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

FUNDAMENTAL INVESTMENT RESTRICTIONS-- GOLD FUND

     The Fund's investment objective, as described under "investment policy" and the following investment restrictions are matters of fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. Under these investment restrictions:

     (1) The Fund will not issue any senior security (as defined in the 1940
Act), except that (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act.

     (2) at the end of each quarter of the taxable year, (i) with respect to at least 50% of the market value of the Fund's assets, the Fund may invest in cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purchases of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

     (3) The Fund will not concentrate its investments by investing more than 25% of its assets in the securities of issuers in any one industry. This limit will not apply to gold and gold-related securities, and to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

     (4) The Fund will not invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, and may enter into forward currency contracts. Transactions in gold, platinum, palladium or silver bullion will not be subject to this restriction.

     (5) The Fund will not purchase real estate, interests in real estate or real estate limited partnership interest except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

     (6) The Fund will not make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations, (b) enter into repurchase transactions and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

     (7) The Fund will not borrow money, except that (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made; (d) the Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber then in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduced its borrowings to the extent necessary to meet the 300% test. The Fund will only invest in reverse repurchase agreements up to 5% of the Fund's total assets.

     (8) The Fund will not act as underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

     In additional to the above fundamental restrictions, the Fund has undertaken the following non fundamental restrictions, which may be changed in the future by the Board of Directors, without a vote of the shareholders of the
Fund:

     (1) The Fund will not invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

     (2) The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

     (3) The Fund will not write, purchase or sell puts or calls on underlying securities. However, the Fund may invest up to 15% of the value of its assets in warrants. This restriction on the purchase of warrants does not apply to warrants attached to, or otherwise included in, a unit with other securities.

     (4) The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

     (5) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.

     (6) The Fund will not invest for the purpose of exercising control over or management of any company.

     (7) The Fund will not participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the investment adviser to save commissions or to average prices among them is not deemed to result in a securities trading account.

     The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

FUNDAMENTAL INVESTMENT RESTRICTIONS-- GROWTH AND INCOME FUND

     The Fund shareholder vote required for modification of the investment policies or restrictions listed below is the lesser of: (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% are present or represented by proxy; or (b) more than 50% of the voting securities.

     The Fund shall not:

     (1) issue senior securities;

     (2) underwrite securities of other issuers;

     (3) purchase or sell real estate, commodity contracts or commodities (however, the Fund may purchase interests in real estate investment trusts whose securities are registered under the Securities Act of 1933 and are readily marketable);

     (4) make loans to other persons except (a) through the purchase of a portion or portions of publicly distributed bonds, notes, debentures and evidences of indebtedness authorized by its investment policy, or (b) through investments in" repurchase agreements" (which are arrangements under which the Fund acquires a debt security subject to an obligation of the seller to repurchase it at a fixed price within a short period), provided that no more than 10% of the Fund's assets may be invested in repurchase agreements which mature in more than seven days;

     (5) purchase the securities of another investment company or investment trust except in the open market where no profit results to a sponsor or dealer, other than the customary broker's commission;

     (6) purchase any security on margin or effect a short sale of a security;

     (7) buy securities from or sell securities to any of its officers and directors or those of the investment adviser or principal distributor as principal;

     (8) contract to sell any security or evidence of interest therein except to the extent that the same shall be owned by the Fund;

     (9) retain securities of an issuer when one or more of the officers and directors of the Fund or the investment adviser or a person owning more than 10% of the stock of either, own beneficially more than 0.5% of the securities of such issuer and the persons owning more than 0.5% of such securities together own beneficially more than 5% of the securities of such issuer;

     (10) invest more than 5% of the value of its total assets in the securities of any one issuer nor acquire more than 10% of the outstanding voting securities of any one issuer;

     (11) invest in companies for the purpose of exercising management or control; or

     (12) concentrate its investments in a particular industry; thus the Fund will not purchase a security if the immediate effect of such purchase would be to increase the Fund's holdings in such industry above 25% of the Fund's assets.

     In addition to the above fundamental investment restrictions, the Fund has undertaken not to: a) invest an aggregate of more than 5% of its total assets in the securities of unseasoned issuers and equity securities of issuers which are not readily marketable; b) invest in puts, calls, straddles, spreads, and any combination thereof; or c) pledge, mortgage or hypothecate the assets of the Fund to an extent greater than 15% of the gross assets of the Fund taken at cost.

     The Fund has authority to borrow money from a bank not in excess of the lesser of: (a) 5% of the gross assets of the Fund at the current market value at the time of such borrowing; or (b) 10% of the gross assets of the Fund taken at cost. Any such borrowing may be undertaken only as a temporary measure for extraordinary or emergency purposes. This borrowing power has not been exercised by the Fund's management.

     The 5% diversification limitation set forth in subparagraph (x) above does not apply to obligations issued or guaranteed as to principal and interest by the United States Government, nor does it apply to bank certificates of deposit, which are not classified by the Fund as securities for the purposes of this limitation.

     The Fund may not use more than 5% of its net assets to purchase illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days, and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit, as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board of Directors and guidelines adopted by the Board of Directors, the Investment Manager has determined to be liquid.

FUNDAMENTAL INVESTMENT RESTRICTIONS-- INTERNATIONAL FUND

     The Fund's investment objective and the following investment restrictions are matters of fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. Under these investment restrictions:

     (1) The Fund will not issue any senior security (as defined in the 1940
Act), except that: (a) The Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act.

     (2) The Fund will not borrow money, except that: (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made; (d) The Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber them in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

     (3) The Fund will not act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

     (4) The Fund will not purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

     (5) The Fund will not make loans, except that, to the extent appropriate under its investment program, the Fund may: (a) purchase bonds, debentures or other debt securities, including short-term obligations; (b) enter into repurchase transactions; and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

     (6) The Fund will not invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts.

     (7) The Fund will not concentrate its investments in any one industry, except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. The Fund considers foreign government securities and supranational organizations to be industries. This limitation, however, will not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

     (8) The Fund will not purchase securities of an issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time be invested in the securities of such issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States government or its agencies or instrumentalities or, with respect to 25% of the Fund's total assets, to securities issued or guaranteed by the government of any country other than the United States which is a member of the Organization for Economic Cooperation and Development ("OECD"). The member countries of OECD are at present: Australia, Austria, Belgium, Canada, Denmark, Germany, Finland, France, Greece, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States; or (b) such purchases would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

     In addition to the above fundamental restrictions, the Fund has undertaken the following non fundamental restrictions, which may be changed in the future by the Board of Directors, without a vote of the shareholders of the Fund:

     (1) The Fund will not participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the investment adviser to save commissions or to average prices among them is not deemed to result in a securities trading account.

     (2) The Fund may purchase and sell futures contracts and related options under the following conditions: (a) The then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

     (3) The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

     (4) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.

     (5) The Fund will not invest for the purpose of exercising control over or management of any company.

     (6) The Fund will not purchase warrants except in units with other securities in original issuance thereof or attached to other securities, if at the time of the purchase, the Fund's investment in warrants, valued at the lower of cost or market, would exceed 5% of the Fund's total assets. For these purposes, warrants attached to units or other securities shall be deemed to be without value.

     (7) The Fund will not invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

     The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

FUNDAMENTAL INVESTMENT RESTRICTIONS -- SILVER FUND

     The Fund's investment objective, as described under "Investment Objective" in the Fund's prospectus, and the following investment restrictions are matters of fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. Under these investment restrictions:

     (1) At least 80% of the Fund's assets will be invested in established silver-related companies which have been in business for more than three years.

     (2) At the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer counted for the purposes of this calculation only if the value of thereof is not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of its total assets be invested in securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

     (3) The Fund will not purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

     (4) The Fund will not invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts. Transactions in which silver bullion is taken in payment of principal, interest or both or a debt instrument and where the Fund disposes of the silver bullion for cash will not be subject to this restriction.

     (5) The Fund will not make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations, (b) enter into repurchase transactions and (c) lend portfolio securities or bullion provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

     (6) The Fund will not borrow money, except that (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made; (d) the Fund may pledge its silver or portfolio securities or receivables or transfer or assign or otherwise encumber them in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

     (7) The Fund will not issue any senior security (as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), except that (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act.

     (8) The Fund will not act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933, as amended (the "1933 Act").

     In addition to the above fundamental restrictions, the Fund has undertaken the following nonfundamental restrictions, which may be changed in the future by the Board of Directors, without a vote of the shareholders of the Fund:

     (1) The Fund will not invest more than 15% of its total net assets at market value in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

     (2) The Fund will not invest for the purpose of exercising control over management of any company.

     (3) The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the Fund's total assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

     (4) The Fund will not issue its securities for any considerations other than cash or securities except as a dividend or distribution in connection with a reorganization.

     (5) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.

     (6) The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

     (7) The Fund will not write, purchase or sell puts, calls on underlying securities. However, the Fund may invest up to 15% of the value of its total assets in warrants. This restriction on the purchase of warrants does not apply to warrants attached to, or otherwise included in, a unit with other securities.

     The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

FUNDAMENTAL INVESTMENT RESTRICTIONS-- SMALLCAP ASIA GROWTH FUND

     The Fund's investment objective and the following investment restrictions are matters of fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. Under these investment restrictions:

     (1) The Fund will not issue any senior security (as defined in the 1940
Act), except that (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act.

     (2) The Fund will not borrow money, except that (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made; (d) The Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber them in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

     (3) The Fund will not act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

     (4) The Fund will not purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

     (5) The Fund will not make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations, (b) enter into repurchase transactions and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

     (6) The Fund will not invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, enter into transactions in financial and index futures contracts and related options, engage in transactions on a when-issued or forward commitment basis, and enter into forward currency contracts.

     (7) The Fund will not concentrate its investments in any one industry, except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. The Fund considers foreign government securities and supranational organizations to be industries. This limitation, however, will not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

     (8) The Fund will not purchase securities of an issuer, if (a) more than 5% of the Fund's total assets taken at market value would, at the time, be invested in the securities of such issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States government or its agencies or instrumentalities or, with respect to 25% of the Fund's total assets, to securities issued or guaranteed by the government of any country other than the United States which is a member of the Organization for Economic Cooperation and Development ("OECD"). The member countries of OECD are at present: Australia, Austria, Belgium, Canada, Denmark, Germany, Finland, France, Greece, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States; or (b) such purchases would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

     In addition to the above fundamental restrictions, the Fund has undertaken the following non-fundamental restrictions, which may be changed in the future by the Board of Directors, without a vote of the shareholders of the Fund:

     (1) The Fund will not participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the investment adviser or sub-adviser to save commissions or to average prices among them is not deemed to result in a securities trading account.

     (2) The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

     (3) The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

     (4) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.

     (5) The Fund will not invest for the purpose of exercising control over or management of any company.

     (6) The Fund will not purchase warrants except in units with other securities in original issuance thereof or attached to other securities, if at the time of the purchase, the Fund's investment in warrants, valued at the lower of cost or market, would exceed 5% of the Fund's total assets. For these purposes, warrants attached to units or other securities shall be deemed to be without value.

     (7) The Fund will not invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

     (8) The Fund will not enter into options on securities, securities indices or currencies or related options (including options on futures) if the sum of initial margin deposits and premiums paid for any such option or options would exceed 5% of its total assets, and it will not enter into options with respect to more than 25% of its total assets.

     (9) The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

     The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

FUNDAMENTAL INVESTMENT RESTRICTIONS -- TROIKA DIALOG RUSSIA FUND

     The Fund's investment objective, as described under `investment policy' and the following investment restrictions are matters of fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. Under these investment restrictions:

     (1) The Fund will not issue any senior security (as defined in the 1940
Act), except that (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act.

     (2) at the end of each quarter of the taxable year, (i) with respect to at least 50% of the market value of the Fund's assets, the Fund may invest in cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purchases of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

     (3) The Fund will not concentrate its investments by investing more than 25% of its assets in the securities of issuers in any one industry. This limit will not apply to oil and gas related securities and to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

     (4) The Fund will not invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, and may enter into forward currency contracts.

     (5) The Fund will not purchase real estate, interests in real estate or real estate limited partnership interest except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

     (6) The Fund will not make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations, (b) enter into repurchase transactions and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

     (7) The Fund will not borrow money, except that (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made; (d) the Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber then in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test. The Fund will only invest in reverse repurchase agreements up to 5% of the Fund's total assets.

     (8) The Fund will not act as underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

     In addition to the above fundamental restrictions, the Russia Fund has undertaken the following non- fundamental restrictions, which may be changed in the future by the Board of Directors, without a vote of the shareholders of the
Fund:

     (1) The Fund will not invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

     (2) The Fund will not make short sales of securities, other than short sales `against the box,' or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

     (3) The Fund may invest up to 15% of the value of its assets in warrants. This restriction on the purchase of warrants does not apply to warrants attached to, or otherwise included in, a unit with other securities.

     (4) The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

     (5) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.

     (6) The Fund will not invest for the purpose of exercising control over or management of any company.

     (7) The Fund will not participate on a joint or joint-and-several basis in any securities trading account. The `bunching' of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the investment adviser to save commissions or to average prices among them is not deemed to result in a securities trading account.

     The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

FUNDAMENTAL INVESTMENT RESTRICTIONS -- WORLDWIDE EMERGING MARKETS FUND

     The Fund's investment objective and the following investment restrictions are matters or fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. Under these investment restrictions:

     (1) The Fund will not issue any senior security (as defined in the 1940
Act), except that: (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act.

     (2) The Fund shall not act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

     (3) The Fund shall not purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

     (4) The Fund will not invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts.

     (5) The Fund shall not make loans, except that, to the extent appropriate under its investment program, the Fund may: (a) purchase bonds, debentures or other debt securities, including short-term obligations; (b) enter into repurchase transactions; and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

     (6) The Fund will not hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of the Fund's total assets. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities are excluded from this restriction.

     (7) The Fund will not concentrate its investments in any one industry except that the Fund may invest up to 25% of its total assets in securities issuers principally engaged in any one industry. This limitation, however, will not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, securities invested in, or repurchase agreements for, U.S. Government securities, and certificates of deposit, or bankers' acceptances, or securities of U.S. banks and bank holding companies.

     (8) The Fund shall not borrow money, except that (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made; (d) the Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber them in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

     In addition to the above fundamental restrictions, the Fund has undertaken the following non-fundamental restrictions, which may be changed in the future by the Board of Directors, without a vote of the shareholders of the Fund:

     (1) The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

     (2) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.

     (3) The Fund will not purchase any securities on margin or make short sales of securities, other than short sales `against the box,' or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

     (4) The Fund shall not buy securities from or sell securities (other than securities issued by the Fund) to any of its officers, directors or its investment adviser or distributor as principal.

     (5) The Fund shall not contract to sell any security or evidence of interest therein, except to the extent that the same shall be owned by the Fund.

     (6) The Fund will not invest for the purpose of exercising control over or management of any company.

     (7) The Fund shall not write, purchase or sell puts or calls on underlying securities. However, the Fund may invest up to 15% of the value of its assets in warrants. This restriction on the purchase of warrants does not apply to warrants attached to, or otherwise included in, a unit with other securities.

     (8) The Fund will not invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

     The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

FUNDAMENTAL INVESTMENT RESTRICTIONS -- GLOBAL INCOME FUND

     The Fund's investment policy, and the investment restrictions set forth below, may not be changed without the affirmative vote (defined as the lesser of: 67% of the shares represented at a meeting at which 50% of the outstanding shares are present or 50% of the outstanding shares) of the Fund's shareholders. These restrictions may be summarized as follows:

     The Fund shall not:

     (1) issue any senior security (as defined in the 1940 Act), except that (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities to the extent permitted under applicable regulations; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, the interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act;

     (2) borrow money, except that (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements, and (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made.

     (3) underwrite securities of other issuers;

     (4) concentrate its investments in a particular industry to an extent greater than 25% of the value of its total assets, provided that such limitation shall not apply to securities issued or guaranteed by the U.S. Government or its agencies;

     (5) invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options for hedging purposes, may engage in transactions on a when-issued or forward commitment basis and may enter into forward currency contracts. The Fund will not purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

     (6) make loans to other persons except: (a) through the purchase of a portion or portions of an issue or issues of securities issued or guaranteed by the U.S. Government or its agencies, or (b) through investments in `repurchase agreements' (which are arrangements under which the Fund acquires a debt security subject to an obligation of the seller to repurchase it at a fixed price within a short period), provided that no more than 5% of the Fund's assets may be invested in repurchase agreements;

     (7) purchase the securities of another investment company or investment trust, except in the open market and then only if no profit, other than the customary broker's commission, results to a sponsor or dealer, or by merger or other reorganization;

     (8) buy securities from or sell securities (other than securities issued by the Fund) to any of its officers, Trustees or the Adviser as principal; (9) contract to sell any security or evidence of interest therein, except to the extent that the same shall be owned by the Fund;

     (9) purchase or retain securities of an issuer when one or more of the officers and Trustees of the Fund or of the investment adviser, or a person owning more that 10% of the stock of either, own beneficially more than 1/2 of 1% of the securities of such issuer and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of the securities of such issuer;

     (10) invest more than 5% of its total assets in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government) except that such restriction shall not apply to 50% of the Fund's portfolio;

     (11) purchase any security if such purchase would cause the Fund to own at the time of purchase more than 10% of the outstanding voting securities of any one issuer;

     (12) invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; and

     (13) invest in interest in oil, gas or other mineral exploration or development programs.

     The following investment policy of the Fund is not a fundamental policy and may be changed by a vote of a majority of the Fund's Board of Trustees without shareholder approval. The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the Fund's total assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

FUNDAMENTAL INVESTMENT RESTRICTIONS -- MONEY MARKET TRUST

     The following investment restrictions adopted by the Fund may not be changed without the affirmative vote of a majority (defined as the lesser of:
67% of the shares represented at a meeting at which 50% of outstanding shares are present, or 50% of outstanding shares) of its outstanding shares. The Fund may not: (l) purchase any securities other than money market instruments or other debt securities maturing within two years of the date of purchase; (2) borrow an amount which is in excess of one-third of its total assets taken at market value (including the amount borrowed); and then only from banks as a temporary measure for extraordinary or emergency purposes. The Fund will not borrow to increase income but only to meet redemption requests which might otherwise require undue disposition of portfolio securities. The Fund will not invest while it has borrowings outstanding; (3) pledge its assets except in an amount up to 15% of the value of its total assets taken at market value in order to secure borrowings made in accordance with number (2) above; (4) sell securities short unless at all times while a short position is open the Fund maintains a long position in the same security in an amount at least equal thereto; (5) write or purchase put or call options; (6) purchase securities on margin except the Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities; (7) make investments for the purpose of exercising control or management; (8) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (9) make loans to other persons, provided that the Fund may purchase money market securities or enter into repurchase agreements and lend securities owned or held by it as provided herein; (10) lend its portfolio securities, except in conformity with the guidelines set forth below; (11) concentrate more than 25% of its total assets, taken at market value at the time of such investment, in any one industry, except U.S. Government and U.S. Government agency securities and U.S. bank obligations; (12) purchase any securities other than U.S. Government or U.S. Government agency securities, if immediately after such purchase more than 5% of its total assets would be invested in securities of any one issuer for more than three business days; (taken at market value) (13) purchase or hold real estate, commodities or commodity contracts; ( 14 ) invest more than 5% of its total assets (taken at market value) in issues for which no readily available market exists or with legal or contractual restrictions on resale except for repurchase agreements; (15) act as an underwriter (except as it may be deemed such as to the sale of restricted securities); or (16) enter into reverse repurchase agreements.

     LENDING OF PORTFOLIO SECURITIES. As stated in number (10) above, subject to guidelines established by the Funds and by the Securities and Exchange Commission, the Lexington Money Market Trust, from time-to-time, may lend portfolio securities to brokers, dealers, corporations or financial institutions and receive collateral which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such collateral will be either cash or fully negotiable U. S. Treasury or agency issues. If cash, such collateral will be invested in short term securities, the income from which will increase the return to the Fund. However, a portion of such incremental return may be shared with the borrower. If securities, the usual procedure will be for the borrower to pay a fixed fee to the Fund for such time as the loan is outstanding. The Fund will retain substantially all rights of beneficial ownership as to the loaned portfolio securities including rights to interest or other distributions and will have the right to regain record ownership of loaned securities in order to exercise such beneficial rights. Such loans will be terminable at any time. The Fund may pay reasonable fees to persons unaffiliated with it in connection with the arranging of such loans.

                             PORTFOLIO TRANSACTIONS

     Subject to policies established by the Funds' Board of Directors/Trustees, the Investment Manager is responsible for the execution of the Funds' portfolio transactions and the selection of brokers/dealers that execute such transactions on behalf of the Funds. The Funds' primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with this policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and such other policies as the Directors may determine, ING Pilgrim Investments may consider sales of shares of the Funds and of the other funds managed by ING Pilgrim Investments (the `ING Pilgrim Funds') as a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.

     Consistent with the interests of the Funds, the Investment Manager may select brokers to execute the Funds' portfolio transactions on the basis of the research and brokerage services they provide to the Investment Manager for its use in managing the Funds and its other advisory accounts so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934 are met.
Section 28(e) of the Securities Exchange Act of 1934 was adopted in 1975 and specifies that a person with investment discretion shall not be `deemed to have acted unlawfully or to have breached a fiduciary duty' solely because such person has caused the account to pay higher commissions than the lowest available under certain circumstances, provided that the person so exercising investment discretion makes a good faith determination that the amount of commissions paid was `reasonable in relation to the value of the brokerage and research services provided are viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.' Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Investment Manager under the Investment Management Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Investment Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Investment Manager to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions.

     Currently, it is not possible to determine the extent to which commissions that reflect an element of value for research services (`soft dollars') might exceed commissions that would be payable for execution services alone. Nor generally can the value of research services to the Funds be measured. Research services furnished might be useful and of value to ING Pilgrim Investments and its affiliates, in serving other clients as well as the Funds. On the other hand, any research services obtained by ING Pilgrim Investments or its affiliates from the placement of portfolio brokerage of other clients might be useful and of value to ING Pilgrim Investments in carrying out its obligations to the Funds. With respect to Gold Fund and Silver Fund it is, as a general matter, the Funds' policy to execute in the U.S. all transactions with respect to securities traded in the U.S. and to execute its gold transactions in the U.S. except when better price and execution can, in the judgment of management of the Funds, be obtained elsewhere. For the Gold Fund and Silver Fund, over-the-counter purchases and sales are normally made with principal market makers, except where, in the opinion of management, the best executions are available elsewhere.

     Investment decisions for the Funds and for other investment accounts managed by the Investment Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds are concerned, in other cases the Investment Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds.

     Debt securities generally are traded on a `net' basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes a amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Brokers/dealers may receive commissions on futures, currency and options transactions.

     The Funds anticipate that their brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchanges of those countries. Fixed commissions of foreign stock exchange transactions are generally higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States.

     The Funds engage in portfolio trading when the Investment Manager concludes that the sale of a security owned by the Funds and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent the Funds' investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

     Although the Funds do not generally intend to trade for short-term profits, the Funds' investments may be changed when circumstances warrant, without regard to the length of time a particular security has been held. It is expected that the Funds will have an annual portfolio turnover rate that will generally not exceed 100%. A 100% portfolio turnover rate would occur if the lesser of the value of purchases or sales of portfolio securities for the Fund for a year (excluding purchases of U.S. Treasury and other securities with a maturity at the date of purchase of one year or less) were equal to 100% of the average monthly value of the securities, excluding short-term investments, held by the Funds during such year. A high turnover rate (100% or more) results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Funds. High portfolio turnover may result in the realization of net short-term capital gains by the Funds which, when distributed to shareholders, will be taxable as ordinary income. See `Tax Considerations.'

     The brokerage commissions paid by each Fund and the Fund's portfolio turnover rate for the last three years are as follows:

PILGRIM GLOBAL CORPORATE LEADERS FUND, INC. (1)

                 TOTAL BROKERAGE          SOFT DOLLAR           PORTFOLIO
                 COMMISSION PAID        COMMISSION PAID       TURNOVER RATE
                 ---------------        ---------------       -------------
     12/97         $  275,413              $  37,312             117.48%
     12/98         $  203,102              $  68,164             137.33%
     12/99         $   18,457              $   7,360              12.76%
     10/00         $_________              $________             ______%

PILGRIM GNMA INCOME FUND, INC.

                 TOTAL BROKERAGE          SOFT DOLLAR           PORTFOLIO
                 COMMISSION PAID        COMMISSION PAID       TURNOVER RATE
                 ---------------        ---------------       -------------
     12/98         $   34,516              $       0              54.47%
     12/99         $   60,939              $       0              25.10%
     12/00         $_________              $________             ______%

PILGRIM GOLD FUND, INC. (1)

                 TOTAL BROKERAGE          SOFT DOLLAR           PORTFOLIO
                 COMMISSION PAID        COMMISSION PAID       TURNOVER RATE
                 ---------------        ---------------       -------------
     12/97         $  223,351              $  42,728              38.32%
     12/98         $  124,761              $  31,159              28.93%
     12/99         $  389,449              $ 110,507              78.55%
     10/00         $_________              $________             ______%

PILGRIM GROWTH AND INCOME FUND, INC.

                 TOTAL BROKERAGE          SOFT DOLLAR           PORTFOLIO
                 COMMISSION PAID        COMMISSION PAID       TURNOVER RATE
                 ---------------        ---------------       -------------
     12/98         $  372,204              $ 177,110              63.20%
     12/99         $  482,487              $ 237,439              86.31%
     12/00         $_________              $________             ______%

PILGRIM INTERNATIONAL FUND, INC. (1)

                 TOTAL BROKERAGE          SOFT DOLLAR           PORTFOLIO
                 COMMISSION PAID        COMMISSION PAID       TURNOVER RATE
                 ---------------        ---------------       -------------
     12/97         $  177,179              $  20,613             122.56%
     12/98         $  174,405              $  40,453             143.67%
     12/99         $  167,074              $  38,707             148.82%
     10/00         $_________              $________             ______%

PILGRIM SILVER FUND, INC. (1)

                 TOTAL BROKERAGE          SOFT DOLLAR           PORTFOLIO
                 COMMISSION PAID        COMMISSION PAID       TURNOVER RATE
                 ---------------        ---------------       -------------
     12/97         $  111,983              $       0              18.76%
     12/98         $   62,713              $       0              28.78%
     12/99         $   36,882              $  11,129              29.44%
     10/00         $_________              $________             ______%

PILGRIM SMALLCAP ASIA GROWTH FUND, INC. (1)

                 TOTAL BROKERAGE          SOFT DOLLAR           PORTFOLIO
                 COMMISSION PAID        COMMISSION PAID       TURNOVER RATE
                 ---------------        ---------------       -------------
     12/97         $  632,268              $       0             187.41%
     12/98         $  290,149              $       0             192.28%
     12/99         $  235,538              $       0             172.89%
     10/00         $_________              $________             ______%

PILGRIM TROIKA DIALOG RUSSIA FUND, INC. (1)

                 TOTAL BROKERAGE          SOFT DOLLAR           PORTFOLIO
                 COMMISSION PAID        COMMISSION PAID       TURNOVER RATE
                 ---------------        ---------------       -------------
     12/97         $    5,475              $       0              66.84%
     12/98         $   47,806              $       0              65.76%
     12/99         $   91,247              $       0              91.14%
     10/00         $_________              $________             ______%

PILGRIM WORLDWIDE EMERGING MARKETS FUND, INC. (1)

                 TOTAL BROKERAGE          SOFT DOLLAR           PORTFOLIO
                 COMMISSION PAID        COMMISSION PAID       TURNOVER RATE
                 ---------------        ---------------       -------------
     12/97         $2,989,156              $ 234,472             112.05%
     12/98         $  924,618              $  36,566             107.19%
     12/99         $1,367,102              $ 170,098             184.39%
     10/00         $_________              $________             ______%

PILGRIM GLOBAL INCOME FUND, INC. (1)

                 TOTAL BROKERAGE          SOFT DOLLAR           PORTFOLIO
                 COMMISSION PAID        COMMISSION PAID       TURNOVER RATE
                 ---------------        ---------------       -------------
     12/97         $  212,446              $       0             117.94%
     12/98         $  317,877              $       0              45.26%
     12/99         $  334,433              $       0              24.56%
     10/00         $_________              $________             ______%

----------
(1) Effective ______, 2000, the Fund changed its fiscal year end to October 31. October 2000 numbers represent the ten months from January 1, 2000 to October 31, 2000.

ABOUT THE MONEY MARKET TRUST

     Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for money market instruments. Therefore, usually no brokerage commissions were paid by the Fund. Transactions are allocated to various dealers by the Investment Manager in its best judgment. Dealers are selected primarily on the basis of prompt execution of orders at the most favorable prices. The Fund has no obligation to deal with any dealer or group of dealers. Particular dealers may be selected for research or statistical and other services to enable the Investment Manager to supplement its own research and analysis with that of such firms. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Manager under the Investment Management Agreement and the expenses of the Investment Manager will not necessarily be reduced as a result of the receipt of such supplemental information.

ABOUT GLOBAL INCOME FUND

     Portfolio securities are purchased directly from dealers acting as principal underwriters or market makers for GNMA certificates or government securities. Such transactions are usually conducted on a net basis and accordingly no brokerage commissions are paid by the Fund. The Fund may also execute transactions through broker-dealers on a commission basis.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     A complete description of the manner in which shares may be purchased, redeemed or exchanged appears in the Prospectus under `Shareholder Guide.' Shares of the Funds are offered at the net asset value next computed following receipt of the order by the dealer (and/or the Distributor) or by the Funds' transfer agent, DST Systems, Inc. (`Transfer Agent'), plus, for Class A, a varying sales charge depending upon the amount of money invested, as set forth in the Prospectus.

SPECIAL PURCHASES AT NET ASSET VALUE

     Class A shares of the Funds may be purchased at net asset value, without a sales charge, by persons who have redeemed their Class A shares of a Fund (or shares of other funds managed by the Investment Manager in accordance with the terms of such privileges established for such funds) within the previous 90 days. The amount that may be so reinvested in the Fund is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). In order to exercise this privilege, a written order for the purchase of shares must be received by the Transfer Agent, or be postmarked, within 90 days after the date of redemption. This privilege may only be used once per calendar year. Payment must accompany the request and the purchase will be made at the then current net asset value of the Fund. Such purchases may also be handled by a securities dealer who may charge a shareholder for this service. If the shareholder has realized a gain on the redemption, the transaction is taxable and any reinvestment will not alter any applicable Federal capital gains tax. If there has been a loss on the redemption and a subsequent reinvestment pursuant to this privilege, some or all of the loss may not be allowed as a tax deduction depending upon the amount reinvested, although such disallowance is added to the tax basis of the shares acquired upon the reinvestment.

     Class A shares of the Funds may also be purchased at net asset value by any person who can document that Fund shares were purchased with proceeds from the redemption (within the previous 90 days) of shares from any unaffiliated mutual fund on which a sales charge was paid or which were subject at any time to a CDSC, and the Distributor has determined in its discretion that the unaffiliated fund invests primarily in the same types of securities as the ING Pilgrim Fund purchased.

     Additionally, Class A shares of the Funds may also be purchased at net asset value by any charitable organization or any state, county, or city, or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company (`an eligible governmental authority'). If an investment by an eligible governmental authority at net asset value is made though a dealer who has executed a selling group agreement with respect to the Fund (or the other open-end ING Pilgrim Funds) the Distributor may pay the selling firm 0.25% of the Offering Price.

     The officers, directors/trustees and bona fide full-time employees of each Fund and the officers, directors and full-time employees of the Investment Manager, any Sub-Advisers, the Distributor, any service provider to the Funds or affiliated corporations thereof or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of the Investment Manager or any Sub-Adviser, may purchase Class A shares of a Fund at net asset value without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the Fund. The Funds may, under certain circumstances, allow registered investment advisers to make investments on behalf of their clients at net asset value without any commission or concession.

     Class A shares may also be purchased at net asset value by certain fee based registered investment advisers, trust companies and bank trust departments under certain circumstances making investments on behalf of their clients and by shareholders who have authorized the automatic transfer of dividends from the same class of another open-end fund managed by the Investment Manager or from ING Pilgrim Prime Rate Trust.

     Class A shares may also be purchased without a sales charge by (i) shareholders who have authorized the automatic transfer of dividends from the same class of another ING Pilgrim Fund distributed by the Distributor or from ING Pilgrim Prime Rate Trust; (ii) registered investment advisors, trust companies and bank trust departments investing in Class A shares on their own behalf or on behalf of their clients, provided that the aggregate amount invested in any one or more Funds, during the 13 month period starting with the first investment, equals at least $1 million; (iii) broker-dealers, who have signed selling group agreements with the Distributor, and registered representatives and employees of such broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step relations, relations-at-law and cousins); (iv) broker-dealers using third party administrators for qualified retirement plans who have entered into an agreement with the ING Pilgrim Funds or an affiliate, subject to certain operational and minimum size requirements specified from time-to-time by the ING Pilgrim Funds;
(v) accounts as to which a banker or broker-dealer charges an account management fee (`wrap accounts'); and (vi) any registered investment company for which ING Pilgrim Investments serves as Investment Manager.

     The Funds may terminate or amend the terms of these sales charge waivers at any time.

LETTERS OF INTENT AND RIGHTS OF ACCUMULATION

     An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares by completing the Letter of Intent section of the Shareholder Application in the Prospectus (the `Letter of Intent' or `Letter'). By completing the Letter, the investor expresses an intention to invest during the next 13 months a specified amount which if made at one time would qualify for the reduced sales charge. At any time within 90 days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Shareholder Application, with the Letter of Intent section completed, may be filed with the Funds. After the Letter of Intent is filed, each additional investment made will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent as described above. Sales charge reductions based upon purchases in more than one investment in the ING Pilgrim Funds will be effective only after notification to the Distributor that the investment qualifies for a discount. The shareholder's holdings in the Investment Manager's funds (excluding ING Pilgrim General Money Market shares) acquired within 90 days before the Letter of Intent is filed will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment of sales charge until the Letter of Intent is fulfilled. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of the purchases for purposes of determining

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
whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased (less redemption) during the period.

     An investor acknowledges and agrees to the following provisions by completing the Letter of Intent section of the Shareholder Application in the Prospectus. A minimum initial investment equal to 25% of the intended total investment is required. An amount equal to the maximum sales charge or 5.75% of the total intended purchase will be held in escrow at ING Pilgrim Funds, in the form of shares, in the investor's name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The shares in escrow will be included in the total shares owned as reflected on the monthly statement; income and capital gain distributions on the escrow shares will be paid directly by the investor. The escrow shares will not be available for redemption by the investor until the Letter of Intent has been completed, or the higher sales charge paid. If the total purchases, less redemptions, equal the amount specified under the Letter, the shares in escrow will be released. If the total purchases, less redemptions, exceed the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by the Distributor and the dealer with whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within 90 days before, and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the applicable offering price. If the total purchases, less redemptions, are less than the amount specified under the Letter, the investor will remit to the Distributor an amount equal to the difference in dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made at a single account in the name of the investor or to the investor's order. If within 10 days after written request such difference in sales charge is not paid, the redemption of an appropriate number of shares in escrow to realize such difference will be made. If the proceeds from a total redemption are inadequate, the investor will be liable to the Distributor for the difference. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Investor. By completing the Letter of Intent section of the Shareholder Application, an investor grants to the Distributor a security interest in the shares in escrow and agrees to irrevocably appoint the Distributor as his attorney-in-fact with full power of substitution to surrender for redemption any or all shares for the purpose of paying any additional sales charge due and authorizes the Transfer Agent or Sub-Transfer Agent to receive and redeem shares and pay the proceeds as directed by the Distributor. The investor or the securities dealer must inform the Transfer Agent or the Distributor that this Letter is in effect each time a purchase is made.

     If at any time prior to or after completion of the Letter of Intent the investor wishes to cancel the Letter of Intent, the investor must notify the Distributor in writing. If, prior to the completion of the Letter of Intent, the investor requests the Distributor to liquidate all shares held by the investor, the Letter of Intent will be terminated automatically. Under either of these situations, the total purchased may be less than the amount specified in the Letter of Intent. If so, the Distributor will redeem at NAV to remit to the Distributor and the appropriate authorized dealer an amount equal to the difference between the dollar amount of the sales charge actually paid and the amount of the sales charge that would have been paid on the total purchases if made at one time.

     The value of shares of the Funds plus shares of the other open-end funds distributed by the Distributor (excluding ING Pilgrim General Money Market shares) can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase. The reduced sales charge applies to quantity purchases made at one time or on a cumulative basis over any period of time by (i) an investor, (ii) the investor's spouse and children under the age of majority, (iii) the investor's custodian accounts for the benefit of a child under the Uniform Gift to Minors Act, (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing and/or other employee benefit plans qualified under Section 401 of the Code), by trust companies' registered investment advisors, banks and bank trust departments for accounts over which they exercise exclusive investment discretionary authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.

     The reduced sales charge also apply on a non-cumulative basis, to purchases made at one time by the customers of a single dealer, in excess of $1 million. The Letter of Intent option may be modified or discontinued at any time.

     Shares of the Funds and other open-end ING Pilgrim Funds (excluding ING Pilgrim General Money Market shares) purchased and owned of record or beneficially by a corporation, including employees of a single employer (or affiliates thereof) including shares held by its employees, under one or more retirement plans, can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase, provided such transactions are not prohibited by one or more provisions of the Employee Retirement Income Security Act or the Internal Revenue Code. Individuals and employees should consult with their tax advisors concerning the tax rules applicable to retirement plans before investing.

     For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the ING Pilgrim Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of a Fund which imposes a CDSC.

REDEMPTIONS

     Payment to shareholders for shares redeemed will be made within seven days after receipt by the Funds' Transfer Agent of the written request in proper form, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio series or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds' shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.

     The Funds intend to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, the Funds have elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum amount of cash to be paid as part of any redemption. In the event the Funds must liquidate portfolio securities to meet redemptions, they reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the net asset value of such shares.

     Due to the relatively high cost of handling small investments, each Fund reserves the right, upon 30 days written notice, to redeem, at net asset value (less any applicable deferred sales charge), the shares of any shareholder whose account has a value of less than $1,000 in the Fund, other than as a result of a decline in the net asset value per share. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least $1,000 before the redemption is processed. This policy will not be implemented where a Fund has previously waived the minimum investment requirements.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

     Certain purchases of Class A shares and most Class B and Class C shares may be subject to a CDSC. Shareholders will be charged a CDSC if certain of those shares are redeemed within the applicable time period as stated in the prospectus.

     No CDSC is imposed on any shares subject to a CDSC to the extent that those shares (i) are no longer subject to the applicable holding period, (ii) resulted from reinvestment of distributions on CDSC shares, or (iii) were exchanged for shares of another fund managed by the Investment Manager, provided that the shares acquired in such exchange and subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

     The CDSC or redemption fee will be waived for certain redemptions of shares upon (i) the death or permanent disability of a shareholder, or (ii) in connection with mandatory distributions from an Individual Retirement Account (`IRA') or other qualified retirement plan. The CDSC or redemption fee will be waived in the case of a redemption of shares following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares held at the time of death or initial determination of permanent disability. The CDSC or redemption fee will also be waived in the case of a total or partial redemption of shares in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from services, except that a CDSC or redemption fee may be waived in certain circumstances involving redemptions in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA. The shareholder must notify the Fund either directly or through the Distributor at the time of redemption that the shareholder is entitled to a waiver of CDSC or redemption fee. The waiver will then be granted subject to confirmation of the shareholder's entitlement. The CDSC or redemption fee, which may be imposed on Class A shares purchased in excess of $1 million, will also be waived for registered investment advisors, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. These waivers may be changed at any time.

REINSTATEMENT PRIVILEGE

     If you sell Class B or Class C shares of a ING Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. The amount of any CDSC also will be reinstated. To exercise this privilege, the written order for the purchase of shares must be received by the Transfer Agent or be postmarked within 90 days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.

CONVERSION OF CLASS B SHARES

     A shareholder's Class B shares will automatically convert to Class A shares in a Fund on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The conversion of Class B shares into Class A shares is subject to the continuing availability of an opinion of counsel or an Internal Revenue Service (`IRS') ruling, if the Investment Manager deems it advisable to obtain such advice, to the effect that (1) such conversion will not constitute taxable events for federal tax purposes; and (2) the payment of different dividends on Class A and Class B shares does not result in the Fund's dividends or distributions constituting `preferential dividends' under the Internal Revenue Code of 1986. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two Classes.

DEALER'S COMMISSIONS AND OTHER INCENTIVES

     In connection with the sale of shares of the Funds, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A shares, the Distributor will re-allow to Authorized Dealers of record from the sales charge on such sales the following amounts:

                                  EQUITY FUNDS

                                                DEALER'S REALLOWANCE AS A
                                               PERCENTAGE OF OFFERING PRICE
                                               ----------------------------
     AMOUNT OF TRANSACTION                               CLASS A
     ---------------------                               -------
     Less than $ 50,000                                   5.00%
     $   50,000 -- $  99,999                              3.75%
     $  100,000 -- $ 249,999                              2.75%
     $  250,000 -- $ 499,999                              2.00%
     $  500,000 -- $ 999,999                              1.75%
     $1,000,000 and over                                See below

                                  INCOME FUNDS

                                                DEALER'S REALLOWANCE AS A
                                               PERCENTAGE OF OFFERING PRICE
     AMOUNT OF TRANSACTION                               CLASS A
     ---------------------                               -------
     Less than $ 50,000                                   4.25%
     $   50,000 -- $  99,999                              4.00%
     $  100,000 -- $ 249,999                              3.00%
     $  250,000 -- $ 499,999                              2.25%
     $  500,000 -- $ 999,999                              1.75%
     $1,000,000 and over                                See below

     The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Classes A, B and C, at net asset value, which at the time of investment would have been subject to the imposition of a contingent deferred sales charge (`CDSC') if redeemed. There is no sales charge on purchases of $1,000,000 or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay Authorized Dealers of record commissions at the rates shown in the table below for purchases of Class A shares that are subject to a CDSC.

                                                 DEALER COMMISSION AS A
     AMOUNT OF TRANSACTION                    PERCENTAGE OF AMOUNT INVESTED
     ---------------------                    -----------------------------
     $1,000,000 to $2,499,000                             1.00%
     $2,500,000 to $4,999,999                             0.50%
     $5,000,000 and over                                  0.25%

     Also, the Distributor will pay out of its own assets a commission of 1% of the amount invested for purchases of Class A shares of less than $1 million by qualified employer retirement plans with 50 or more participants.

     The Distributor will pay out of its own assets a commission of 4% of the amount invested for purchases of Class B shares subject to a CDSC. For purchases of Class C shares subject to a CDSC, the Distributor may pay out of its own assets a commission of 1% of the amount invested of each Fund.

     The Distributor may, from time to time, at its discretion, allow a selling dealer to retain 100% of a sales charge, and such dealer may therefore be deemed an `underwriter' under the Securities Act of 1933, as amended. the Distributor, at its expense, may also provide additional promotional incentives to dealers.

The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to locations within or outside of the United States, merchandise or other items. For more information on incentives, see `Management of the Funds -- 12b-1 Plans' in this Statement of Additional Information.

                          DETERMINATION OF SHARE PRICE

     The Funds calculate net asset value as of the close of normal trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) each business day. It is expected that the New York Stock Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Per share net asset value is calculated by dividing the value of the Funds' total net assets by the total number of the Funds' shares then outstanding. For the Money Market Trust, substantially all of the Fund's net income calculated from the immediately preceding determination of net income, is declared daily as dividends.

     The Funds' portfolio securities and other assets are valued as follows:

     Portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and asked price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of each Fund's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Funds in connection with such disposition). In addition, specific factors also are generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

     The fair value of other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value. Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded.

     Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Investment Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuation represents fair value.

     Options on currencies purchased by the Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the Investment Manager on that day.

     The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Boards. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of a Fund's shares even without any change in the foreign-currency denominated values of such securities.

     Because foreign securities markets may close before a Fund determines its net asset value, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset value may not be reflected unless the Investment Manager, under supervision of the Board, determines that a particular event would materially affect the Fund's net asset value.

     European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Fund's respective net asset values therefore may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in a Fund's net asset value unless the Investment Manager, under the supervision of the Fund's Board of Trustees, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.

     The per share net asset value of Class A shares generally will be higher than the per share net asset value of shares of the other classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B and Class C. It is expected, however, that the per share net asset value of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.

     The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the New York Stock Exchange, as supplied by the Gold Fund's and Silver Fund's custodian bank or other broker-dealers or banks approved by the Gold Fund and Silver Fund, on each date that the Exchange is open for business.

LEXINGTON MONEY MARKET TRUST

     For the purpose of determining the price at which shares are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments as set forth below; (b) deducting the Fund's liabilities; and (c) dividing the resulting amount by the number of shares outstanding. As discussed below, it is the intention of the Fund to maintain a net asset value per share of $1.00. The Fund's portfolio instruments are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold its portfolio. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all its portfolio instruments. Thus, if the use of amortized cost by the Fund results in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

     The Fund's use of amortized cost and the maintenance of the Fund's per share net value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the Investment Company Act of 1940. As a condition of operating under that rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less, and invest only in securities which are determined by the Board of Trustees to present minimal credit risks and which are of high quality as required by the Rule, or in the case of any instrument not so rated, considered by the Board of Trustees to be of comparable quality. Securities in the Trust will consist of money market instruments that have been rated (or whose issuer's short-term debt obligations are rated) in one of the two highest categories (i.e., `Al/Pl') by both Standard & Poor's Corporation (`S&P') and Moody's Investors Services, Inc. (`Moody's'), two nationally recognized statistical rating organizations (`NRSRO').

     The Fund may invest up to 5% of its assets in any single `Tier I' security (other than U.S. Government securities), measured at the time of acquisition; however, it may invest more than 5% of its assets in a single Tier 1 security for no more than three business days. A `Tier I' security is one that has been rated (or the issuer of such security has been rated) by both S&P and Moody's in the highest rating category or, if unrated, is of comparable quality. A security rated in the highest category by only one of these NRSROs is also considered a Tier 1 security.

     In addition, the Fund may invest not more than 5% of its assets in `Tier 2' securities. A Tier 2 security is a security that is (a) rated in the second highest category by either S&P or Moody's or (b) an unrated security that is deemed to be of comparable quality by the Fund's investment advisor. The Fund may invest up to 1% of its assets in any single Tier 2 security.

     The Fund may invest only in a money market instrument that has a remaining maturity of 13 months (397 days) or less, provided that the Fund's average weighted maturity is 90 days or less.

     The Board of Trustees has also agreed, as a particular responsibility within the overall duty of care owed to its shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Board deems appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Board of Trustees.

                             SHAREHOLDER INFORMATION

     Certificates representing shares of the Funds will not normally be issued to shareholders. The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.

     The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

     Each Fund reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of the Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing a Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SHAREHOLDER SERVICES AND PRIVILEGES

     As discussed in the Prospectus, the Funds provide a Pre-Authorized Investment Program for the convenience of investors who wish to purchase shares of the Funds on a regular basis. Such a Program may be started with an initial investment ($1,000 minimum) and subsequent voluntary purchases ($100 minimum) with no obligation to continue. The Program may be terminated without penalty at any time by the investor or the Funds. The minimum investment requirements may be waived by the Funds for purchases made pursuant to (i) employer-administered payroll deduction plans, (ii) profit-sharing, pension, or individual or any employee retirement plans, or (iii) purchases made in connection with plans providing for periodic investments in Fund shares.

     For investors purchasing shares of the Funds under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of the Funds on a periodic basis, the Funds may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the Securities Exchange Act of 1934, as amended, and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor's account during the preceding quarter.

     All shareholders will receive a confirmation of each new transaction in their accounts, which will also show the total number of Fund shares owned by each shareholder, the number of shares being held in safekeeping by the Funds' Transfer Agent for the account of the shareholder and a cumulative record of the account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of the Fund will not be issued unless the shareholder requests them in writing.

SELF-EMPLOYED AND CORPORATE RETIREMENT PLANS

     For self-employed individuals and corporate investors that wish to purchase shares of a Fund, there is available through the Fund a Prototype Plan and Custody Agreement. The Custody Agreement provides that Investors Fiduciary Trust Company, Kansas City, Missouri, will act as Custodian under the Plan, and will furnish custodial services for an annual maintenance fee of $12.00 for each participant, with no other charges. (This fee is in addition to the normal Custodian charges paid by the Funds.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreements as provided by the Funds. Employers who wish to use shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

INDIVIDUAL RETIREMENT ACCOUNTS

     Investors having earned income are eligible to purchase shares of a Fund under an IRA pursuant to Section 408(a) of the Internal Revenue Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Roth IRA plans that enable employed and self-employed individuals to make non-deductible contributions, and, under certain circumstances, effect

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tax-free withdrawals, are also available. Copies of a model Custodial Account
Agreement are available from the Distributor. Investors Fiduciary Trust Company, Kansas City, Missouri, will act as the Custodian under this model Agreement, for which it will charge the investor an annual fee of $12.00 for maintaining the Account (such fee is in addition to the normal custodial charges paid by the Funds). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received such statement from the Funds. An IRA using shares of a Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.

     Purchases of Fund shares by Section 403(b) and other retirement plans are also available. Section 403(b) plans are arrangements by a public school organization or a charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

TELEPHONE REDEMPTION AND EXCHANGE PRIVILEGES

     As discussed in the Prospectus, the telephone redemption and exchange privileges are available for all shareholder accounts; however, retirement accounts may not utilize the telephone redemption privilege. The telephone privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectus.

     (1) Telephone redemption and/or exchange instructions received in good order before the pricing of a Fund on any day on which the New York Stock Exchange is open for business (a `Business Day'), but not later than 4:00 p.m. eastern time, will be processed at that day's closing net asset value. For each exchange, the shareholder's account may be charged an exchange fee. There is no fee for telephone redemption; however, redemptions of Class A and Class B shares may be subject to a contingent deferred sales charge (See `Redemption of shares' in the Prospectus).

     (2) Telephone redemption and/or exchange instructions should be made by dialing 1-800-992-0180 and selecting option 3.

     (3) The Funds will not permit exchanges in violation of any of the terms and conditions set forth in the Funds' Prospectus or herein.

     (4) Telephone redemption requests must meet the following conditions to be accepted by the Funds:

          (a) Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on the registration. This address cannot reflect any change within the previous thirty (30) days.

          (b) Certain account information will need to be provided for verification purposes before the redemption will be executed.

          (c) Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed with in a 30 day period.

          (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

          (e) The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.

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
     (5) If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the ING Pilgrim Fund being acquired.

     (6) Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectus.

     (7) Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to ING Pilgrim at P.O. Box 419368, Kansas City, MO 64141 and deposited into your account before any transaction may be processed.

     (8) If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the Fund to be purchased on the exchange having the same aggregate net asset value as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.

     (9) Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the Fund's then-current prospectus.

     (10) Proceeds of a redemption may be delayed up to 15 days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.

SYSTEMATIC WITHDRAWAL PLAN

     You may elect to make periodic withdrawals from your account in any fixed amount in excess of $100 to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000. To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent. A Systematic Withdrawal Plan may be modified at any time by the Funds or terminated upon written notice by the relevant Fund.

     During the withdrawal period, you may purchase additional shares for deposit to your account, subject to any applicable sales charge, if the additional purchases are equal to at least one year's scheduled withdrawals, or $1,200, whichever is greater. There are no separate charges to you under this Plan, although a CDSC may apply if you purchased Class A, B or C shares. Shareholders who elect to have a systematic cash withdrawal must have all dividends and capital gains reinvested. As shares of the Fund are redeemed under the Plan, you may realize a capital gain or loss for income tax purposes.

                                  DISTRIBUTIONS

     As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of a Fund at the then current net asset value, with no sales charge. The Funds' management believes that most investors desire to take advantage of this privilege. It has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by the Funds automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of a Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional shares of the respective class of the Fund at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of Fund shares request that dividends and/or capital gains distributions be paid to him in cash.

                               TAX CONSIDERATIONS

     Information set forth in the Prospectus and this SAI is only a summary of certain key tax considerations generally affecting purchasers of shares of the Funds. The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal, state and local tax treatment of the Funds or the implications to shareholders, and the discussions here and in the Funds' Prospectus are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of shares of the Funds are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI; such laws and regulations may be changed by legislative, judicial or administrative action, sometimes with retroactive effect.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the `Distribution Requirement'), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will, therefore, count toward satisfaction of the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the `Income Requirement').

     In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales `against the box.' However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code section 1256 (unless the Fund elects otherwise), will generally be treated as ordinary income or loss.

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
     Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of a Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction and (2) the capital interest on acquisition indebtedness under Code section 263(g). Built-in losses will be preserved where a Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed through to a Fund's shareholders.

     In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a `short sale' (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a `straddle' (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto), or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position. Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

     Certain transactions that may be engaged in by certain Funds (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as `Section 1256 contracts.' Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a `mixed straddle' with other investments of the Fund that are not Section 1256 contracts.

     Certain Funds may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If a Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualified electing fund (a "QEF"), in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. Second, a Fund that invests in stock of a PFIC may make a mark-to-market election with respect to such stock. Pursuant to such election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over the Fund's adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of the stock at the end of a given taxable year, such excess will be deductible as ordinary loss in an amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. A Fund's holding period with respect to its PFIC stock subject to the election will commence on the first day of the next taxable year. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

     Finally, if a Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon the sale or other disposition of its interest in the PFIC or any `excess distribution' (as defined) received by the Fund from the PFIC will be allocated ratably over the Fund's holding period of its interest in the PFIC stock, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to its shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

     Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss (including, to the extent provided in Treasury Regulations, losses recognized pursuant to the PFIC mark-to-market election) incurred after October 31 as if it had been incurred in the succeeding year.

     In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option.

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

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
EXCISE TAX ON REGULATED INVESTMENT COMPANIES.

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary income for such calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a `taxable year election')). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude foreign currency gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon the actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

     Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

     Each Fund anticipates distributing all or substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. Distributions attributable to dividends received by a Fund from domestic corporations will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent discussed below. Distributions attributable to interest received by a Fund will not, and distributions attributable to dividends paid by a foreign corporation generally should not, qualify for the dividend-received deduction.

     Ordinary income dividends paid by each Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)(3) and (4):
(i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code Section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items).

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
     A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% (58% for alternative minimum tax purposes) of the capital gain recognized upon a Fund's disposition of domestic `small business' stock will be subject to tax.

     Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

     Alternative minimum tax (`AMT') is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for non corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income (`AMTI') over an exemption amount. For purposes of the corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, a corporate shareholder will generally be required to take the full amount of any dividend received from a Fund into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

     Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known. If more than 50% of the value of a Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to `pass through' to its shareholders the amount of foreign taxes paid by the Fund. If a Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

     Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional Fund shares or shares of another Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a

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distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although they economically constitute a return of capital to the shareholder.

     Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

     The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure to properly report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an exempt recipient (such as a corporation).

SALE OR REDEMPTION OF SHARES

     A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares (however, because the Money Market Trust normally maintains a stable value, in most cases there will be no gain or loss on the sale of shares of that Fund). All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of a Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (`foreign shareholder') depends on whether the income from a Fund is `effectively connected' with a U.S. trade or business carried on by such shareholder.

     If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Furthermore, such foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross income resulting from a Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends, and amounts retained by a Fund that are designated as undistributed capital gains.

     If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at the rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; STATE AND LOCAL TAX CONSIDERATIONS

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

     Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                         CALCULATION OF PERFORMANCE DATA

     For the purpose of quoting and comparing the performance of the Funds (with the exception of the Lexington Money Market Trust) to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the SEC (`SEC rules'), funds advertising performance must include total return quotes calculated according to the following formula:

                                        n
                                  P(l+T)  = ERV

Where:     P  =  a hypothetical  initial payment of $1,000
           T  =  average annual total return
           n  =  number of years (1, 5 or 10)
         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Funds' Registration Statement. In calculating the ending redeemable value, all dividends and distributions by the Funds are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. Total return, or `T' in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by the Funds would be included at that time.

     The Funds may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Funds with other measures of investment return. For example, in comparing the Funds' total return with data published by Lipper Analytical Services, Inc., or with the performance of the Standard and Poor's 500 Stock Index or the Dow Jones Industrial Average, the Funds calculate their aggregate total return for the specified periods of time assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

     With respect to the Lexington Money Market Fund, the Fund provides current yield and effective yield quotations, which are calculated in accordance with the regulations of the Securities and Exchange Commission, based upon changes in account value during a recent seven-day base period.

     Current yield quotations are computed by annualizing (on a 365-day basis) the `base period return'. The `base period return' is computed by determining the net change exclusive of capital changes in the value of the account, divided by the value of the account at the beginning of the base period. Effective yield is computed by compounding the `base period return.' Based upon dividends actually credited to the shareholders' accounts (i.e.: based upon net investment income), the current yield to an investor in the Fund during the last seven calendar days of its fiscal year ended December 31, 1999 was at an annual rate of 5.08% and the effective yield was at an annual rate of 4.96%. The average weighted maturity of investments was 46 days. The current and effective yield are affected by market conditions, portfolio quality, portfolio maturity, type of instruments held and operating expenses. The Fund attempts to keep its net asset value per share at $1.00, but attainment of this objective is not guaranteed. This Statement of Additional Information may be in use for a full year and it can be expected that these yields will fluctuate substantially from the example shown above.

     The current and effective yield figures are not a representation of future yield as the Fund's net income and expenses will vary based on many factors, including changes in short term money market yields generally and the types of instruments in the Fund's portfolio. The stated yield of the Fund may be useful in reviewing the Fund's performance and in providing a basis for comparison with other investment alternatives. However, unlike bank deposits and other investments which pay fixed yields for stated periods of time, the yield of the Fund fluctuates. In addition, other investment companies may calculate yield on a different basis and may purchase securities for their portfolios which have different qualities and maturities than those of the Fund's portfolio securities.

PERFORMANCE COMPARISONS

     In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of its Class A, Class B, Class C or Class Q shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If a Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.

     Reports and promotional literature may also contain the following information: (i) a description of the gross national or domestic product and populations, including but not limited to age characteristics, of various countries and regions in which a Fund may invest, as compiled by various organizations, and projections of such information; (ii) the performance of worldwide equity and debt markets; (iii) the capitalization of U.S. and foreign stock markets prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization; (iv) the geographic distribution of a Fund's portfolio; (v) the major industries located in various jurisdictions; (vi) the number of shareholders in the Funds or other ING Pilgrim Funds and the dollar amount of the assets under management;
(vii) descriptions of investing methods such as dollar-cost averaging, best day/worst day scenarios, etc.; (viii) comparisons of the average price to earnings ratio, price to book ratio, price to cash flow and relative currency valuations of the Funds and individual stocks in a Fund's portfolio, appropriate indices and descriptions of such comparisons; (ix) quotes from the Sub-Adviser of a Fund or other industry specialists; (x) lists or statistics of certain of a Fund's holdings including, but not limited to, portfolio composition, sector weightings, portfolio turnover rate, number of holdings, average market capitalization, and modern portfolio theory statistics; (xi) NASDAQ symbols for each class of shares of each Fund; and descriptions of the benefits of working with investment professionals in selecting investments.

     In addition, reports and promotional literature may contain information concerning the Investment Manager, the Sub-Advisers, ING Pilgrim Capital, ING Pilgrim Group, Inc. or affiliates of the Company, the Investment Manager, the Sub-Advisers, ING Pilgrim Capital or ING Pilgrim Group, Inc. including: (i) performance rankings of other funds managed by the Investment Manager or a Sub-Adviser, or the individuals employed by the Investment Manager or a Sub-Adviser who exercise responsibility for the day-to-day management of a Fund, including rankings of mutual funds published by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., or other rating services, companies, publications or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; (iii) information regarding the acquisition of the ING Pilgrim Funds by ING Pilgrim Capital; (iv) the past performance of ING Pilgrim Capital and ING Pilgrim Group, Inc.; (v) information regarding rights offerings conducted by closed-end funds managed by the Investment Manager.

     The average annual total returns, including sales charges, for each Fund for the one-, five-, and ten-year periods ended December 31, 2000, are as follows. If a Fund has been in existence for less than 10 years, performance for the period since inception and ended December 31, 2000 is also provided.

                                                                                  SINCE     INCEPTION
               FUND NAME                            1 YEAR   5 YEAR   10 YEAR   INCEPTION      DATE
               ---------                            ------   ------   -------   ---------      ----
ING Pilgrim Global Corporate Leaders Fund, Inc.
ING Pilgrim Global Technology Fund, Inc.
ING Pilgrim Gold Fund, Inc.
ING Pilgrim Global Income, Inc.
ING Pilgrim International Fund, Inc.
ING Pilgrim Silver Fund, Inc.
ING Pilgrim SmallCap Asia Growth Fund, Inc.
ING Pilgrim Troika Dialog Russia Fund, Inc.
ING Pilgrim Worldwide Emerging Markets Fund, Inc.
ING Pilgrim GNMA Income Fund, Inc.
ING Pilgrim Growth and Income Fund, Inc.
Lexington Money Market Trust(1)

----------
(1) Shares of the Money Market Trust are sold without a sales load.

                               GENERAL INFORMATION

CUSTODIAN

     Brown Brothers Harriman & Co., 40 Walker Street, Boston, Massachusetts 12109, has been retained to act as the Custodian for all Funds' (except ING Pilgrim Growth & Income Fund, ING Pilgrim GNMA Income Fund and Lexington Money Market Trust) portfolio securities including those to be held by foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the SEC and for the Funds' domestic securities and other assets. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02181, has been retained to act as the custodian for the portfolio securities of ING Pilgrim Growth & Income Fund, ING Pilgrim GNMA Income Fund and Lexington Money Market Trust. DST Systems, Inc. has been retained to act as the transfer agent. Neither Brown Brothers Harriman nor DST Systems, Inc. have any part in determining the investment policies of the Funds or in determining which portfolio securities are to be purchased or sold by the Funds or in the declaration of dividends and distributions.

LEGAL COUNSEL

     Legal matters for the Funds are passed upon by Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006.

INDEPENDENT AUDITORS

     PricewaterhouseCoopers LLP has been selected as independent auditors for the GNMA Income Fund for the fiscal year ending March 31, 2001. KPMG LLP has been selected as independent auditors for the Growth and Income Fund for the fiscal year ending May 31, 2001. PricewaterhouseCoopers LLP has been selected as independent auditors for the Global Corporate Leaders, Global Technology, Gold, International, Silver, SmallCap Asia Growth, Troika Dialog Russia, Worldwide Emerging Markets and Global Income Funds for the fiscal year ending October 31, 2001. KPMG LLP has been selected as independent auditors for the Lexington Money Market Trust for the fiscal year ending December 31, 2001.

DECLARATION OF TRUST

     The Global Income Fund and Money Market Trust are organized as Massachusetts business trusts. The Declaration of Trust of each of these Funds provides that obligations of the Fund are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.

OTHER INFORMATION

     The Funds are registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Funds by any governmental agency. The Prospectus and this Statement of Additional Information omit certain of the information contained in the Funds' Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

     Investors in the Funds will be kept informed of their progress through semi-annual reports showing portfolio composition, statistical data and any other significant data, including financial statements audited by independent certified public accountants.

REPORTS TO SHAREHOLDERS

     The fiscal year for the following Funds is October 31: ING Pilgrim Global Corporate Leaders Fund; ING Pilgrim Global Technology Fund; ING Pilgrim Gold Fund; ING Pilgrim Global Income Fund; ING Pilgrim International Fund; ING

Pilgrim SmallCap Asia Growth Fund; ING Pilgrim Troika Dialog Russia Fund; ING Pilgrim Worldwide Emerging Markets Fund. The fiscal year for the following Funds is December 31: ING Pilgrim GNMA Income Fund; ING Pilgrim Growth and Income Fund; Lexington Money Market Trust. The Funds will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

                              FINANCIAL STATEMENTS

     The financial statements from the Funds' December 31, 2000 Annual Report are incorporated herein by reference. Copies of the Funds' Annual and Semi-Annual Reports may be obtained without charge by contacting ING Pilgrim Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, (800) 992-0180.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

         (a)(1) Form of Articles of Incorporation - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.
            (2)     Form of Amended and Restated Articles of Incorporation
            (3) Form of Articles Supplementary Designating Classes A & B - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

         (b) Form of Bylaws - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

         (c)        Not Applicable

         (d) Form of Investment Management Agreement between Registrant and Pilgrim Investments, Inc.

         (e) Form of Underwriting Agreement between Registrant and Pilgrim Securities, Inc.

         (f)        Not Applicable

         (g) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. - - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

         (h)(1) Form of Administration Agreement between Registrant and Pilgrim Group, Inc. - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.
            (2) Form of Expense Limitation Agreement among Registrant, Troika Dialog Asset Management (Cayman Islands), Ltd. and Pilgrim Investments, Inc. - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

         (i) Opinion of Counsel - Filed as an exhibit to Registrant's Form N-1A Registration Statement and incorporated herein by reference

         (j)(1)     Consent of KPMG LLP - To be filed by amendment.
            (2)     Consent of Dechert

         (k)        Not Applicable

         (l) Form of Investment Letter of Initial Investors - Filed as an exhibit to Registrant's Form N-1A Registration Statement and incorporated herein by reference

         (m)(1) Form of Service and Distribution Plan for Class A Shares - - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.
            (2) Form of Service and Distribution Plan for Class B Shares - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

         (n) Form of Multiple Class Plan Pursuant to Rule 18f-3 - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

         (p)(1) Form of Code of Ethics - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.
            (2) Form of Code of Ethics for Troika Dialog Asset Management (Cayman Islands), Ltd. - Filed as an exhibit to Post Effective Amendment No. 7 to the Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 25. INDEMNIFICATION

     Article Seventh of the Articles of Incorporation provides to the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the corporation shall have any liability to the corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. The corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with the law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by Maryland General Corporation Law. No provision of the Articles of Incorporation shall be effective to require a waiver of compliance with any provision of the Securities Act of 1933, or of the Investment Company Act of 1940, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or to protect or purport to protect any director or officer of the corporation against any liability to the corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Section 7 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

     Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS

     Information as to the directors and officers of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

     Information as to the directors and officers of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Sub-Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-_____) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) ING Pilgrim Securities, Inc. is the principal underwriter for the Registrant and for Pilgrim Advisory Funds, Inc., Pilgrim Investment Funds, Inc., Pilgrim Bank and Thrift Fund, Inc., Pilgrim Prime Rate Trust, Pilgrim Mutual Funds, Pilgrim Equity Trust, Pilgrim SmallCap Opportunities Fund, Pilgrim Growth Opportunities Fund, Pilgrim Mayflower Trust, Pilgrim Government Securities Income Fund, Pilgrim Global Corporate Leaders Fund, Pilgrim Global Technology Fund, Pilgrim GNMA Income Fund, Pilgrim Growth and Income Fund, Pilgrim International Fund, Pilgrim Silver Fund, Pilgrim SmallCap Asia Growth Fund, Pilgrim Troika Dialog Russia Fund, Pilgrim Worldwide Emerging Markets Fund, Pilgrim Global Income Fund and Lexington Money Market Trust.

     (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) ING Pilgrim Investments, Inc., (c) ING Pilgrim Group, Inc., (d) the Portfolio Managers, (e) the Custodians and (f) the Transfer Agent. The address of each is as follows:

     (a)  Pilgrim Troika Dialog Russia Fund, Inc.
          7337 East Doubletree Ranch Road
          Scottsdale, Arizona 85258

     (b)  ING Pilgrim Investments, Inc.
          7337 East Doubletree Ranch Road
          Scottsdale, Arizona 85258

     (c)  ING Pilgrim Group, Inc.
          7337 East Doubletree Ranch Road
          Scottsdale, Arizona 85258

     (d)  ING Pilgrim Investments, Inc.
          7337 East Doubletree Ranch Road
          Scottsdale, Arizona 85258

     (e)  Brown Brothers Harriman & Co.
          40 Water Street
          Boston, Massachusetts 02109-3661

     (f)  DST Systems, Inc.
          P.O. Box 419368
          Kansas City, Missouri  64141

ITEM 29. MANAGEMENT SERVICES

     None.

ITEM 32. UNDERTAKINGS

     Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale, and State of Arizona on the 22nd day of December, 2000.

                                    PILGRIM TROIKA DIALOG RUSSIA FUND, INC.

                                    By: /s/ James M. Hennessy
                                        ----------------------------
                                            James M. Hennessy
                                            Senior Executive Vice
                                            President & Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       SIGNATURE                        TITLE                        DATE
       ---------                        -----                        ----

/s/ John G. Turner              Director and Chairman          December 22, 2000
----------------------------
John G. Turner*


/s/ Robert W. Stallings         Director and President         December 22, 2000
----------------------------    (Chief Executive Officer)
Robert W. Stallings*


/s/ Michael J. Roland           Senior Vice President and      December 22, 2000
----------------------------    Principal Financial Officer
Michael J. Roland*


/s/ Al Burton                   Director                       December 22, 2000
----------------------------
Al Burton*


/s/ Paul S. Doherty             Director                       December 22, 2000
----------------------------
Paul S. Doherty*


/s/ Robert B. Goode             Director                       December 22, 2000
----------------------------
Robert B. Goode*


/s/ Alan L. Gosule              Director                       December 22, 2000
----------------------------
Alan L. Gosule*


/s/ Walter H. May               Director                       December 22, 2000
----------------------------
Walter H. May*

/s/ Jock Patton                 Director                       December 22, 2000
----------------------------
Jock Patton*


/s/ David W.C. Putnam           Director                       December 22, 2000
----------------------------
David W.C. Putnam*


/s/ John R. Smith               Director                       December 22, 2000
----------------------------
John R. Smith*


/s/ David W. Wallace            Director                       December 22, 2000
----------------------------
David W. Wallace*


*  By: /s/ James M. Hennessy
       ----------------------------
           James M. Hennessy
           Attorney-in-Fact**

-------
** Powers of Attorney for Michael J. Roland and the Directors were filed as part of Post-Effective Amendment No. 7 to the Registrant's Registration Statement as filed on July 26, 2000 and are incorporated herein by reference.

                                  EXHIBIT LIST

EXHIBIT NUMBER                      DESCRIPTION
--------------                      -----------
    (a)(2)          Form of Amended and Restated Articles of Incorporation

    (d) Form of Investment Management Agreement between Registrant and Pilgrim Investments, Inc.

    (e) Form of Underwriting Agreement between Registrant and Pilgrim Securities, Inc.

    (j)(2)          Consent of Dechert